UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23402
Name of Fund:
BlackRock ETF Trust
BlackRock Future Climate and Sustainable Economy ETF
BlackRock Future Financial and Technology ETF
BlackRock Future Health ETF
BlackRock Future Tech ETF
BlackRock Future U.S. Themes ETF
BlackRock Large Cap Core ETF
BlackRock Large Cap Value ETF
BlackRock U.S. Carbon Transition Readiness ETF
BlackRock U.S. Equity Factor Rotation ETF
BlackRock U.S. Industry Rotation ETF
BlackRock World ex U.S. Carbon Transition Readiness ETF
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
7/31/2024
Date of reporting period:
7/31/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Future Climate and Sustainable Economy ETF
BECO | NYSE Arca
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Future Climate and Sustainable Economy ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Future Climate and Sustainable Economy ETF	$70	0.70%
How did the Fund perform last year?
  Global equities posted strong positive returns in the 12-month period, reflecting anticipation of a soft landing for the economy and the view that major central banks had come to the end of their hiking cycles and were poised to begin cutting short term interest rates.
  While returns for both styles were well into double digits, within the large-cap universe the performance of growth stocks notably outstripped that of their value counterparts.
  Performance leadership came from a narrow group of mega-cap U.S. technology and communication services stocks viewed as beneficiaries of efforts to commercialize the use of artificial intelligence.
What contributed to performance?
The Fund’s overweight position in Ingersoll Rand Inc. was the largest individual positive contributor to returns. The industrial efficiency company has benefited from the reshoring of clean energy technologies and delivered strong financial results. An out-of-benchmark position in the agribusiness and food company Bunge Global SA was also a notable positive contributor. The company delivered strong earnings growth during the period while making progress on its integration with Viterra, which is expected to lead to synergies.
What detracted from performance?
A lack of exposure to Nvidia Corp. was the largest detractor from performance as the stock soared amid continued robust demand for its high-end GPU chips for use in artificial intelligence applications. The company currently does not sit within the Fund’s investment universe. An out-of-benchmark position in renewable energy company Canadian Solar Inc. also detracted notably. The broader solar industry has been impacted by excess supply which has led to a resetting of earnings expectations.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 3, 2021 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year		Since Fund Inception
Fund NAV	(1.22	) %	(4.13	) %
Fund Market	(1.09)		(4.15)
MSCI All Country World Index	17.02		5.48
MSCI ACWI Multiple Industries Select Index	13.34		4.21
Key Fund statistics
Net Assets	$3,239,740
Number of Portfolio Holdings	55
Net Investment Advisory Fees	$25,512
Portfolio Turnover Rate	51%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
The inception date of the Fund was August 3, 2021. The first day of secondary market trading was August 5, 2021.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Machinery	13.1%
Chemicals	13.0%
Electrical Equipment	11.8%
Food Products	11.1%
Containers & Packaging	9.4%
Building Products	7.0%
Semiconductors & Semiconductor Equipment	6.8%
Electric Utilities	5.9%
Commercial Services & Supplies	4.5%
Independent Power and Renewable Electricity Producers	3.4%
Other*	14.0%
Ten largest holdings
Security	Percent of Total Investments(a)
DSM-Firmenich AG	3.5%
Ag Growth International Inc.	3.1%
NextEra Energy Inc.	3.1%
Symrise AG, Class A	3.0%
Ecolab Inc.	3.0%
Avery Dennison Corp.	3.0%
EDP Renovaveis SA	2.9%
SSE PLC	2.8%
Kerry Group PLC, Class A	2.7%
National Grid PLC	2.7%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2023.
On May 16, 2024, the Fund’s Board approved a proposal to liquidate the Fund. Accordingly, effective August 12, 2024, the Fund no longer accepted creation and redemption orders and trading was halted prior to market open on August 13, 2024. Proceeds of the liquidation were sent to shareholders on August 15, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (1-800-474-2737).
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
BlackRock Future Climate and Sustainable Economy ETF
Annual Shareholder Report — July 31, 2024
BECO-07/24-AR

BlackRock Future Financial and Technology ETF
BPAY | NYSE Arca
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Future Financial and Technology ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Future Financial and Technology ETF	$73	0.70%
How did the Fund perform last year?
  Small- to mid-sized financial technology stocks posted positive returns in the annual period.
  The sector did not keep pace with broad-based measures of market performance that include mega-cap U.S. technology stocks. The Fund therefore underperformed its reference benchmark, the MSCI All Country World Index.
  The Fund’s holdings in bank stocks made a strong contribution to performance, as did its positions in consumer finance stocks in the financial services category. On the other hand, holdings in the transaction & payments, specialized finance, and capital markets industries posted losses in the aggregate.
What contributed to performance?
Kaspi.kz JSC, a Kazakhstan-based fintech company, was a top contributor. The shares gained ground following the announcement of a strong revenue beat in February and positive sentiment surrounding the company’s ADR listing in the United States. Inter & Co., Inc., a Brazilian digital bank, was also a leading contributor. The stock outperformed after the company reported strong earnings results in May. Additionally, a regulatory change limiting the growth of consumer credit card debt in Brazil did not have as negative an impact on Brazilian financial companies as previously feared.
What detracted from performance?
Cab Payments Holdings PLC, a London-listed business-to-business cross-border payments and foreign exchange provider, was the largest detractor. The stock fell as the company reduced its revenue and earnings guidance due to weakness in both profit margins and volumes. Worldline SA, a multinational payments and transactional services company, also detracted due to weaker-than-expected revenue growth and reduced guidance for 2024.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 16, 2022 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	9.06%	(0.44	) %
Fund Market	9.30	(0.29)
MSCI All Country World Index	17.02	13.29
Key Fund statistics
Net Assets	$4,873,399
Number of Portfolio Holdings	35
Net Investment Advisory Fees	$31,242
Portfolio Turnover Rate	58%
The inception date of the Fund was August 16, 2022. The first day of secondary market trading was August 18, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Financial Services	46.0%
Consumer Finance	20.3%
Banks	18.0%
Capital Markets	12.6%
Software	3.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Discover Financial Services	6.1%
Global Payments Inc.	5.2%
PayPal Holdings Inc.	4.8%
Charles Schwab Corp. (The)	4.5%
Rakuten Bank Ltd.	4.3%
Kaspi.KZ JSC	4.1%
Fiserv Inc.	4.1%
Worldline SA/France	3.8%
WEX Inc.	3.8%
Capital One Financial Corp.	3.7%
(a)	Excludes money market funds.
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (1-800-474-2737).
On July 30, 2024, the Board approved a proposal to change the name of the Fund from BlackRock Future Financial and Technology ETF to iShares FinTech Active ETF. In connection with the Fund’s name change, the Fund’s 80% policy will be changed to a nonfundamental investment policy to invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of fintech companies and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes are expected to become effective on October 10, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (1-800-474-2737).
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
BlackRock Future Financial and Technology ETF
Annual Shareholder Report — July 31, 2024
BPAY-07/24-AR

BlackRock Future Health ETF
BMED | NYSE Arca
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Future Health ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Future Health ETF	$87	0.85%
How did the Fund perform last year?
  Small- to mid-sized healthcare stocks posted positive returns in the annual period.
  The sector did not keep pace with broad-based measures of market performance that include mega-cap U.S. technology stocks. The Fund therefore underperformed its reference benchmark, the MSCI All Country World Index.
  The Fund’s holdings in the pharmaceuticals, biotechnology & life sciences category made the strongest contribution to performance, with biotechnology stocks leading the way. On the other hand, holdings in the healthcare equipment & services industry detracted.
What contributed to performance?
On an individual security basis, an out-of-benchmark position in Rhythm Pharmaceuticals, Inc., a rare disease treatment company that benefited from strong sales growth for its chronic weight management drug Imcivree, was the largest contributor to relative returns. An out-of-benchmark holding in Blueprint Medicines Corp. was also a sizable contributor. The precision therapy company saw strong sales for its drug AYVAKIT, a treatment for a rare hematologic disorder.
What detracted from performance?
An overweight position in the orthodontics company Align Technology, Inc., whose shares were hurt by weaker consumer sentiment and inflationary pressures, was among the largest detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 29, 2020 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	5.30%	0.93%
Fund Market	5.42	0.93
MSCI All Country World Index	17.02	11.92
MSCI ACWI SMID Growth Health Care Index	3.94	(1.64)
Key Fund statistics
Net Assets	$4,164,930
Number of Portfolio Holdings	138
Net Investment Advisory Fees	$33,267
Portfolio Turnover Rate	77%
The inception date of the Fund was September 29, 2020. The first day of secondary market trading was October 1, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Biotechnology	42.3%
Life Sciences Tools & Services	21.4%
Health Care Equipment & Supplies	18.8%
Health Care Providers & Services	11.9%
Pharmaceuticals	5.3%
Financial Services	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Boston Scientific Corp.	3.8%
Cencora Inc.	3.6%
Intuitive Surgical Inc.	3.0%
Argenx SE	2.8%
Alnylam Pharmaceuticals Inc.	2.7%
Mettler-Toledo International Inc.	2.6%
West Pharmaceutical Services Inc.	2.6%
Amgen Inc.	2.5%
Danaher Corp.	2.1%
BioMarin Pharmaceutical Inc.	2.0%
(a)	Excludes money market funds.
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (1-800-474-2737).
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Future Health ETF to iShares Health Innovation Active ETF. This change is expected to become effective on or about October 10, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (1-800-474-2737).
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
BlackRock Future Health ETF
Annual Shareholder Report — July 31, 2024
BMED-07/24-AR

BlackRock Future Tech ETF
BTEK | NYSE Arca
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Future Tech ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Future Tech ETF	$94	0.88%
How did the Fund perform last year?
  Large cap technology stocks outperformed small- to mid-sized technology stocks , during the period, driven by investments in technology hardware to support artificial intelligence (AI) and the elevated interest rate environment.
  The Fund underperformed its reference benchmark, the MSCI All Country World Index, primarily as a result of pronounced weakness in the technology sector in July 2024.
  The Fund’s holdings in the semiconductors & semiconductors equipment industry made the strongest contribution to performance. On the other hand, holdings in the services sub-sector detracted the most from returns over the period.
What contributed to performance?
An overweight position in NVIDIA, Inc. was the largest contributor at the individual security level. The semiconductor designer’s stock rose on accelerated demand for artificial intelligence (AI) hardware components, as companies looked to upgrade technology infrastructure to support AI. An out-of-benchmark holding in Spotify Technology SA, which boosted its profit margins by increasing prices on premium offerings and implementing cost-cutting measures, was another top contributor.
What detracted from performance?
An overweight in the software provider MongoDB, Inc. was the largest detractor. The stock declined due to broader weakness in the software sub-sector caused by the elevated interest rate environment and constrained IT spending. An out-of-benchmark position in the semiconductor producer Wolfspeed, Inc. also detracted from performance. The company faced decreased demand in its electric vehicle (EV) segment and faced challenges with its new-product launches.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 29, 2020 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	13.39%	0.56%
Fund Market	13.45	0.57
MSCI All Country World Index	17.02	11.92
MSCI ACWI SMID Growth Information Technology Index	11.01	9.55
Key Fund statistics
Net Assets	$13,414,194
Number of Portfolio Holdings	87
Net Investment Advisory Fees	$124,857
Portfolio Turnover Rate	70%
The inception date of the Fund was September 29, 2020. The first day of secondary market trading was October 1, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	36.1%
Software	23.5%
Technology Hardware, Storage & Peripherals	7.2%
Electronic Equipment, Instruments & Components	5.3%
Entertainment	4.6%
IT Services	4.2%
Interactive Media & Services	3.2%
Professional Services	3.0%
Media	2.1%
Broadline Retail	1.8%
Other*	9.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	10.4%
Synopsys Inc.	3.5%
ASM International NV	3.3%
SK Hynix Inc.	2.9%
Pure Storage Inc., Class A	2.6%
Informa PLC	2.1%
Monolithic Power Systems Inc.	2.1%
Wolters Kluwer NV	1.9%
Spotify Technology SA	1.9%
ASPEED Technology Inc.	1.9%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2023.
On May 16, 2024, the Fund’s Board approved a proposal to liquidate the Fund. Accordingly, effective August 12, 2024, the Fund no longer accepted creation and redemption orders and trading was halted prior to market open on August 13, 2024. Proceeds of the liquidation were sent to shareholders on August 15, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (1-800-474-2737).
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
BlackRock Future Tech ETF
Annual Shareholder Report — July 31, 2024
BTEK-07/24-AR

BlackRock Future U.S. Themes ETF
BTHM | NYSE Arca
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Future U.S. Themes ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Future U.S. Themes ETF	$68	0.60%
How did the Fund perform last year?
  U.S. equities performed well in the annual period, led by mega-cap information technology stocks. The market was propelled by the combination of positive economic growth, steady corporate earnings, and expectations that the U.S. Federal Reserve will begin to cut interest rates later in 2024.
  The Fund outperformed its benchmark, the S&P 500® Index.
  The Fund’s holdings in the information technology sector, particularly in the semiconductor industry, were the primary drivers of its positive total return.
What contributed to performance?
NVIDIA Corp. and Broadcom, Inc. were the largest contributors at the individual stock level. The ascendance of generative artificial intelligence (AI) in 2023 was perceived by investors as a watershed moment and quickly became a significant driver of market returns that persisted into 2024. Both stocks benefited from this trend due to the companies’ roles as developers of chips used in AI development.
What detracted from performance?
Underweight positions in Microsoft Corp. and Eli Lilly & Co. detracted from performance. Microsoft’s stock appreciated meaningfully as investors viewed the large firm as a significant beneficiary of the generative AI theme. Eli Lilly outperformed behind enthusiasm for its participation in the revolutionary GLP-1 weight-loss medications.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: December 14, 2021 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	26.36%	9.64%
Fund Market	26.48	9.64
S&P 500® Index	22.15	8.59
Key Fund statistics
Net Assets	$7,458,152
Number of Portfolio Holdings	134
Net Investment Advisory Fees	$35,113
Portfolio Turnover Rate	91%
The inception date of the Fund was December 14, 2021. The first day of secondary market trading was December 16, 2021.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	14.2%
Specialty Retail	12.7%
Software	10.7%
Technology Hardware, Storage & Peripherals	8.4%
Consumer Staples Distribution & Retail	6.7%
Household Products	4.6%
Financial Services	3.6%
Machinery	3.4%
Oil, Gas & Consumable Fuels	3.3%
Interactive Media & Services	3.1%
Other*	29.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	7.3%
Microsoft Corp.	5.6%
Apple Inc.	5.5%
Walmart Inc.	3.5%
TJX Companies Inc. (The)	3.3%
Lowe's Companies Inc.	3.2%
Ross Stores Inc.	3.0%
Costco Wholesale Corp.	2.9%
Procter & Gamble Co. (The)	2.7%
Amazon.com Inc.	2.6%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (1-800-474-2737).
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Future U.S. Themes ETF to iShares Thematic Rotation Active ETF . The Fund's ticker will also be changed from BTHM to THRO. These changes are expected to become effective on or about October 10, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (1-800-474-2737).
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
BlackRock Future U.S. Themes ETF
Annual Shareholder Report — July 31, 2024
BTHM-07/24-AR

BlackRock Large Cap Core ETF
BLCR | NASDAQ
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Large Cap Core ETF (the “Fund”) for the period of October 24, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Large Cap Core ETF	$31(a)	0.36%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
How did the Fund perform during the period?
  U.S. equities posted strong positive returns in the 12-month period, reflecting anticipation of a soft landing for the economy and the view that the U.S. Federal Reserve had come to the end of its hiking cycle and was poised to begin cutting short term interest rates.
  While returns for both styles were well into double digits, within the large-cap universe the performance of growth stocks notably outstripped that of their value counterparts.
  Performance leadership came from a narrow group of mega-cap U.S. technology and communication services stocks viewed as beneficiaries of efforts to commercialize the use of artificial intelligence.
What contributed to performance?
Tenet Healthcare Corp. operates an extensive hospital network, including outpatient surgical care centers. A combination of recovering patient volumes, strong pricing, improving labor dynamics, and deleveraging boosted the stock. Zebra Technologies Corp. specializes in mobile computing and technology solutions including computers, tablets, RFID tags, and barcode scanners. The company has delivered stronger-than expected-revenues and earnings, underpinned by a recovery in demand among retail and e-commerce customers.
What detracted from performance?
A significant underweight to Nvidia Corp. proved detrimental as the stock soared amid continued robust demand for its high-end GPU chips. We continue to believe other semiconductor companies offer more attractive risk versus reward profiles over the intermediate term based on Nvidia’s current valuation. Aptiv PLC is a global auto parts supplier focused on electronic systems used in both traditional and electric vehicles (“EVs”). The stock declined sharply on weaker-than-expected operating results, a more conservative near-term growth forecast, and disappointing EV demand.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 24, 2023 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
As of the date of this report, the Fund does not have a full fiscal year of performance information to report.
Key Fund statistics
Net Assets	$7,218,741
Number of Portfolio Holdings	53
Net Investment Advisory Fees	$18,338
Portfolio Turnover Rate	31%
The inception date of the Fund was October 24, 2023. The first day of secondary market trading was October 26, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	10.6%
Interactive Media & Services	9.1%
Software	8.1%
Health Care Providers & Services	7.3%
Broadline Retail	6.0%
Pharmaceuticals	4.4%
Technology Hardware, Storage & Peripherals	4.1%
Machinery	4.1%
Oil, Gas & Consumable Fuels	3.7%
Chemicals	3.6%
Other*	39.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Microsoft Corp.	8.1%
Amazon.com Inc.	6.0%
Apple Inc.	4.1%
Alphabet Inc., Class A	3.5%
Nvidia Corp.	3.3%
Meta Platforms Inc., Class A	3.3%
Berkshire Hathaway Inc., Class B	2.7%
Intercontinental Exchange Inc.	2.6%
Shell PLC	2.5%
Elevance Health Inc.	2.5%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.
Material Fund changes
This is a summary of certain changes to the Fund since October 24, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (1-800-474-2737).
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Large Cap Core ETF to iShares Large Cap Core Active ETF. This change is expected to become effective on or about October 10, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (1-800-474-2737).
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
BlackRock Large Cap Core ETF
Annual Shareholder Report — July 31, 2024
BLCR-07/24-AR

BlackRock Large Cap Value ETF
BLCV | NASDAQ
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Large Cap Value ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Large Cap Value ETF	$58	0.53%
How did the Fund perform last year?
  U.S. equities posted strong positive returns in the 12-month period, reflecting anticipation of a soft landing for the economy and the view that the U.S. Federal Reserve had come to the end of its hiking cycle and was poised to begin cutting short term interest rates.
  While returns for large-cap value stocks as gauged by the Russell 1000® Value Index were well into double digits, they notably lagged their large-cap growth counterparts, which benefited the most from the outlook for lower interest rates.
  Performance leadership came from a narrow group of mega-cap U.S. technology and communication services stocks viewed as beneficiaries of efforts to commercialize the use of artificial intelligence.
What contributed to performance?
Positive contributions were led by holdings of industrials company Leidos Holdings, Inc. and pharmaceutical company Eli Lily and Company. Sentiment with respect to Leidos was bolstered by stronger-than-anticipated top-line and bottom-line growth, particularly in its healthcare and civil segments. Results for Eli Lily have benefited from the increased production and adoption of its GLP-1 weight loss drugs.
What detracted from performance?
The two largest detractors were holdings of energy exploration and production company Kosmos Energy Ltd. and healthcare product provider Baxter International. Kosmos experienced operational issues while lowering guidance for production volumes and raising guidance with respect to capital expenditures. Baxter underperformed due to weak sales of medical products and devices from its recently acquired Hill Rom subsidiary, as it struggled to cross-sell to its existing customers.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 19, 2023 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	19.53%	24.32%
Fund Market	19.72	24.35
Russell 1000® Index	21.50	27.59
Russell 1000® Value Index	14.80	19.89
Key Fund statistics
Net Assets	$7,318,448
Number of Portfolio Holdings	58
Net Investment Advisory Fees	$36,055
Portfolio Turnover Rate	52%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The inception date of the Fund was May 19, 2023. The first day of secondary market trading was May 23, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Health Care Providers & Services	11.2%
Banks	9.8%
Oil, Gas & Consumable Fuels	7.1%
Professional Services	7.0%
Insurance	4.5%
Aerospace & Defense	4.4%
Health Care Equipment & Supplies	4.0%
Electric Utilities	3.8%
Media	3.5%
Technology Hardware, Storage & Peripherals	3.3%
Other*	41.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Wells Fargo & Co.	3.6%
Citigroup Inc.	3.6%
SS&C Technologies Holdings Inc.	2.8%
Cardinal Health Inc.	2.7%
CVS Health Corp.	2.6%
First Citizens BancShares Inc./NC, Class A	2.6%
L3Harris Technologies Inc.	2.5%
Comcast Corp., Class A	2.5%
Intercontinental Exchange Inc.	2.3%
Kosmos Energy Ltd.	2.3%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (1-800-474-2737).
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Large Cap Value ETF to iShares Large Cap Value Active ETF. This change is expected to become effective on or about October 10, 2024.
Effective May 23, 2024, BlackRock Fund Advisors has contractually agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 0.46% as a percentage of the Fund’s average daily net assets through June 30, 2026.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (1-800-474-2737).
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
BlackRock Large Cap Value ETF
Annual Shareholder Report — July 31, 2024
BLCV-07/24-AR

BlackRock U.S. Carbon Transition Readiness ETF
LCTU | NYSE Arca
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock U.S. Carbon Transition Readiness ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock U.S. Carbon Transition Readiness ETF	$15	0.14%
How did the Fund perform last year?
  The Fund produced a strong absolute return but underperformed its benchmark, the Russell 1000 Index, in the annual period.
  Given the Fund’s tight sector constraints, most of the difference in relative performance was driven by security selection.
  The Fund’s transition-readiness (LCETR) model-driven investment approach measures a company’s exposure to and management of transition risks and opportunities, seeking to provide investors with a higher conviction approach to invest in the transition to the low-carbon economy. These evaluations are used to determine active portfolio weights, subject to risk and other constraints, relative to the Russell 1000® Index.
What contributed to performance?
Security selection in the materials and industrials sectors made the largest contribution. The Fund’s relative performance further benefited from zero weightings in stocks excluded by its investment process.
What detracted from performance?
Stock selection in the information technology and healthcare sectors detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 6, 2021 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	20.61%	9.94%
Fund Market	20.60	9.95
Russell 1000® Index	21.50	10.20
Key Fund statistics
Net Assets	$1,242,871,740
Number of Portfolio Holdings	293
Net Investment Advisory Fees	$1,997,471
Portfolio Turnover Rate	46%
The inception date of the Fund was April 6, 2021. The first day of secondary market trading was April 8, 2021.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	30.6%
Financials	13.9%
Health Care	11.6%
Consumer Discretionary	10.1%
Industrials	8.4%
Communication Services	8.2%
Consumer Staples	6.2%
Energy	3.5%
Materials	2.6%
Utilities	2.5%
Real Estate	2.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	7.3%
Nvidia Corp.	5.5%
Microsoft Corp.	5.3%
Amazon.com Inc.	3.3%
Alphabet Inc., Class A	2.2%
Meta Platforms Inc., Class A	2.0%
Alphabet Inc., Class C	1.8%
Mastercard Inc., Class A	1.8%
Eli Lilly & Co.	1.6%
Johnson & Johnson	1.6%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (1-800-474-2737).
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
BlackRock U.S. Carbon Transition Readiness ETF
Annual Shareholder Report — July 31, 2024
LCTU-07/24-AR

BlackRock U.S. Equity Factor Rotation ETF
DYNF | NYSE Arca
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock U.S. Equity Factor Rotation ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock U.S. Equity Factor Rotation ETF	$23	0.20%
How did the Fund perform last year?
  U.S. equities posted strong positive returns in the 12-month period, reflecting anticipation of a soft landing for the economy and the view that the U.S. Federal Reserve (“Fed”) had come to the end of its hiking cycle and was poised to begin cutting short term interest rates.
  While returns for both styles were well into double digits, within the large-cap universe the performance of growth stocks notably outstripped that of their value counterparts.
  Performance leadership came from a narrow group of mega-cap U.S. technology and communication services stocks viewed as beneficiaries of efforts to commercialize the use of artificial intelligence (“AI”).
What contributed to performance?
In sector terms, overweights to information technology and consumer discretionary along with an underweight to healthcare led positive contributions. In industry terms, overweights to semiconductors, household durables, and hotels, restaurants & leisure proved additive. Portfolio style factor positioning resulted from security selection also contributed, most notably tilts towards the momentum, mega cap, quality and growth characteristics, as performance for these stocks was fueled by AI euphoria and expectations of Fed rate cuts.
What detracted from performance?
In sector terms, overweights to financials and energy weighed on performance. In industry terms, an underweight to automobiles and an overweight to oil, gas & consumable fuels detracted. While style factor allocations were additive overall, positioning around stocks with high volatility and value characteristics detracted slightly.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 19, 2019 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	27.15%	14.75%	15.02%
Fund Market	27.31	14.74	15.03
MSCI USA Index	22.02	14.96	15.21
Key Fund statistics
Net Assets	$10,139,022,588
Number of Portfolio Holdings	126
Net Investment Advisory Fees	$7,185,693
Portfolio Turnover Rate	90%
The inception date of the Fund was March 19, 2019. The first day of secondary market trading was March 21, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	36.8%
Financials	20.0%
Consumer Discretionary	15.1%
Communication Services	8.7%
Industrials	5.8%
Consumer Staples	4.2%
Health Care	3.7%
Energy	3.4%
Utilities	1.4%
Materials	0.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	8.3%
Microsoft Corp.	7.5%
Apple Inc.	7.0%
Amazon.com Inc.	4.4%
Lennar Corp., Class A	4.0%
JPMorgan Chase & Co.	3.8%
Berkshire Hathaway Inc., Class B	3.8%
Visa Inc., Class A	3.6%
Meta Platforms Inc., Class A	3.3%
Alphabet Inc., Class A	3.1%
(a)	Excludes money market funds.
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (1-800-474-2737).
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock U.S. Equity Factor ETF to iShares U.S. Equity Factor Rotation Active ETF. This change is expected to become effective on or about October 10, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (1-800-474-2737).
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
BlackRock U.S. Equity Factor Rotation ETF
Annual Shareholder Report — July 31, 2024
DYNF-07/24-AR

BlackRock U.S. Industry Rotation ETF
INRO | NASDAQ
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock U.S. Industry Rotation ETF (the “Fund”) for the period of March 26, 2024 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock U.S. Industry Rotation ETF	$15(a)	0.42%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Key Fund statistics
Net Assets	$9,371,589
Number of Portfolio Holdings	967
Net Investment Advisory Fees	$9,072
Portfolio Turnover Rate	107%
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	30.6%
Communication Services	14.9%
Industrials	13.5%
Consumer Discretionary	12.2%
Financials	9.3%
Health Care	6.9%
Energy	4.1%
Consumer Staples	3.2%
Materials	2.5%
Real Estate	2.2%
Utilities	0.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	7.8%
Microsoft Corp.	5.3%
Apple Inc.	4.6%
Meta Platforms Inc., Class A	4.0%
Alphabet Inc., Class A	3.9%
Alphabet Inc., Class C	3.3%
T-Mobile U.S. Inc.	2.2%
Broadcom Inc.	2.1%
Amazon.com Inc.	1.6%
Tesla Inc.	1.5%
(a)	Excludes money market funds.
Material Fund changes
This is a summary of certain changes to the Fund since March 26, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (1-800-474-2737).
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock U.S. Industry Rotation ETF to iShares U.S. Industry Rotation Active ETF. This change is expected to become effective on or about October 10, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (1-800-474-2737).
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
BlackRock U.S. Industry Rotation ETF
Annual Shareholder Report — July 31, 2024
INRO-07/24-AR

BlackRock World ex U.S. Carbon Transition Readiness ETF
LCTD | NYSE Arca
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock World ex U.S. Carbon Transition Readiness ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock World ex U.S. Carbon Transition Readiness ETF	$21	0.20%
How did the Fund perform last year?
  The Fund produced a strong absolute return but underperformed its benchmark, the MSCI World ex USA Index, in the annual period.
  Given the Fund’s tight sector constraints, most of the difference in relative performance was driven by security selection.
  The Fund’s transition-readiness (LCETR) model-driven investment approach measures a company’s exposure to and management of transition risks and opportunities, seeking to provide investors with a higher conviction approach to invest in the transition to the low-carbon economy. These evaluations are used to determine active portfolio weights, subject to risk and other constraints, relative to the MSCI World ex USA Index.
What contributed to performance?
Security selection in the healthcare and communication services sectors made the largest contribution.
What detracted from performance?
Stock selection in the information technology and consumer staples sectors detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 6, 2021 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	9.70%	3.19%
Fund Market	9.43	3.16
MSCI World ex USA Index	11.12	4.69
Key Fund statistics
Net Assets	$293,256,316
Number of Portfolio Holdings	346
Net Investment Advisory Fees	$775,939
Portfolio Turnover Rate	45%
The inception date of the Fund was April 6, 2021. The first day of secondary market trading was April 8, 2021.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.3%
Industrials	17.0%
Health Care	12.0%
Consumer Discretionary	10.5%
Information Technology	9.5%
Consumer Staples	7.5%
Materials	7.3%
Energy	5.6%
Communication Services	3.7%
Utilities	3.0%
Real Estate	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Novo Nordisk A/S, Class B	2.3%
ASML Holding NV	2.1%
Nestle SA	1.9%
Royal Bank of Canada	1.9%
Novartis AG	1.7%
AstraZeneca PLC	1.6%
HSBC Holdings PLC	1.6%
Schneider Electric SE	1.5%
Toronto-Dominion Bank (The)	1.4%
LVMH Moet Hennessy Louis Vuitton SE	1.3%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (1-800-474-2737).
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
BlackRock World ex U.S. Carbon Transition Readiness ETF
Annual Shareholder Report — July 31, 2024
LCTD-07/24-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Pricewaterhouse Coopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees	(b) Audit- Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Future Climate and Sustainable Economy ETF	$16,362	$16,160	$0	$0	$9,700	$9,700	$0	$0
BlackRock Future Financial and Technology ETF	$16,362	$14,544	$0	$0	$9,700	$9,700	$0	$0
BlackRock Future Health ETF	$13,433	$13,332	$0	$0	$9,700	$9,700	$0	$0
BlackRock Future Tech ETF	$13,433	$13,332	$0	$0	$9,700	$9,700	$0	$0
BlackRock Future U.S. Themes ETF	$13,433	$13,332	$0	$0	$9,700	$9,700	$0	$0
BlackRock Large Cap Core ETF	$12,000	$0	$0	$0	$9,700	$0	$0	$0
BlackRock Large Cap Value ETF	$13,433	$13,200	$0	$0	$9,700	$9,700	$0	$0
BlackRock U.S. Carbon Transition Readiness ETF	$16,362	$16,160	$0	$0	$9,700	$9,700	$0	$0
BlackRock U.S. Equity Factor Rotation ETF	$13,433	$12,625	$0	$0	$9,700	$9,700	$0	$0
BlackRock U.S. Industry Rotation ETF	$12,000	$0	$0	$0	$9,700	$0	$0	$0

	(a) Audit Fees	(b) Audit- Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock World ex U.S. Carbon Transition Readiness ETF	$13,433	$13,332	$0	$0	$9,700	$9,700	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Future Climate and Sustainable Economy ETF	$9,700	$9,700
BlackRock Future Financial and Technology ETF	$9,700	$9,700
BlackRock Future Health ETF	$9,700	$9,700
BlackRock Future Tech ETF	$9,700	$9,700
BlackRock Future U.S. Themes ETF	$9,700	$9,700
BlackRock Large Cap Core ETF	$9,700	$0
BlackRock Large Cap Value ETF	$9,700	$9,700
BlackRock U.S. Carbon Transition Readiness ETF	$9,700	$9,700
BlackRock U.S. Equity Factor Rotation ETF	$9,700	$9,700
BlackRock U.S. Industry Rotation ETF	$9,700	$0
BlackRock World ex U.S. Carbon Transition Readiness ETF	$9,700	$9,700

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

(b) Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

July 31, 2024

2024 Annual Financial Statements

BlackRock ETF Trust
• BlackRock Future Climate and Sustainable Economy ETF | BECO | NYSE Arca
• BlackRock Future Financial and Technology ETF | BPAY | NYSE Arca
• BlackRock Future Health ETF | BMED | NYSE Arca
• BlackRock Future Tech ETF | BTEK | NYSE Arca
• BlackRock Future U.S. Themes ETF | BTHM | NYSE Arca
• BlackRock Large Cap Core ETF | BLCR | NASDAQ
• BlackRock Large Cap Value ETF | BLCV | NASDAQ
• BlackRock U.S. Carbon Transition Readiness ETF | LCTU | NYSE Arca
• BlackRock U.S. Equity Factor Rotation ETF | DYNF | NYSE Arca
• BlackRock U.S. Industry Rotation ETF | INRO | NASDAQ
• BlackRock World ex U.S. Carbon Transition Readiness ETF | LCTD | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments
July 31, 2024
BlackRock Future Climate and Sustainable Economy ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Building Products — 6.7%
Cie. de Saint-Gobain SA	751	$64,425
Kingspan Group PLC	589	55,109
Owens Corning	178	33,176
Trane Technologies PLC	192	64,182
		216,892
Chemicals — 12.5%
DSM-Firmenich AG	864	110,306
Ecolab Inc.	405	93,430
Nutrien Ltd.	954	48,845
Robertet SA	64	58,597
Symrise AG, Class A	745	93,893
		405,071
Commercial Services & Supplies — 4.4%
Clean Harbors Inc.(a)	298	71,141
Republic Services Inc., Class A	362	70,344
		141,485
Construction & Engineering — 2.3%
AECOM	356	32,257
Quanta Services Inc.	158	41,930
		74,187
Containers & Packaging — 9.1%
Avery Dennison Corp.	429	93,020
Crown Holdings Inc.	790	70,073
SIG Group AG	3,344	70,224
Smurfit WestRock PLC(a)	1,366	60,602
		293,919
Electric Utilities — 5.7%
NextEra Energy Inc.	1,248	95,335
SSE PLC	3,657	88,506
		183,841
Electrical Equipment — 11.3%
Canadian Solar Inc.(a)	2,657	44,053
Contemporary Amperex Technology Co. Ltd., Class A	1,000	25,774
Eaton Corp. PLC	198	60,348
GE Vernova Inc.(a)	365	65,058
Hubbell Inc., Class B	169	66,865
Schneider Electric SE	159	38,325
Vestas Wind Systems A/S(a)	2,664	65,926
		366,349
Electronic Equipment, Instruments & Components — 3.0%
Keyence Corp.	100	43,726
Rogers Corp.(a)	219	26,757
Samsung SDI Co. Ltd.	114	26,805
		97,288
Food Products — 10.7%
Bunge Global SA	660	69,452
Darling Ingredients Inc.(a)	942	37,426
Kerry Group PLC, Class A	905	84,613
Maple Leaf Foods Inc.	1,460	26,659
Salmar ASA	1,449	83,368
SunOpta Inc.(a)	8,373	44,377
		345,895
Security	Shares	Value
Ground Transportation — 1.6%
Union Pacific Corp.	212	$52,307
Independent Power and Renewable Electricity Producers — 3.2%
EDP Renovaveis SA	5,835	90,711
Orron Energy AB(a)	20,316	14,508
		105,219
Machinery — 12.5%
Ag Growth International Inc.	2,333	96,267
AGCO Corp.	456	43,056
Deere & Co.	117	43,522
John Bean Technologies Corp.	458	45,058
Kurita Water Industries Ltd.	1,500	64,018
Marel HF(b)	1,737	6,354
Spirax Group PLC	381	44,481
Xylem Inc./New York	475	63,412
		406,168
Multi-Utilities — 2.6%
National Grid PLC	6,645	84,313
Paper & Forest Products — 1.8%
UPM-Kymmene OYJ	1,768	58,478
Professional Services — 0.9%
SGS SA	256	27,989
Semiconductors & Semiconductor Equipment — 6.5%
Analog Devices Inc.	274	63,398
First Solar Inc.(a)	209	45,142
ON Semiconductor Corp.(a)	854	66,825
STMicroelectronics NV	1,123	37,130
		212,495
Software — 1.3%
PTC Inc.(a)	233	41,439
Total Long-Term Investments — 96.1% (Cost: $3,109,266)		3,113,335
Short-Term Securities
Money Market Funds — 3.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)(d)	120,000	120,000
Total Short-Term Securities — 3.7% (Cost: $120,000)		120,000
Total Investments — 99.8% (Cost: $3,229,266)		3,233,335
Other Assets Less Liabilities — 0.2%		6,405
Net Assets — 100.0%		$3,239,740

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Future Climate and Sustainable Economy ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$44,600	$—	$(44,611)(b)	$16	$(5)	$—	—	$235 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	190,000	—	(70,000)(b)	—	—	120,000	120,000	7,129	—
				$16	$(5)	$120,000		$7,364	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,840,707	$1,272,628	$—	$3,113,335
Short-Term Securities
Money Market Funds	120,000	—	—	120,000
	$1,960,707	$1,272,628	$—	$3,233,335
See notes to financial statements.
Schedule of Investments

Schedule of Investments
July 31, 2024
BlackRock Future Financial and Technology ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 17.1%
Axos Financial Inc.(a)	1,537	$112,217
Coastal Financial Corp./WA(a)	1,054	55,546
FinecoBank Banca Fineco SpA	6,310	107,120
Inter & Co. Inc., NVS	15,615	101,677
Live Oak Bancshares Inc.	2,502	112,940
NU Holdings Ltd.(a)	12,075	146,470
Rakuten Bank Ltd., NVS(a)	9,000	200,563
		836,533
Capital Markets — 12.0%
B3 SA - Brasil Bolsa Balcao	38,550	73,949
Charles Schwab Corp. (The)	3,219	209,847
KIWOOM Securities Co. Ltd.	1,724	167,569
XP Inc., Class A	7,713	131,969
		583,334
Consumer Finance — 19.3%
American Express Co.	597	151,065
Capital One Financial Corp.	1,147	173,656
Discover Financial Services	1,954	281,356
Kaspi.KZ JSC	1,459	189,860
Synchrony Financial	2,885	146,529
		942,466
Financial Services — 43.8%
Adyen NV(a)(b)	53	64,832
Block Inc.(a)	1,832	113,364
Cab Payments Holdings PLC(a)(c)	53,717	62,703
Fidelity National Information Services Inc.	1,911	146,822
Fiserv Inc.(a)	1,157	189,250
Global Payments Inc.	2,364	240,277
Mastercard Inc., Class A	124	57,500
Nexi SpA(a)(b)	18,623	114,302
Pagseguro Digital Ltd., Class A(a)(c)	11,712	149,679
Payoneer Global Inc.(a)	22,949	126,908
PayPal Holdings Inc.(a)	3,364	221,284
Repay Holdings Corp., Class A(a)	11,926	114,728
Security	Shares	Value
Financial Services (continued)
Shift4 Payments Inc., Class A(a)(c)	1,809	$124,441
Visa Inc., Class A(c)	200	53,134
WEX Inc.(a)	964	176,846
Worldline SA/France(a)(b)	15,622	177,261
		2,133,331
Software — 3.0%
Temenos AG, Registered	2,085	144,779
Total Long-Term Investments — 95.2% (Cost: $4,052,555)		4,640,443
Short-Term Securities
Money Market Funds — 12.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	359,162	359,305
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(d)(e)	230,000	230,000
Total Short-Term Securities — 12.1% (Cost: $589,273)		589,305
Total Investments — 107.3% (Cost: $4,641,828)		5,229,748
Liabilities in Excess of Other Assets — (7.3)%		(356,349)
Net Assets — 100.0%		$4,873,399

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$244,167	$115,048 (a)	$—	$78	$12	$359,305	359,162	$819 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	200,000	30,000 (a)	—	—	—	230,000	230,000	10,130	—
				$78	$12	$589,305		$10,949	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Future Financial and Technology ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,664,017	$976,426	$—	$4,640,443
Short-Term Securities
Money Market Funds	589,305	—	—	589,305
	$4,253,322	$976,426	$—	$5,229,748
See notes to financial statements.
Schedule of Investments

Schedule of Investments
July 31, 2024
BlackRock Future Health ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology — 40.4%
4D Molecular Therapeutics Inc.(a)	235	$4,167
AC Immune SA(a)	1,668	6,822
Alkermes PLC(a)	399	10,901
Allogene Therapeutics Inc.(a)(b)	1,549	4,554
Alnylam Pharmaceuticals Inc.(a)	455	108,044
Amgen Inc.	304	101,071
Apellis Pharmaceuticals Inc.(a)	113	4,475
Arcturus Therapeutics Holdings Inc.(a)	226	5,302
Arcus Biosciences Inc.(a)(b)	345	5,661
Argenx SE, ADR(a)(b)	216	111,428
Arrowhead Pharmaceuticals Inc.(a)	167	4,770
Autolus Therapeutics PLC , ADR(a)(b)	1,729	8,109
Avidity Biosciences Inc.(a)(b)	263	11,988
Beam Therapeutics Inc.(a)	611	19,332
BeiGene Ltd., ADR(a)	181	30,151
Bicycle Therapeutics PLC, ADR(a)	204	4,959
Biogen Inc.(a)	225	47,970
Biohaven Ltd., NVS(a)(b)	238	9,361
BioMarin Pharmaceutical Inc.(a)	936	78,933
Biomea Fusion Inc.(a)(b)	305	1,699
Black Diamond Therapeutics Inc.(a)	1,834	11,169
Blueprint Medicines Corp.(a)	357	38,663
Bridgebio Pharma Inc.(a)(b)	386	10,017
Cabaletta Bio Inc.(a)	1,109	7,874
CG oncology, Inc., NVS(a)	128	4,269
Denali Therapeutics Inc.(a)	990	24,126
Dyne Therapeutics Inc.(a)	427	18,323
Exact Sciences Corp.(a)	249	11,374
Exelixis Inc.(a)	1,094	25,654
Galapagos NV, ADR(a)(b)	309	8,241
Genmab A/S(a)	58	16,383
Genmab A/S, ADR(a)	189	5,347
Halozyme Therapeutics Inc.(a)	354	19,562
Immatics NV, NVS(a)	570	6,851
Immunocore Holdings PLC(a)	672	26,678
Incyte Corp.(a)	250	16,268
Insmed Inc.(a)	619	45,032
Ionis Pharmaceuticals Inc.(a)(b)	363	17,954
Keros Therapeutics Inc.(a)	174	8,728
Kyverna Therapeutics Inc.(a)(b)	127	1,100
Legend Biotech Corp., ADR(a)	878	49,510
Lexeo Therapeutics Inc.(a)	60	753
MacroGenics Inc.(a)	386	1,451
Merus NV(a)	834	44,235
Monte Rosa Therapeutics Inc.(a)	230	1,040
MoonLake Immunotherapeutics, Class A, NVS(a)(b)	237	9,871
Morphic Holding Inc.(a)	162	9,179
Natera Inc.(a)	240	24,574
Neurocrine Biosciences Inc.(a)(b)	360	50,965
Nurix Therapeutics Inc.(a)(b)	884	19,342
Nuvalent Inc., Class A(a)	480	38,371
ORIC Pharmaceuticals Inc.(a)	509	5,701
Perspective Therapeutics Inc.(a)	433	5,889
Prime Medicine Inc., NVS(a)	751	4,213
Protagonist Therapeutics Inc.(a)	869	32,535
PTC Therapeutics Inc.(a)	479	16,214
REGENXBIO Inc.(a)	234	3,335
Revolution Medicines Inc.(a)	704	32,131
Rhythm Pharmaceuticals Inc.(a)	1,159	55,875
Rocket Pharmaceuticals Inc.(a)	698	16,892
Security	Shares	Value
Biotechnology (continued)
Roivant Sciences Ltd.(a)	1,898	$20,593
Sage Therapeutics Inc.(a)	540	5,913
Sagimet Biosciences Inc., Class A, NVS(a)(b)	867	2,913
Sarepta Therapeutics Inc.(a)	347	49,357
Soleno Therapeutics Inc.(a)	219	10,562
Stoke Therapeutics Inc.(a)(b)	1,124	16,826
Tenaya Therapeutics Inc.(a)	623	2,181
TScan Therapeutics Inc.(a)	2,188	15,622
Twist Bioscience Corp.(a)	287	16,018
Ultragenyx Pharmaceutical Inc.(a)	250	11,255
United Therapeutics Corp.(a)(b)	136	42,607
Vaxcyte Inc.(a)	460	36,289
Vertex Pharmaceuticals Inc.(a)	46	22,803
Vigil Neuroscience Inc.(a)	475	1,981
Viking Therapeutics Inc.(a)(b)	93	5,301
Voyager Therapeutics Inc.(a)	779	7,159
Xenon Pharmaceuticals Inc.(a)	990	42,699
Zealand Pharma A/S(a)	353	47,557
		1,683,022
Financial Services — 0.3%
Helix Acquisition Corp. II(a)	1,135	11,781
Health Care Equipment & Supplies — 18.0%
Abiomed Inc., CVR(c)	246	399
Align Technology Inc.(a)	248	57,505
Becton Dickinson and Co.	90	21,695
Boston Scientific Corp.(a)	2,038	150,567
CONMED Corp.	204	14,084
ConvaTec Group PLC(d)	8,509	25,637
Cooper Companies Inc. (The)	466	43,492
Dexcom Inc.(a)	133	9,020
Edwards Lifesciences Corp.(a)	729	45,963
Glaukos Corp.(a)	91	10,663
Hologic Inc.(a)	408	33,297
Inspire Medical Systems Inc.(a)	184	25,953
Intuitive Surgical Inc.(a)	264	117,377
Masimo Corp.(a)	536	57,341
Novocure Ltd.(a)	402	9,154
Nyxoah SA, Class B(a)(b)	946	8,013
Penumbra Inc.(a)(b)	129	21,555
STERIS PLC	98	23,399
Stryker Corp.	192	62,870
Tandem Diabetes Care Inc.(a)(b)	288	10,650
		748,634
Health Care Providers & Services — 11.3%
Cencora Inc.	609	144,869
Elevance Health Inc.	79	42,030
Encompass Health Corp.	188	17,473
Guardant Health Inc.(a)	796	27,963
Labcorp Holdings Inc.	142	30,593
McKesson Corp.	116	71,574
Molina Healthcare Inc.(a)	161	54,944
RadNet Inc.(a)(b)	142	8,485
UnitedHealth Group Inc.	129	74,325
		472,256
Industrial Conglomerates — 0.0%
Frequency Therapeutics, Inc., NVS(c)	420	—
Life Sciences Tools & Services — 19.7%
10X Genomics Inc., Class A(a)	508	10,500
Bio-Techne Corp.	963	78,571
Charles River Laboratories International Inc.(a)	146	35,639

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Future Health ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Danaher Corp.	306	$84,786
Gerresheimer AG	572	59,138
ICON PLC(a)	72	23,648
Lonza Group AG, Registered	52	34,627
Mettler-Toledo International Inc.(a)	69	104,951
Qiagen NV, NVS	1,667	74,165
Repligen Corp.(a)	454	75,977
Thermo Fisher Scientific Inc.	110	67,467
Waters Corp.(a)	206	69,274
West Pharmaceutical Services Inc.	337	103,179
		821,922
Pharmaceuticals — 5.1%
Arvinas Inc.(a)	479	13,177
AstraZeneca PLC	439	34,747
Axsome Therapeutics Inc.(a)	75	6,548
Catalent Inc.(a)	362	21,481
Longboard Pharmaceuticals Inc.(a)	63	2,094
Merck & Co. Inc.	164	18,553
Mirati Therapeutics, Inc., NVS(c)	334	237
Neumora Therapeutics Inc.(a)	218	2,804
Nuvation Bio Inc.(a)	718	2,750
Roche Holding AG, NVS	197	63,781
Sanofi SA, ADR	605	31,345
Structure Therapeutics Inc.(a)	142	5,309
Tarsus Pharmaceuticals Inc.(a)	333	8,089
		210,915
Total Common Stocks — 94.8% (Cost: $3,626,180)		3,948,530
Preferred Stocks
Life Sciences Tools & Services — 0.7%
Sartorius AG, Preference Shares, NVS	104	29,497
Total Preferred Stocks — 0.7% (Cost: $40,531)		29,497
Total Long-Term Investments — 95.5% (Cost: $3,666,711)		3,978,027
Security	Shares	Value
Short-Term Securities
Money Market Funds — 13.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(e)(f)(g)	286,170	$286,285
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(e)(f)	270,000	270,000
Total Short-Term Securities — 13.4% (Cost: $556,207)		556,285
Total Investments — 108.9% (Cost: $4,222,918)		4,534,312
Liabilities in Excess of Other Assets — (8.9)%		(369,382)
Net Assets — 100.0%		$4,164,930

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$519,473	$—	$(233,197)(a)	$33	$(24)	$286,285	286,170	$1,824 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	260,000	10,000 (a)	—	—	—	270,000	270,000	10,653	—
				$33	$(24)	$556,285		$12,477	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Future Health ETF

Derivative Financial Instruments Categorized by Risk Exposure
For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	$—	$—	$—	$(13,062)	$—	$—	$(13,062)
Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$—	$(2,135)	$—	$—	$(2,135)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$78,305
Average amounts sold — in USD	$8,673
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,700,771	$247,123	$636	$3,948,530
Preferred Stocks	—	29,497	—	29,497
Short-Term Securities
Money Market Funds	556,285	—	—	556,285
	$4,257,056	$276,620	$636	$4,534,312
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Schedule of Investments
July 31, 2024
BlackRock Future Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobiles — 1.8%
Tesla Inc.(a)	1,020	$236,711
Broadline Retail — 1.8%
MercadoLibre Inc.(a)	144	240,322
Communications Equipment — 1.1%
Accton Technology Corp.	9,000	141,078
Construction & Engineering — 0.9%
Quanta Services Inc.	456	121,013
Consumer Finance — 1.6%
Kaspi.KZ JSC	1,680	218,618
Electrical Equipment — 0.9%
Vertiv Holdings Co., Class A	1,521	119,703
Electronic Equipment, Instruments & Components — 5.2%
Celestica Inc.(a)	2,133	111,854
Coherent Corp.(a)	2,750	191,620
E Ink Holdings Inc.	9,000	74,260
Fabrinet(a)	417	91,974
Lotes Co. Ltd.	2,051	88,350
Yageo Corp.	6,000	146,314
		704,372
Entertainment — 4.5%
Nintendo Co. Ltd.	1,900	104,991
Spotify Technology SA(a)	742	255,203
Take-Two Interactive Software Inc.(a)	1,148	172,808
Ubisoft Entertainment SA(a)	3,766	77,367
		610,369
Industrial Conglomerates — 1.3%
Hitachi Ltd.	8,000	172,853
Interactive Media & Services — 3.2%
Pinterest Inc., Class A(a)	3,732	119,237
Reddit Inc., Class A(a)	2,303	140,138
Snap Inc., Class A, NVS(a)	5,347	71,222
Webtoon Entertainment Inc., NVS(a)	4,650	99,278
		429,875
IT Services — 4.2%
Capgemini SE	265	52,608
Cloudflare Inc., Class A(a)	1,138	88,195
Endava PLC, ADR(a)	2,015	64,198
Globant SA(a)	18	3,505
MongoDB Inc., Class A(a)	711	179,428
NEC Corp.	1,300	112,521
NEXTDC Ltd.(a)	5,542	61,030
		561,485
Machinery — 1.3%
DMG Mori Co. Ltd.	3,000	76,334
Harmonic Drive Systems Inc.	3,400	93,438
		169,772
Media — 2.1%
Informa PLC	25,076	280,229
Professional Services — 2.9%
Thomson Reuters Corp.	848	137,308
Wolters Kluwer NV	1,531	256,304
		393,612
Semiconductors & Semiconductor Equipment — 35.6%
Amkor Technology Inc.	3,470	113,330
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
ARM Holdings PLC, ADR(a)	1,011	$145,756
ASM International NV	642	441,710
ASMPT Ltd.	11,600	121,285
ASPEED Technology Inc.	2,000	251,999
Astera Labs Inc.(a)	1,454	63,743
BE Semiconductor Industries NV	1,534	197,617
Credo Technology Group Holding Ltd.(a)	6,097	169,192
Disco Corp.	600	200,638
eMemory Technology Inc.	1,000	71,035
Entegris Inc.	950	112,376
KLA Corp.	291	239,513
Kokusai Electric Corp., NVS	3,300	90,790
MACOM Technology Solutions Holdings Inc., Class H(a)	810	81,745
Marvell Technology Inc.	2,735	183,190
Monolithic Power Systems Inc.	315	271,873
Nvidia Corp.	11,830	1,384,347
Rambus Inc.(a)	1,581	81,327
SK Hynix Inc.	2,678	384,088
Teradyne Inc.	587	76,991
Towa Corp.	1,700	97,922
		4,780,467
Software — 23.2%
Altair Engineering Inc., Class A(a)	41	3,623
Appfolio Inc., Class A(a)	19	4,208
Confluent Inc.(a)	4,323	108,161
CyberArk Software Ltd.(a)	596	152,802
Datadog Inc., Class A(a)	1,192	138,796
Descartes Systems Group Inc. (The)(a)	1,030	104,699
Elastic NV(a)	1,013	111,096
Guidewire Software Inc.(a)	581	87,191
HashiCorp Inc.(a)	196	6,615
Informatica Inc. , Class A(a)	3,875	92,768
Kinaxis Inc.(a)	52	6,398
Manhattan Associates Inc.(a)	690	176,212
Monday.com Ltd.(a)	533	122,489
Money Forward Inc.(a)	2,800	93,565
nCino Inc.(a)	2,773	90,843
Nemetschek SE	1,013	96,758
Nutanix Inc., Class A(a)	2,282	115,264
Palo Alto Networks Inc.(a)	496	161,066
PTC Inc.(a)	514	91,415
Q2 Holdings Inc.(a)	1,661	112,068
Samsara Inc.(a)	4,546	174,021
SentinelOne Inc., Class A(a)	6,395	146,445
Silvaco Group Inc.(a)	1,501	25,502
SiteMinder Ltd.(a)	28,516	104,771
Synopsys Inc.(a)	832	464,522
Vertex Inc., Class A(a)	3,350	132,827
Xero Ltd.(a)	2,053	187,064
		3,111,189
Technology Hardware, Storage & Peripherals — 7.2%
Asia Vital Components Co. Ltd.	8,000	159,297
Pure Storage Inc., Class A(a)	5,683	340,582
Super Micro Computer Inc.(a)	257	180,324
Western Digital Corp.(a)	2,283	153,075
Wiwynn Corp.	2,000	126,768
		960,046
Total Long-Term Investments — 98.8% (Cost: $9,479,911)		13,251,714
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Future Tech ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(b)(c)	160,000	$160,000
Total Short-Term Securities — 1.2% (Cost: $160,000)		160,000
Total Investments — 100.0% (Cost: $9,639,911)		13,411,714
Other Assets Less Liabilities — 0.0%		2,480
Net Assets — 100.0%		$13,414,194

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$703,634	$—	$(703,863)(b)	$429	$(200)	$—	—	$3,463 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	250,000	—	(90,000)(b)	—	—	160,000	160,000	12,964	—
				$429	$(200)	$160,000		$16,427	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$8,888,730	$4,362,984	$—	$13,251,714
Short-Term Securities
Money Market Funds	160,000	—	—	160,000
	$9,048,730	$4,362,984	$—	$13,411,714
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Schedule of Investments
July 31, 2024
BlackRock Future U.S. Themes ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.3%
Axon Enterprise Inc.(a)	30	$9,000
General Electric Co.	64	10,893
		19,893
Beverages — 0.8%
Coca-Cola Co. (The)	917	61,201
Broadline Retail — 3.1%
Amazon.com Inc.(a)	1,032	192,963
Dillard's Inc., Class A	88	35,076
		228,039
Building Products — 1.2%
Owens Corning	75	13,978
Trane Technologies PLC	234	78,222
		92,200
Chemicals — 0.9%
Ecolab Inc.	35	8,074
Linde PLC	122	55,327
		63,401
Commercial Services & Supplies — 2.4%
Cintas Corp.	6	4,584
Clean Harbors Inc.(a)	136	32,467
Copart Inc.(a)	640	33,491
Republic Services Inc., Class A	218	42,362
Veralto Corp.	113	12,041
Waste Connections Inc.	275	48,887
Waste Management Inc.	30	6,080
		179,912
Communications Equipment — 1.3%
Cisco Systems Inc.	936	45,349
F5 Inc.(a)	100	20,364
Motorola Solutions Inc.	85	33,908
		99,621
Construction & Engineering — 1.5%
AECOM	115	10,420
Comfort Systems USA Inc.	82	27,258
EMCOR Group Inc.	160	60,070
Quanta Services Inc.	54	14,331
		112,079
Construction Materials — 0.9%
Eagle Materials Inc.	27	7,352
Martin Marietta Materials Inc.	32	18,987
Vulcan Materials Co.	162	44,471
		70,810
Consumer Staples Distribution & Retail — 6.7%
Costco Wholesale Corp.	262	215,364
Kroger Co. (The)	334	18,203
Walmart Inc.	3,826	262,617
		496,184
Containers & Packaging — 0.3%
AptarGroup Inc.	172	25,281
Distributors — 0.3%
Genuine Parts Co.	73	10,739
LKQ Corp.	289	11,994
		22,733
Electric Utilities — 0.6%
Constellation Energy Corp.	116	22,017
Security	Shares	Value
Electric Utilities (continued)
NRG Energy Inc.	269	$20,221
		42,238
Electrical Equipment — 0.2%
Hubbell Inc., Class B	43	17,013
Electronic Equipment, Instruments & Components — 2.5%
Amphenol Corp., Class A	2,436	156,537
CDW Corp./DE	6	1,309
Jabil Inc.	230	25,914
		183,760
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class A	258	9,990
Entertainment — 1.2%
Netflix Inc.(a)	41	25,763
Spotify Technology SA(a)	81	27,859
Take-Two Interactive Software Inc.(a)	244	36,729
		90,351
Financial Services — 3.5%
Berkshire Hathaway Inc., Class B(a)	409	179,346
Fiserv Inc.(a)	233	38,112
Mastercard Inc., Class A	101	46,835
		264,293
Food Products — 0.0%
WK Kellogg Co.	58	1,021
Health Care Equipment & Supplies — 2.5%
Boston Scientific Corp.(a)	1,794	132,541
Stryker Corp.	162	53,047
		185,588
Health Care Providers & Services — 0.5%
Cardinal Health Inc.	13	1,311
Encompass Health Corp.	139	12,919
McKesson Corp.	32	19,744
		33,974
Hotels, Restaurants & Leisure — 0.7%
Hilton Worldwide Holdings Inc.	106	22,755
Marriott International Inc./MD, Class A	80	18,184
Yum! Brands Inc.	83	11,025
		51,964
Household Durables — 0.5%
Garmin Ltd.	103	17,639
PulteGroup Inc.	176	23,232
		40,871
Household Products — 4.6%
Church & Dwight Co. Inc.	44	4,312
Colgate-Palmolive Co.	1,364	135,295
Procter & Gamble Co. (The)	1,247	200,468
		340,075
Industrial Conglomerates — 0.0%
3M Co.	14	1,786
Insurance — 0.6%
Aflac Inc.	159	15,166
Brown & Brown Inc.	31	3,082
Marsh & McLennan Companies Inc.	134	29,824
		48,072
Interactive Media & Services — 3.1%
Alphabet Inc., Class A	247	42,370
Alphabet Inc., Class C, NVS	237	41,037
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Future U.S. Themes ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services (continued)
Meta Platforms Inc., Class A	311	$147,672
		231,079
IT Services — 0.9%
Accenture PLC, Class A	135	44,633
GoDaddy Inc., Class A(a)	135	19,636
		64,269
Machinery — 3.4%
Allison Transmission Holdings Inc.	61	5,404
Caterpillar Inc.	125	43,275
Graco Inc.	457	38,868
Illinois Tool Works Inc.	217	53,660
Ingersoll Rand Inc.(b)	457	45,883
ITT Inc.	95	13,438
Lincoln Electric Holdings Inc.	168	34,509
Otis Worldwide Corp.	177	16,726
		251,763
Metals & Mining — 0.0%
Reliance Inc.	4	1,218
Oil, Gas & Consumable Fuels — 3.3%
Diamondback Energy Inc.	77	15,578
DT Midstream Inc.(a)	500	37,680
Exxon Mobil Corp.	785	93,093
Hess Midstream LP, Class A	1,320	49,473
Targa Resources Corp.	328	44,372
Williams Companies Inc. (The)	51	2,190
		242,386
Professional Services — 2.2%
Automatic Data Processing Inc.	72	18,909
Booz Allen Hamilton Holding Corp., Class A	230	32,961
CACI International Inc., Class A(a)	25	11,537
Paychex Inc.	215	27,524
SS&C Technologies Holdings Inc.	855	62,372
Verisk Analytics Inc., Class A	50	13,088
		166,391
Semiconductors & Semiconductor Equipment — 14.1%
Analog Devices Inc.	197	45,582
Applied Materials Inc.	253	53,687
Broadcom Inc.	960	154,253
KLA Corp.	8	6,584
Lam Research Corp.	45	41,456
Micron Technology Inc.	723	79,400
Nvidia Corp.	4,594	537,590
NXP Semiconductors NV	15	3,947
Qualcomm Inc.	239	43,247
Texas Instruments Inc.	397	80,913
Universal Display Corp.	17	3,784
		1,050,443
Software — 10.6%
Adobe Inc.(a)	3	1,655
Cadence Design Systems Inc.(a)	377	100,908
Check Point Software Technologies Ltd.(a)	718	131,717
Guidewire Software Inc.(a)	17	2,551
Microsoft Corp.	990	414,167
Oracle Corp.	274	38,209
PTC Inc.(a)	197	35,036
Synopsys Inc.(a)	101	56,390
Tenable Holdings Inc.(a)(b)	244	11,205
		791,838
Security	Shares	Value
Specialty Retail — 12.6%
Abercrombie & Fitch Co., Class A(a)	214	$31,561
AutoZone Inc.(a)	4	12,535
Best Buy Co. Inc.	45	3,893
Dick's Sporting Goods Inc.	165	35,698
Gap Inc. (The)	320	7,513
Home Depot Inc. (The)	257	94,617
Lowe's Companies Inc.	964	236,672
Murphy USA Inc.(b)	27	13,633
O'Reilly Automotive Inc.(a)(b)	12	13,516
Penske Automotive Group Inc.	55	9,576
Ross Stores Inc.	1,549	221,863
TJX Companies Inc. (The)	2,143	242,202
Williams-Sonoma Inc.	103	15,932
		939,211
Technology Hardware, Storage & Peripherals — 8.3%
Apple Inc.	1,825	405,296
NetApp Inc.	190	24,126
Pure Storage Inc., Class A(a)	3,169	189,918
		619,340
Textiles, Apparel & Luxury Goods — 0.6%
Deckers Outdoor Corp.(a)	46	42,441
Skechers USA Inc., Class A(a)	55	3,582
		46,023
Tobacco — 2.4%
Altria Group Inc.	2,593	127,083
Philip Morris International Inc.	433	49,864
		176,947
Trading Companies & Distributors — 0.5%
Fastenal Co.	226	15,989
WW Grainger Inc.	23	22,467
		38,456
Total Long-Term Investments — 99.2% (Cost: $5,965,498)		7,401,714
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(c)(d)(e)	76,198	76,229
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)(d)	50,000	50,000
Total Short-Term Securities — 1.7% (Cost: $126,226)		126,229
Total Investments — 100.9% (Cost: $6,091,724)		7,527,943
Liabilities in Excess of Other Assets — (0.9)%		(69,791)
Net Assets — 100.0%		$7,458,152

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock Future U.S. Themes ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$220,766	$—	$(144,498)(a)	$(26)	$(13)	$76,229	76,198	$169 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	10,000 (a)	—	—	—	50,000	50,000	2,223	—
				$(26)	$(13)	$126,229		$2,392	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	2	09/20/24	$56	$540
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$540	$—	$—	$—	$540

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$9,211	$—	$—	$—	$9,211
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(2,106)	$—	$—	$—	$(2,106)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$49,270
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Future U.S. Themes ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$7,401,714	$—	$—	$7,401,714
Short-Term Securities
Money Market Funds	126,229	—	—	126,229
	$7,527,943	$—	$—	$7,527,943
Derivative Financial Instruments(a)
Assets
Equity Contracts	$540	$—	$—	$540

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Schedule of Investments
July 31, 2024
BlackRock Large Cap Core ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.2%
RTX Corp.	711	$83,535
Automobile Components — 1.1%
Lear Corp.	645	78,716
Banks — 2.0%
JPMorgan Chase & Co.	692	147,258
Beverages — 0.9%
Diageo PLC, SP ADR, SP ADR NVS	522	65,119
Broadline Retail — 5.9%
Amazon.com Inc.(a)	2,292	428,558
Capital Markets — 2.6%
Intercontinental Exchange Inc.	1,235	187,177
Chemicals — 3.6%
Air Products and Chemicals Inc.	517	136,410
Corteva Inc.	2,195	123,140
		259,550
Communications Equipment — 1.5%
Ciena Corp.(a)	2,036	107,379
Consumer Finance — 1.0%
Discover Financial Services	527	75,883
Consumer Staples Distribution & Retail — 1.8%
Dollar Tree Inc.(a)	1,247	130,112
Electronic Equipment, Instruments & Components — 2.0%
Zebra Technologies Corp., Class A(a)	403	141,529
Entertainment — 2.7%
Electronic Arts Inc.	788	118,941
TKO Group Holdings Inc., Class A	682	74,576
		193,517
Financial Services — 3.2%
Berkshire Hathaway Inc., Class B(a)	440	192,940
Voya Financial Inc.	501	36,438
		229,378
Health Care Equipment & Supplies — 0.5%
Medtronic PLC	449	36,064
Health Care Providers & Services — 7.2%
Cardinal Health Inc.	913	92,058
Elevance Health Inc.	331	176,102
Tenet Healthcare Corp.(a)	1,016	152,095
UnitedHealth Group Inc.	175	100,828
		521,083
Hotels, Restaurants & Leisure — 0.7%
Las Vegas Sands Corp.	1,192	47,287
Household Durables — 2.0%
Sony Group Corp., ADR, NVS	1,661	147,148
Insurance — 2.4%
Fidelity National Financial Inc.	1,360	75,358
Reinsurance Group of America Inc.	440	99,189
		174,547
Interactive Media & Services — 9.0%
Alphabet Inc., Class A	1,442	247,361
Alphabet Inc., Class C, NVS	984	170,379
Security	Shares	Value
Interactive Media & Services (continued)
Meta Platforms Inc., Class A	495	$235,041
		652,781
IT Services — 1.7%
Cognizant Technology Solutions Corp., Class A	1,628	123,207
Life Sciences Tools & Services — 3.6%
Avantor Inc.(a)	3,731	99,804
ICON PLC(a)(b)	144	47,295
Thermo Fisher Scientific Inc.	181	111,015
		258,114
Machinery — 4.0%
Fortive Corp.	1,964	141,114
Otis Worldwide Corp.	778	73,521
Westinghouse Air Brake Technologies Corp.	468	75,418
		290,053
Media — 2.2%
Comcast Corp., Class A	3,899	160,912
Oil, Gas & Consumable Fuels — 3.7%
ConocoPhillips	747	83,066
Shell PLC, ADR, NVS	2,481	181,659
		264,725
Pharmaceuticals — 4.4%
Novo Nordisk A/S, ADR, NVS	1,273	168,838
Sanofi SA, ADR	2,879	149,161
		317,999
Professional Services — 1.2%
Dun & Bradstreet Holdings Inc.	7,995	86,986
Semiconductors & Semiconductor Equipment — 10.5%
Advanced Micro Devices Inc.(a)	961	138,845
Applied Materials Inc.	502	106,525
Marvell Technology Inc.	2,138	143,203
Micron Technology Inc.	1,217	133,651
Nvidia Corp.	2,010	235,210
		757,434
Software — 8.0%
Microsoft Corp.	1,387	580,251
Specialized REITs — 1.7%
Crown Castle Inc.	1,093	120,317
Specialty Retail — 1.6%
Ross Stores Inc.	820	117,449
Technology Hardware, Storage & Peripherals — 4.1%
Apple Inc.	1,319	292,923
Textiles, Apparel & Luxury Goods — 1.0%
Skechers USA Inc., Class A(a)	1,064	69,298
Total Long-Term Investments — 99.0% (Cost: $5,841,709)		7,146,289
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(c)(d)(e)	33,737	33,750
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Large Cap Core ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)(d)	70,000	$70,000
Total Short-Term Securities — 1.4% (Cost: $103,750)		103,750
Total Investments — 100.4% (Cost: $5,945,459)		7,250,039
Liabilities in Excess of Other Assets — (0.4)%		(31,298)
Net Assets — 100.0%		$7,218,741

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/24/23(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$33,750 (b)	$—	$—	$—	$33,750	33,737	$10 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	70,000 (b)	—	—	—	70,000	70,000	3,084	—
				$—	$—	$103,750		$3,094	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$7,146,289	$—	$—	$7,146,289
Short-Term Securities
Money Market Funds	103,750	—	—	103,750
	$7,250,039	$—	$—	$7,250,039
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Schedule of Investments
July 31, 2024
BlackRock Large Cap Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.4%
L3Harris Technologies Inc.	804	$182,420
RTX Corp.	1,153	135,466
		317,886
Automobile Components — 1.7%
Aptiv PLC(a)	1,741	120,808
Automobiles — 1.7%
General Motors Co.	2,736	121,260
Banks — 9.8%
Citigroup Inc.	4,009	260,104
First Citizens BancShares Inc./NC, Class A	92	192,068
Wells Fargo & Co.	4,436	263,232
		715,404
Beverages — 2.6%
Constellation Brands Inc., Class A	385	94,387
Keurig Dr Pepper Inc.	2,864	98,178
		192,565
Building Products — 1.8%
Johnson Controls International PLC	1,849	132,277
Capital Markets — 2.3%
Intercontinental Exchange Inc.	1,099	166,564
Chemicals — 3.1%
Air Products and Chemicals Inc.	273	72,031
International Flavors & Fragrances Inc.	873	86,846
PPG Industries Inc.	560	71,109
		229,986
Communications Equipment — 2.1%
Cisco Systems Inc.	3,235	156,736
Consumer Staples Distribution & Retail — 2.3%
Dollar General Corp.	537	64,650
Dollar Tree Inc.(a)	998	104,131
		168,781
Containers & Packaging — 1.6%
Sealed Air Corp.	2,981	113,427
Diversified Telecommunication Services — 1.5%
Verizon Communications Inc.	2,716	110,052
Electric Utilities — 3.8%
American Electric Power Co. Inc.	1,452	142,470
Exelon Corp.	3,619	134,627
		277,097
Entertainment — 1.7%
Electronic Arts Inc.	832	125,582
Financial Services — 3.3%
Fidelity National Information Services Inc.	1,899	145,900
Voya Financial Inc.	1,276	92,804
		238,704
Food Products — 2.1%
Kraft Heinz Co. (The)	4,335	152,635
Health Care Equipment & Supplies — 4.0%
Baxter International Inc.	3,703	132,641
Medtronic PLC	2,011	161,524
		294,165
Security	Shares	Value
Health Care Providers & Services — 11.2%
Cardinal Health Inc.	1,960	$197,627
Cigna Group (The)	447	155,856
CVS Health Corp.	3,184	192,091
Elevance Health Inc.	212	112,790
Labcorp Holdings Inc.	730	157,271
		815,635
Insurance — 4.5%
American International Group Inc.	1,677	132,869
Fidelity National Financial Inc.	2,116	117,247
Willis Towers Watson PLC	288	81,297
		331,413
Interactive Media & Services — 1.3%
Alphabet Inc., Class A	567	97,263
IT Services — 1.8%
Cognizant Technology Solutions Corp., Class A	1,779	134,635
Life Sciences Tools & Services — 0.8%
Fortrea Holdings Inc.(a)	2,224	61,360
Machinery — 1.5%
Westinghouse Air Brake Technologies Corp.	696	112,160
Media — 3.5%
Comcast Corp., Class A	4,366	180,185
Fox Corp., Class A, NVS	1,984	75,471
		255,656
Multi-Utilities — 1.6%
Sempra Energy	1,472	117,848
Oil, Gas & Consumable Fuels — 7.1%
Enterprise Products Partners LP	4,976	143,607
Hess Corp.	477	73,181
Kosmos Energy Ltd.(a)	30,077	166,326
Suncor Energy Inc.	3,415	136,327
		519,441
Pharmaceuticals — 1.2%
Eli Lilly & Co.	113	90,882
Professional Services — 7.0%
Dun & Bradstreet Holdings Inc.	14,358	156,215
Leidos Holdings Inc.	1,077	155,519
SS&C Technologies Holdings Inc.	2,771	202,144
		513,878
Software — 1.6%
Microsoft Corp.	277	115,883
Specialized REITs — 1.5%
Crown Castle Inc.	972	106,998
Technology Hardware, Storage & Peripherals — 3.3%
Hewlett Packard Enterprise Co.	1,732	34,484
HP Inc.	3,825	138,044
Western Digital Corp.(a)	1,068	71,610
		244,138
Textiles, Apparel & Luxury Goods — 1.0%
Tapestry Inc.	1,724	69,115
Tobacco — 1.1%
British American Tobacco PLC, ADR, NVS	2,226	79,335
Total Long-Term Investments — 99.8% (Cost: $6,319,742)		7,299,569
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock Large Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(b)(c)	10,000	$10,000
Total Short-Term Securities — 0.1% (Cost: $10,000)		10,000
Total Investments — 99.9% (Cost: $6,329,742)		7,309,569
Other Assets Less Liabilities — 0.1%		8,879
Net Assets — 100.0%		$7,318,448

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(163)(b)	$163	$—	$—	—	$216 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	—	(30,000)(b)	—	—	10,000	10,000	2,223	—
				$163	$—	$10,000		$2,439	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$7,299,569	$—	$—	$7,299,569
Short-Term Securities
Money Market Funds	10,000	—	—	10,000
	$7,309,569	$—	$—	$7,309,569
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Schedule of Investments
July 31, 2024
BlackRock U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.0%
General Electric Co.	31,570	$5,373,214
Hexcel Corp.	22,669	1,500,915
Howmet Aerospace Inc.	5,376	514,483
RTX Corp.	44,882	5,273,186
Textron Inc.	4,279	397,519
		13,059,317
Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	17,815	1,586,426
Expeditors International of Washington Inc.	40,504	5,055,709
GXO Logistics Inc.(a)	3,764	210,709
		6,852,844
Automobile Components — 0.0%
BorgWarner Inc.	5,169	182,517
Automobiles — 1.4%
General Motors Co.	12,021	532,771
Lucid Group Inc.(a)(b)	49,727	175,039
Rivian Automotive Inc., Class A(a)(b)	41,518	681,310
Tesla Inc.(a)	71,312	16,549,376
		17,938,496
Banks — 3.4%
Citigroup Inc.	64,919	4,211,945
Citizens Financial Group Inc.	42,954	1,832,847
Fifth Third Bancorp	135,918	5,754,768
FNB Corp.	121,207	1,859,315
JPMorgan Chase & Co.	87,122	18,539,562
KeyCorp	371,526	5,992,714
M&T Bank Corp.	18,635	3,208,388
NU Holdings Ltd.(a)	53,773	652,267
Pinnacle Financial Partners Inc.	4	385
Truist Financial Corp.	14	626
		42,052,817
Beverages — 1.7%
Brown-Forman Corp., Class B	10	452
Coca-Cola Co. (The)	218,766	14,600,443
Keurig Dr Pepper Inc.	67,721	2,321,476
PepsiCo Inc.	27,172	4,691,789
		21,614,160
Biotechnology — 1.9%
AbbVie Inc.	52,513	9,731,709
Alnylam Pharmaceuticals Inc.(a)	2,985	708,818
Amgen Inc.	19,123	6,357,824
Biogen Inc.(a)	16,546	3,527,607
GRAIL Inc., NVS(a)	3,821	58,767
Moderna Inc.(a)	5,636	671,924
Vertex Pharmaceuticals Inc.(a)	4,572	2,266,432
Viking Therapeutics Inc.(a)(b)	3,866	220,362
		23,543,443
Broadline Retail — 3.8%
Amazon.com Inc.(a)	215,292	40,255,298
Coupang Inc.(a)	17,224	357,398
eBay Inc.	68,484	3,808,395
Etsy Inc.(a)	49,955	3,254,069
		47,675,160
Building Products — 0.7%
Fortune Brands Innovations Inc., NVS	6	485
Trane Technologies PLC	26,538	8,871,122
		8,871,607
Security	Shares	Value
Capital Markets — 4.6%
Blackstone Inc., NVS	4	$568
Charles Schwab Corp. (The)	23,349	1,522,121
Coinbase Global Inc., Class A(a)	652	146,283
Goldman Sachs Group Inc. (The)	26,582	13,531,035
KKR & Co. Inc.	109,855	13,561,600
Lazard Inc., Class A	28,533	1,402,968
LPL Financial Holdings Inc.	13,607	3,014,223
MarketAxess Holdings Inc.	2	447
MSCI Inc., Class A	2,162	1,169,123
Nasdaq Inc.	66,893	4,527,318
Raymond James Financial Inc.	19,186	2,225,576
S&P Global Inc.	33,057	16,023,720
		57,124,982
Chemicals — 2.3%
Air Products and Chemicals Inc.	5,367	1,416,083
Albemarle Corp.	1,393	130,482
Ecolab Inc.	57,036	13,157,635
Element Solutions Inc.	69,945	1,885,018
FMC Corp.	31,559	1,841,783
PPG Industries Inc.	65,973	8,377,252
RPM International Inc.	1,464	177,817
Sherwin-Williams Co. (The)	3,410	1,196,228
		28,182,298
Commercial Services & Supplies — 0.2%
Tetra Tech Inc.	2	427
Veralto Corp.	23,013	2,452,265
		2,452,692
Communications Equipment — 0.7%
Cisco Systems Inc.	186,702	9,045,712
Construction & Engineering — 0.1%
MasTec Inc.(a)	5,433	597,793
Quanta Services Inc.	1,349	357,998
		955,791
Consumer Finance — 0.9%
Capital One Financial Corp.	73,274	11,093,684
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	19,401	15,947,622
Sysco Corp.	25,030	1,918,549
Target Corp.	27,597	4,150,865
Walmart Inc.	40,595	2,786,441
		24,803,477
Containers & Packaging — 0.1%
Avery Dennison Corp.	3,077	667,186
Crown Holdings Inc.	8,773	778,165
		1,445,351
Diversified Consumer Services — 0.0%
Grand Canyon Education Inc.(a)	1,456	227,063
Diversified Telecommunication Services — 0.4%
Frontier Communications Parent Inc.(a)	12	352
Verizon Communications Inc.	123,216	4,992,712
		4,993,064
Electric Utilities — 0.8%
Constellation Energy Corp.	8,127	1,542,505
Eversource Energy	56,496	3,667,155
NextEra Energy Inc.	25,432	1,942,751
NRG Energy Inc.	38,320	2,880,514
		10,032,925
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment — 1.1%
Eaton Corp. PLC	24,072	$7,336,905
GE Vernova Inc.(a)	8,493	1,513,792
Hubbell Inc., Class B	11,258	4,454,228
Vertiv Holdings Co., Class A(b)	2,690	211,703
		13,516,628
Electronic Equipment, Instruments & Components — 0.0%
Trimble Inc.(a)	4,020	219,251
Energy Equipment & Services — 0.6%
Baker Hughes Co., Class A	169,648	6,568,770
NOV Inc.	11,019	229,416
TechnipFMC PLC	19,860	585,870
		7,384,056
Entertainment — 1.2%
Liberty Media Corp-Liberty Live, NVS(a)	5,750	224,365
Liberty Media Corp-Liberty Live, NVS(a)	5,251	198,330
Netflix Inc.(a)	13,613	8,553,729
Spotify Technology SA(a)	4,400	1,513,336
Take-Two Interactive Software Inc.(a)	8,640	1,300,579
Walt Disney Co. (The)	30,631	2,869,818
		14,660,157
Financial Services — 2.6%
Berkshire Hathaway Inc., Class B(a)	15,034	6,592,409
Block Inc.(a)	42,789	2,647,783
Mastercard Inc., Class A	47,218	21,895,459
PayPal Holdings Inc.(a)	18,904	1,243,505
		32,379,156
Food Products — 1.0%
Bunge Global SA	6,461	679,891
Ingredion Inc.	2	249
Kellanova	5,320	309,358
McCormick & Co. Inc./MD, NVS	72,056	5,549,032
Mondelez International Inc., Class A	82,154	5,615,226
		12,153,756
Ground Transportation — 0.6%
JB Hunt Transport Services Inc.	18,612	3,222,668
Uber Technologies Inc.(a)	73,079	4,711,403
		7,934,071
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	158,826	16,826,027
Boston Scientific Corp.(a)	31,698	2,341,848
Dentsply Sirona Inc.	62,904	1,707,215
Dexcom Inc.(a)	7,590	514,754
Edwards Lifesciences Corp.(a)	13,391	844,303
Hologic Inc.(a)	62,702	5,117,110
Intuitive Surgical Inc.(a)	4,187	1,861,582
Medtronic PLC	37,620	3,021,638
ResMed Inc.	1,665	355,061
		32,589,538
Health Care Providers & Services — 1.8%
Cencora Inc.	609	144,869
Centene Corp.(a)	68,950	5,303,634
Cigna Group (The)	15,301	5,335,000
CVS Health Corp.	53,928	3,253,476
DaVita Inc.(a)(b)	9,674	1,321,662
Elevance Health Inc.	9,667	5,143,134
Humana Inc.	5,541	2,003,681
Molina Healthcare Inc.(a)	1,142	389,730
		22,895,186
Security	Shares	Value
Health Care REITs — 0.2%
Alexandria Real Estate Equities Inc.	2,698	$316,448
Ventas Inc.	23,589	1,284,185
Welltower Inc.	2,995	333,194
		1,933,827
Health Care Technology — 0.3%
Veeva Systems Inc., Class A(a)	21,338	4,095,402
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts Inc.	10,676	186,937
Hotels, Restaurants & Leisure — 2.2%
Airbnb Inc.(a)	5,375	750,135
Booking Holdings Inc.	2,125	7,894,396
Caesars Entertainment Inc.(a)	14,678	586,386
Chipotle Mexican Grill Inc., Class A(a)	9,659	524,677
Expedia Group Inc.(a)	4,432	565,833
Las Vegas Sands Corp.	30,983	1,229,096
McDonald's Corp.	11,662	3,095,095
MGM Resorts International(a)	50,009	2,148,887
Starbucks Corp.	34,471	2,687,015
Yum! Brands Inc.	61,233	8,133,579
		27,615,099
Household Durables — 0.2%
Whirlpool Corp.	29,308	2,988,537
Household Products — 1.3%
Church & Dwight Co. Inc.	53,233	5,217,366
Colgate-Palmolive Co.	37,400	3,709,706
Procter & Gamble Co. (The)	43,396	6,976,341
		15,903,413
Industrial REITs — 0.6%
Prologis Inc.	54,978	6,929,977
Rexford Industrial Realty Inc.	19,806	992,479
		7,922,456
Insurance — 2.3%
Allstate Corp. (The)	15,972	2,733,129
American Financial Group Inc./OH	3,966	519,387
Aon PLC, Class A	22,677	7,449,621
Arch Capital Group Ltd.(a)	40,933	3,920,563
Assured Guaranty Ltd.	2,090	172,153
Cincinnati Financial Corp.	6,674	871,758
Marsh & McLennan Companies Inc.	21,739	4,838,449
MetLife Inc.	18,350	1,410,198
Principal Financial Group Inc.	8,290	675,718
Progressive Corp. (The)	2	428
Prudential Financial Inc.	23,193	2,906,547
Reinsurance Group of America Inc.	11,029	2,486,267
		27,984,218
Interactive Media & Services — 5.9%
Alphabet Inc., Class A	154,587	26,517,854
Alphabet Inc., Class C, NVS	126,585	21,918,193
Meta Platforms Inc., Class A	52,427	24,893,912
Trump Media & Technology Group Corp.(a)(b)	3,842	110,419
		73,440,378
IT Services — 1.8%
Accenture PLC, Class A	42,741	14,131,029
Amdocs Ltd.	1,567	137,065
Cognizant Technology Solutions Corp., Class A	8,271	625,949
DXC Technology Co.(a)	20	407
Globant SA(a)(b)	7,546	1,469,282
International Business Machines Corp.	15,341	2,947,620

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
Okta Inc.(a)	27,533	$2,586,450
Snowflake Inc., Class A(a)	4	522
Twilio Inc., Class A(a)	6	355
		21,898,679
Leisure Products — 0.0%
Hasbro Inc.	9,573	617,075
Polaris Inc.	6	500
YETI Holdings Inc.(a)	12	496
		618,071
Life Sciences Tools & Services — 0.9%
Agilent Technologies Inc.	26,449	3,739,889
Illumina Inc.(a)	27,485	3,369,661
Mettler-Toledo International Inc.(a)	882	1,341,548
Revvity Inc.	6,250	785,063
Waters Corp.(a)	2,355	791,939
West Pharmaceutical Services Inc.	2,182	668,063
		10,696,163
Machinery — 2.9%
Caterpillar Inc.	18,602	6,440,012
Cummins Inc.	30,380	8,864,884
IDEX Corp.	2	417
Illinois Tool Works Inc.	8,092	2,000,990
Ingersoll Rand Inc.	26,060	2,616,424
ITT Inc.	1,217	172,157
PACCAR Inc.	93,868	9,261,017
Xylem Inc./New York	45,561	6,082,393
		35,438,294
Marine Transportation — 0.1%
Kirby Corp.(a)	6,979	857,579
Media — 0.3%
Comcast Corp., Class A	22,736	938,315
Interpublic Group of Companies Inc. (The)	86,682	2,788,560
Omnicom Group Inc.	2,042	200,198
Paramount Global, Class B, NVS	42	479
		3,927,552
Metals & Mining — 0.2%
Freeport-McMoRan Inc.	19,712	895,122
Royal Gold Inc.	5,656	781,207
Steel Dynamics Inc.	3,741	498,376
		2,174,705
Mortgage Real Estate Investment — 0.0%
AGNC Investment Corp.	22	220
Multi-Utilities — 1.6%
Consolidated Edison Inc.	15,426	1,504,343
Public Service Enterprise Group Inc.	90,828	7,245,350
Sempra Energy	145,754	11,669,065
		20,418,758
Office REITs — 0.3%
BXP Inc.	21,403	1,526,248
Kilroy Realty Corp.	41,266	1,525,604
Vornado Realty Trust	7,722	231,583
		3,283,435
Oil, Gas & Consumable Fuels — 2.9%
Antero Midstream Corp.	24	345
Antero Resources Corp.(a)	41,138	1,193,825
Chevron Corp.	20,024	3,213,251
Chord Energy Corp.	1,512	259,550
Civitas Resources Inc.	3,893	271,576
ConocoPhillips	83,299	9,262,849
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy Inc.	7,360	$1,489,002
Exxon Mobil Corp.	90,823	10,770,699
Kinder Morgan Inc.	47,534	1,004,393
Marathon Petroleum Corp.	28,921	5,119,595
Matador Resources Co.	2,589	159,172
ONEOK Inc.	18,705	1,558,688
Permian Resources Corp., Class A, NVS	27,410	420,469
Targa Resources Corp.	2,587	349,969
Valero Energy Corp.	6,786	1,097,432
		36,170,815
Passenger Airlines — 0.0%
American Airlines Group Inc.(a)	31,258	332,585
Personal Care Products — 0.1%
Estee Lauder Companies Inc. (The), Class A	16,167	1,610,395
Pharmaceuticals — 3.9%
Catalent Inc.(a)	7,052	418,466
Eli Lilly & Co.	25,083	20,173,504
Johnson & Johnson	123,457	19,487,688
Merck & Co. Inc.	66,565	7,530,498
Pfizer Inc.	14,828	452,847
		48,063,003
Professional Services — 1.1%
Automatic Data Processing Inc.	8,860	2,326,813
Booz Allen Hamilton Holding Corp., Class A	779	111,638
Genpact Ltd.	16	555
Jacobs Solutions Inc., NVS	52,955	7,749,964
ManpowerGroup Inc.	24,478	1,874,525
Parsons Corp.(a)	1,508	137,786
Science Applications International Corp.	1,634	203,270
Verisk Analytics Inc., Class A	4,093	1,071,343
		13,475,894
Retail REITs — 0.7%
Federal Realty Investment Trust	15,361	1,715,056
Kimco Realty Corp.	9,669	210,107
Realty Income Corp.	45,925	2,637,473
Regency Centers Corp.	21,464	1,445,386
Simon Property Group Inc.	13,623	2,090,313
		8,098,335
Semiconductors & Semiconductor Equipment — 10.3%
Advanced Micro Devices Inc.(a)	53,876	7,784,004
Analog Devices Inc.	29,116	6,736,860
Applied Materials Inc.	16,078	3,411,752
Broadcom Inc.	99,898	16,051,611
Enphase Energy Inc.(a)(b)	2,241	257,961
First Solar Inc.(a)	1,818	392,670
GLOBALFOUNDRIES Inc.(a)(b)	4,508	229,953
Intel Corp.	100,365	3,085,220
Lam Research Corp.	7,888	7,266,741
Marvell Technology Inc.	8,816	590,496
Micron Technology Inc.	10,774	1,183,201
Nvidia Corp.	576,809	67,498,189
Qualcomm Inc.	24,826	4,492,265
Texas Instruments Inc.	25,988	5,296,614
Universal Display Corp.	14,481	3,223,760
		127,501,297
Software — 10.0%
Adobe Inc.(a)	14,805	8,167,178
Atlassian Corp., NVS(a)	5,429	958,599
Autodesk Inc.(a)	26,529	6,566,458
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Cadence Design Systems Inc.(a)	1,303	$348,761
Crowdstrike Holdings Inc., Class A(a)	4,870	1,129,645
DocuSign Inc., Class A(a)	6,499	360,565
Fortinet Inc.(a)	44,127	2,561,131
Gen Digital Inc.	88,020	2,287,640
Guidewire Software Inc.(a)	2,665	399,937
HubSpot Inc.(a)	2,299	1,142,672
Intuit Inc.	16,928	10,958,341
Microsoft Corp.	155,170	64,915,369
MicroStrategy Inc., Class A(a)	275	443,971
Oracle Corp.	23,185	3,233,148
Palantir Technologies Inc.(a)	23,752	638,691
Palo Alto Networks Inc.(a)	11,789	3,828,242
Salesforce Inc.	31,148	8,061,102
SentinelOne Inc., Class A(a)	19,123	437,917
ServiceNow Inc.(a)	4,872	3,967,708
Workday Inc., Class A(a)	9,513	2,160,593
Zoom Video Communications Inc., Class A(a)	31,306	1,890,882
Zscaler Inc.(a)(b)	2,361	423,445
		124,881,995
Specialized REITs — 0.7%
American Tower Corp.	17,473	3,851,049
Weyerhaeuser Co.	147,436	4,682,568
		8,533,617
Specialty Retail — 1.6%
Best Buy Co. Inc.	53,754	4,650,796
Gap Inc. (The)	11,422	268,189
Home Depot Inc. (The)	21,075	7,758,972
TJX Companies Inc. (The)	25,876	2,924,505
Williams-Sonoma Inc.	24,132	3,732,738
		19,335,200
Technology Hardware, Storage & Peripherals — 7.5%
Apple Inc.	402,473	89,381,204
Dell Technologies Inc., Class C	1,544	175,522
Hewlett Packard Enterprise Co.	45,336	902,640
HP Inc.	29,253	1,055,741
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Super Micro Computer Inc.(a)	919	$644,816
Western Digital Corp.(a)	9,589	642,942
		92,802,865
Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp.(a)	2,207	2,036,244
Nike Inc., Class B	48,159	3,605,183
PVH Corp.	2,405	245,286
Ralph Lauren Corp., Class A	5,491	964,165
		6,850,878
Wireless Telecommunication Services — 0.3%
T-Mobile U.S. Inc.	18,222	3,321,506
Total Long-Term Investments — 98.8% (Cost: $1,024,199,265)		1,228,241,307
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(c)(d)(e)	3,782,404	3,783,917
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)(d)	13,320,000	13,320,000
Total Short-Term Securities — 1.4% (Cost: $17,103,097)		17,103,917
Total Investments — 100.2% (Cost: $1,041,302,362)		1,245,345,224
Liabilities in Excess of Other Assets — (0.2)%		(2,473,484)
Net Assets — 100.0%		$1,242,871,740

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,487,737	$—	$(5,707,057)(a)	$4,330	$(1,093)	$3,783,917	3,782,404	$91,097 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,240,000	—	(4,920,000)(a)	—	—	13,320,000	13,320,000	670,990	—
				$4,330	$(1,093)	$17,103,917		$762,087	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock U.S. Carbon Transition Readiness ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	44	09/20/24	$12,228	$107,660
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$107,660	$—	$—	$—	$107,660

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$2,305,069	$—	$—	$—	$2,305,069
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(772,197)	$—	$—	$—	$(772,197)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$11,917,131
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,228,241,307	$—	$—	$1,228,241,307
Short-Term Securities
Money Market Funds	17,103,917	—	—	17,103,917
	$1,245,345,224	$—	$—	$1,245,345,224
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock U.S. Carbon Transition Readiness ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$107,660	$—	$—	$107,660

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Schedule of Investments
July 31, 2024
BlackRock U.S. Equity Factor Rotation ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Communication Services — 8.6%
Alphabet Inc., Class A	1,792,692	$307,518,386
Alphabet Inc., Class C, NVS	863,111	149,447,669
Comcast Corp., Class A	97,754	4,034,307
Electronic Arts Inc.	651	98,262
Meta Platforms Inc., Class A	707,412	335,900,440
Netflix Inc.(a)	118,319	74,345,744
Walt Disney Co. (The)	7,620	713,918
		872,058,726
Consumer Discretionary — 15.0%
Amazon.com Inc.(a)	2,342,664	438,031,315
Booking Holdings Inc.	31,848	118,315,638
Chipotle Mexican Grill Inc., Class A(a)	1,217,082	66,111,894
Coupang Inc.(a)	45	934
Deckers Outdoor Corp.(a)	489	451,166
DR Horton Inc.	883,766	159,016,016
eBay Inc.	6,296	350,121
General Motors Co.	1,441,470	63,885,950
Home Depot Inc. (The)	174,657	64,301,721
Lennar Corp., Class A	2,289,563	405,092,382
Macy's Inc.	90	1,555
Marriott International Inc./MD, Class A	24	5,455
MercadoLibre Inc.(a)	511	852,808
O'Reilly Automotive Inc.(a)	93	104,750
PulteGroup Inc.	752,940	99,388,080
Ross Stores Inc.	1,839	263,400
Tesla Inc.(a)	2,880	668,362
TJX Companies Inc. (The)	903,660	102,131,653
		1,518,973,200
Consumer Staples — 4.1%
Altria Group Inc.	1,764	86,454
Celsius Holdings Inc.(a)	315	14,751
Costco Wholesale Corp.	184,017	151,261,974
Kraft Heinz Co. (The)	1,062,061	37,395,168
Procter & Gamble Co. (The)	625,729	100,592,194
Walmart Inc.	1,904,700	130,738,608
		420,089,149
Energy — 3.3%
Chevron Corp.	194,549	31,219,278
Exxon Mobil Corp.	1,703,477	202,015,337
HF Sinclair Corp.	450	23,162
Marathon Petroleum Corp.	375,790	66,522,346
Phillips 66	23,908	3,478,136
Valero Energy Corp.	223,918	36,212,019
		339,470,278
Financials — 19.8%
Aflac Inc.	1,140	108,732
Allstate Corp. (The)	1,065	182,243
American Express Co.	171,923	43,503,396
Arch Capital Group Ltd.(a)	469,997	45,016,313
Bank of America Corp.	1,998,610	80,563,969
Berkshire Hathaway Inc., Class B(a)	859,328	376,815,328
Cboe Global Markets Inc.	1,503	275,816
Citigroup Inc.	751,643	48,766,598
Citizens Financial Group Inc.	36,998	1,578,705
CME Group Inc.	555	107,509
Coinbase Global Inc., Class A(a)	180	40,385
Everest Group Ltd.	242,744	95,366,835
Hartford Financial Services Group Inc. (The)	293,940	32,603,825
JPMorgan Chase & Co.	1,775,255	377,774,264
Security	Shares	Value
Financials (continued)
Marsh & McLennan Companies Inc.	2,383	$530,384
Mastercard Inc., Class A	415,167	192,517,090
MetLife Inc.	245,051	18,832,169
NU Holdings Ltd.(a)	315	3,821
PayPal Holdings Inc.(a)	315	20,721
Progressive Corp. (The)	615,312	131,750,605
Travelers Companies Inc. (The)	525,626	113,766,491
Visa Inc., Class A	1,358,011	360,782,782
Wells Fargo & Co.	1,443,429	85,653,077
Willis Towers Watson PLC	187	52,786
		2,006,613,844
Health Care — 3.7%
AbbVie Inc.	1,998	370,269
Abiomed Inc., CVR(b)	53	86
Cencora Inc.	372	88,491
Cigna Group (The)	1,776	619,238
Eli Lilly & Co.	147,398	118,547,790
Humana Inc.	180	65,090
McKesson Corp.	702	433,148
Merck & Co. Inc.	10,442	1,181,303
UnitedHealth Group Inc.	434,781	250,503,421
		371,808,836
Industrials — 5.8%
Builders FirstSource Inc.(a)	456	76,321
Caterpillar Inc.	369,840	128,038,608
Cummins Inc.	129,742	37,858,716
Deere & Co.	5,920	2,202,122
Dover Corp.	87,434	16,110,589
Eaton Corp. PLC	86,912	26,489,908
General Electric Co.	426,913	72,660,592
Ingersoll Rand Inc.(c)	358	35,943
Johnson Controls International PLC	1,800	128,772
Owens Corning	1,146	213,591
PACCAR Inc.	1,059,660	104,546,055
Parker-Hannifin Corp.	26,838	15,060,412
Republic Services Inc., Class A	240	46,637
RTX Corp.	136,983	16,094,133
Trane Technologies PLC	280,096	93,630,491
Uber Technologies Inc.(a)	4,026	259,556
Waste Management Inc.	77,195	15,644,339
WW Grainger Inc.	58,385	57,031,052
		586,127,837
Information Technology — 36.4%
Adobe Inc.(a)	41,081	22,662,334
Advanced Micro Devices Inc.(a)	708,985	102,434,153
Amphenol Corp., Class A	190,732	12,256,438
Apple Inc.	3,172,026	704,443,534
Applied Materials Inc.	331,382	70,319,260
AppLovin Corp., Class A(a)	495	38,164
Arista Networks Inc.(a)	34,436	11,933,796
Broadcom Inc.	1,655,410	265,991,279
Cisco Systems Inc.	2,902,517	140,626,949
Crowdstrike Holdings Inc., Class A(a)	131,865	30,587,405
Dell Technologies Inc., Class C	178,170	20,254,366
Fortinet Inc.(a)	405	23,506
Hewlett Packard Enterprise Co.	9,932	197,746
Intel Corp.	7,691	236,421
International Business Machines Corp.	3,012	578,726
Intuit Inc.	77,443	50,132,726
KLA Corp.	468	385,197
Lam Research Corp.	135	124,367
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock U.S. Equity Factor Rotation ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Information Technology (continued)
Microsoft Corp.	1,805,188	$755,200,400
Nutanix Inc., Class A(a)	90	4,546
Nvidia Corp.	7,084,683	829,049,605
Oracle Corp.	626,571	87,375,326
Palo Alto Networks Inc.(a)	307,187	99,752,835
Qualcomm Inc.	387,097	70,045,202
Salesforce Inc.	442,014	114,393,223
ServiceNow Inc.(a)	164,029	133,583,577
Snowflake Inc., Class A(a)	20	2,608
TE Connectivity Ltd.	884,031	136,432,504
Workday Inc., Class A(a)	133,698	30,365,490
Zoom Video Communications Inc., Class A(a)	180	10,872
		3,689,442,555
Materials — 0.9%
Linde PLC	129,602	58,774,507
Martin Marietta Materials Inc.	52,186	30,964,563
Nucor Corp.	172	28,026
		89,767,096
Utilities — 1.4%
American Electric Power Co. Inc.	1,100	107,932
Duke Energy Corp.	1,301,104	142,171,634
Southern Co. (The)	9,300	776,736
		143,056,302
Total Long-Term Investments — 99.0% (Cost: $9,239,825,678)		10,037,407,823
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	32,347	$32,360
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(d)(e)	100,940,000	100,940,000
Total Short-Term Securities — 1.0% (Cost: $100,972,357)		100,972,360
Total Investments — 100.0% (Cost: $9,340,798,035)		10,138,380,183
Other Assets Less Liabilities — .00%		642,405
Net Assets — 100.0%		$10,139,022,588

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$13,799	$16,876 (a)	$—	$1,682	$3	$32,360	32,347	$5,686 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	100,890,000 (a)	—	—	—	100,940,000	100,940,000	990,168	—
				$1,682	$3	$100,972,360		$995,854	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock U.S. Equity Factor Rotation ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$10,037,407,737	$—	$86	$10,037,407,823
Short-Term Securities
Money Market Funds	100,972,360	—	—	100,972,360
	$10,138,380,097	$—	$86	$10,138,380,183
See notes to financial statements.
Schedule of Investments

Schedule of Investments
July 31, 2024
BlackRock U.S. Industry Rotation ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Communication Services — 14.8%
Alphabet Inc., Class A	2,114	$362,636
Alphabet Inc., Class C, NVS	1,771	306,649
Cable One Inc.	2	827
Cargurus Inc.(a)	30	745
Charter Communications Inc., Class A(a)	30	11,392
Comcast Corp., Class A	1,230	50,762
EchoStar Corp., Class A(a)	39	783
Fox Corp., Class A, NVS	88	3,347
Fox Corp., Class B	55	1,949
Gogo Inc.(a)	134	1,217
IAC Inc.(a)	26	1,373
Interpublic Group of Companies Inc. (The)	142	4,568
John Wiley & Sons Inc., Class A	12	573
Liberty Broadband Corp., Class C (a)	34	2,291
Liberty Media Corp.-Liberty Formula One, NVS(a)	64	5,176
Liberty Media Corp.-Liberty SiriusXM, NVS(a)	42	945
Magnite Inc.(a)	39	567
Match Group Inc.(a)	93	3,547
Meta Platforms Inc., Class A	787	373,691
New York Times Co. (The), Class A	49	2,626
News Corp., Class A, NVS	140	3,861
News Corp., Class B	31	883
Nexstar Media Group Inc., Class A	9	1,663
Omnicom Group Inc.	62	6,078
Paramount Global, Class B, NVS	200	2,284
Pinterest Inc., Class A(a)	201	6,422
Sirius XM Holdings Inc.(b)	165	569
Spok Holdings Inc.	37	567
T-Mobile U.S. Inc.	1,130	205,976
TEGNA Inc.	43	685
Telephone and Data Systems Inc.	215	4,558
Trade Desk Inc. (The), Class A(a)	139	12,493
TripAdvisor Inc.(a)	36	635
Trump Media & Technology Group Corp.(a)	20	575
Yelp Inc., Class A(a)	23	838
Ziff Davis Inc.(a)	14	670
ZoomInfo Technologies Inc., Class A(a)	102	1,159
		1,385,580
Consumer Discretionary — 12.1%
Abercrombie & Fitch Co., Class A(a)	10	1,475
Academy Sports & Outdoors Inc.	15	811
Advance Auto Parts Inc.	12	760
Airbnb Inc.(a)	106	14,793
Amazon.com Inc.(a)	795	148,649
Aptiv PLC(a)	19	1,318
Aramark	62	2,125
Asbury Automotive Group Inc.(a)	2	538
AutoNation Inc.(a)	5	954
AutoZone Inc.(a)	3	9,401
Bath & Body Works Inc.	52	1,911
Beazer Homes USA Inc.(a)	34	1,145
Best Buy Co. Inc.	48	4,153
Booking Holdings Inc.	8	29,720
Boot Barn Holdings Inc.(a)	6	801
BorgWarner Inc.	15	530
Boyd Gaming Corp.	16	974
Brinker International Inc.(a)	11	735
Burlington Stores Inc.(a)	13	3,384
Caesars Entertainment Inc.(a)	58	2,317
CarMax Inc.(a)	39	3,293
Security	Shares	Value
Consumer Discretionary (continued)
Carnival Corp.(a)	250	$4,165
Carvana Co., Class A(a)	22	2,931
Cava Group Inc.(a)	18	1,516
Cavco Industries Inc.(a)	9	3,732
Century Communities Inc.	35	3,665
Cheesecake Factory Inc. (The)	12	467
Chipotle Mexican Grill Inc., Class A(a)	330	17,926
Choice Hotels International Inc.	6	765
Churchill Downs Inc.	15	2,153
Coupang Inc.(a)	90	1,867
Darden Restaurants Inc.	31	4,535
Dick's Sporting Goods Inc.	12	2,596
Domino's Pizza Inc.	9	3,858
DoorDash Inc., Class A(a)	87	9,633
DR Horton Inc.	350	62,975
DraftKings Inc., Class A (a)	109	4,028
Dream Finders Homes Inc., Class A(a)	32	1,010
Dutch Bros. Inc., Class A(a)	22	842
eBay Inc.	43	2,391
Ethan Allen Interiors Inc.	27	833
Etsy Inc.(a)	11	717
Expedia Group Inc.(a)	31	3,958
Five Below Inc.(a)	11	800
Floor & Decor Holdings Inc., Class A(a)	22	2,156
Foot Locker Inc.	18	523
Ford Motor Co.	870	9,413
GameStop Corp., Class A(a)	56	1,270
Gap Inc. (The)	41	963
Garmin Ltd.	176	30,140
General Motors Co.	238	10,548
Green Brick Partners Inc.(a)	36	2,633
Group 1 Automotive Inc.	3	1,097
Harley-Davidson Inc.	25	938
Helen of Troy Ltd.(a)	27	1,596
Hilton Grand Vacations Inc.(a)	16	691
Hilton Worldwide Holdings Inc.	60	12,880
Home Depot Inc. (The)	220	80,995
Hovnanian Enterprises Inc., Class A(a)	6	1,259
Hyatt Hotels Corp., Class A	15	2,210
Installed Building Products Inc.	27	7,299
International Game Technology PLC	26	610
iRobot Corp.(a)	35	413
KB Home	80	6,886
Las Vegas Sands Corp.	87	3,451
La-Z-Boy Inc.	49	2,163
Lear Corp.	4	488
Leggett & Platt Inc.	151	1,989
Lennar Corp., Class A	276	48,833
Lennar Corp., Class B	8	1,320
LGI Homes Inc.(a)	23	2,647
Light & Wonder Inc., Class A(a)	23	2,466
Lithia Motors Inc., Class A	5	1,382
Lovesac Co. (The)(a)	16	438
Lowe's Companies Inc.	118	28,970
Lucid Group Inc.(a)	158	556
M/I Homes Inc.(a)	31	5,172
Marriott International Inc./MD, Class A	57	12,956
Marriott Vacations Worldwide Corp.	9	761
McDonald's Corp.	173	45,914
Meritage Homes Corp.	40	8,115
MGM Resorts International(a)	73	3,137
Mohawk Industries Inc.(a)	61	9,825

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock U.S. Industry Rotation ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Discretionary (continued)
Murphy USA Inc.	4	$2,020
Newell Brands Inc., NVS	447	3,840
Norwegian Cruise Line Holdings Ltd.(a)	102	1,880
NVR Inc.(a)	3	25,822
O'Reilly Automotive Inc.(a)	12	13,516
Ollie's Bargain Outlet Holdings Inc.(a)	5	488
Penn Entertainment Inc.(a)	36	719
Penske Automotive Group Inc.	3	522
Planet Fitness Inc., Class A(a)	21	1,548
PulteGroup Inc.	239	31,548
Red Rock Resorts Inc., Class A	11	627
RH(a)	3	870
Rivian Automotive Inc., Class A(a)	175	2,872
Ross Stores Inc.	69	9,883
Royal Caribbean Cruises Ltd.(a)	58	9,090
Shake Shack Inc., Class A(a)	9	789
Signet Jewelers Ltd.	9	757
Six Flags Entertainment Corp.	10	476
Skyline Champion Corp.(a)	61	4,972
Sonos Inc.(a)	137	1,849
Starbucks Corp.	273	21,280
Sweetgreen Inc., Class A (a)	24	660
Taylor Morrison Home Corp., Class A(a)	123	8,251
Tempur Sealy International Inc.	192	10,051
Tesla Inc.(a)	616	142,955
Texas Roadhouse Inc., Class A	15	2,619
Thor Industries Inc.	11	1,168
TJX Companies Inc. (The)	234	26,447
Toll Brothers Inc.	119	16,982
TopBuild Corp.(a)	36	17,227
Tractor Supply Co.	24	6,320
Travel + Leisure Co.	16	737
Tri Pointe Homes Inc.(a)	112	5,068
Ulta Beauty Inc.(a)	10	3,649
United Parks & Resorts Inc.(a)	9	474
Upbound Group Inc.	13	490
Urban Outfitters Inc.(a)	14	645
Vail Resorts Inc.	9	1,638
Valvoline Inc.(a)	27	1,256
Vizio Holding Corp., Class A(a)	101	1,109
Wayfair Inc., Class A(a)	19	1,034
Wendy's Co. (The)	31	525
Whirlpool Corp.	61	6,220
Williams-Sonoma Inc.	27	4,176
Wingstop Inc.	7	2,617
Winnebago Industries Inc.	8	500
Worthington Enterprises Inc.	36	1,797
Wyndham Hotels & Resorts Inc.	18	1,363
Wynn Resorts Ltd.	26	2,153
Yum! Brands Inc.	69	9,165
		1,134,917
Consumer Staples — 3.2%
Albertsons Companies Inc., Class A	123	2,439
Altria Group Inc.	585	28,671
BJ's Wholesale Club Holdings Inc.(a)	25	2,199
Casey's General Stores Inc.	7	2,715
Church & Dwight Co. Inc.	11	1,078
Clorox Co. (The)	6	791
Colgate-Palmolive Co.	37	3,670
Costco Wholesale Corp.	86	70,692
Dollar General Corp.	42	5,056
Dollar Tree Inc.(a)	40	4,174
Security	Shares	Value
Consumer Staples (continued)
Kimberly-Clark Corp.	15	$2,026
Kroger Co. (The)	130	7,085
Maplebear Inc.(a)	36	1,242
Performance Food Group Co.(a)	30	2,070
Philip Morris International Inc.	549	63,223
Procter & Gamble Co. (The)	105	16,880
Sprouts Farmers Market Inc.(a)	20	1,998
Sysco Corp.	101	7,742
Target Corp.	89	13,386
U.S. Foods Holding Corp.(a)	44	2,393
Universal Corp./VA	10	534
Vector Group Ltd.	48	613
Walmart Inc.	865	59,374
Walgreens Boots Alliance Inc.	152	1,804
		301,855
Energy — 4.1%
Antero Resources Corp.(a)	33	958
APA Corp.	54	1,684
Archrock Inc.	127	2,633
Atlas Energy Solutions Inc.	43	913
Baker Hughes Co., Class A	752	29,117
Borr Drilling Ltd.	171	1,171
Bristow Group Inc.(a)	19	721
Cactus Inc., Class A	55	3,472
ChampionX Corp.	151	5,173
Cheniere Energy Inc.	27	4,931
Chesapeake Energy Corp.	21	1,603
Chevron Corp.	200	32,094
Chord Energy Corp.	7	1,202
Civitas Resources Inc.	11	767
ConocoPhillips	137	15,234
Core Laboratories Inc.	35	857
Coterra Energy Inc.	86	2,219
Devon Energy Corp.	83	3,904
Diamond Offshore Drilling Inc.(a)	88	1,445
Diamondback Energy Inc.	23	4,653
Dril-Quip Inc.(a)	31	537
DT Midstream Inc.(a)	13	980
EOG Resources Inc.	68	8,622
EQT Corp.	71	2,450
Expro Group Holdings NV(a)	75	1,742
Exxon Mobil Corp.	540	64,039
Golar LNG Ltd.	14	489
Halliburton Co.	675	23,409
Helix Energy Solutions Group Inc.(a)	120	1,416
Helmerich & Payne Inc.	71	2,870
Hess Corp.	34	5,216
HF Sinclair Corp.	21	1,081
Kinder Morgan Inc.	225	4,754
Kodiak Gas Services Inc.	26	750
Liberty Energy Inc., Class A	119	2,874
Marathon Oil Corp.	81	2,272
Marathon Petroleum Corp.	42	7,435
Matador Resources Co.	14	861
Murphy Oil Corp.	17	703
Nabors Industries Ltd.(a)	8	823
Newpark Resources Inc.(a)	60	496
Noble Corp. PLC	91	4,297
Northern Oil and Gas Inc.	12	518
NOV Inc.	299	6,225
Occidental Petroleum Corp.	79	4,805
Oceaneering International Inc.(a)	74	2,221
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock U.S. Industry Rotation ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy (continued)
ONEOK Inc.	74	$6,166
Ovintiv Inc.	36	1,672
Patterson-UTI Energy Inc.	296	3,253
PBF Energy Inc., Class A	12	489
Permian Resources Corp., Class A, NVS	62	951
Phillips 66	50	7,274
ProPetro Holding Corp.(a)	66	633
Range Resources Corp.	25	781
Schlumberger NV	1,070	51,670
Scorpio Tankers Inc.	6	460
Seadrill Ltd.(a)	60	3,301
Select Energy Services Inc., Class A	75	887
SM Energy Co.	14	647
Targa Resources Corp.	25	3,382
TechnipFMC PLC	332	9,794
Texas Pacific Land Corp.	2	1,690
Tidewater Inc.(a)	37	3,662
Transocean Ltd.(a)	529	3,063
U.S. Silica Holdings Inc.(a)	54	836
Valaris Ltd.(a)	51	4,008
Valero Energy Corp.	39	6,307
Williams Companies Inc. (The)	159	6,827
		384,389
Financials — 9.3%
Affirm Holdings Inc.(a)	38	1,075
Aflac Inc.	46	4,387
AGNC Investment Corp.	285	2,853
Allstate Corp. (The)	21	3,594
Ally Financial Inc.	158	7,112
American Express Co.	450	113,868
American Financial Group Inc./OH	8	1,048
American International Group Inc.	57	4,516
Ameriprise Financial Inc.	8	3,441
Annaly Capital Management Inc.	290	5,774
Aon PLC, Class A	15	4,928
Apollo Commercial Real Estate Finance Inc.	64	698
Apollo Global Management Inc.	85	10,651
Arch Capital Group Ltd.(a)	27	2,586
Ares Management Corp., Class A	16	2,451
ARMOUR Residential REIT Inc.	31	626
Arthur J Gallagher & Co.	16	4,536
Associated Banc-Corp.	26	597
Assurant Inc.	5	874
Assured Guaranty Ltd.	9	741
Axis Capital Holdings Ltd.	10	758
Bank of America Corp.	234	9,433
Bank of New York Mellon Corp. (The)	63	4,099
Berkshire Hathaway Inc., Class B(a)	319	139,882
Blackstone Inc., NVS	51	7,250
Blackstone Mortgage Trust Inc., Class A	81	1,446
Block Inc.(a)	92	5,693
Blue Owl Capital Inc., Class A	33	629
Brighthouse Financial Inc.(a)	9	449
Brown & Brown Inc.	20	1,989
Capital One Financial Corp.	283	42,846
Carlyle Group Inc. (The)	21	1,045
Cboe Global Markets Inc.	11	2,019
Charles Schwab Corp. (The)	103	6,715
Chimera Investment Corp.	42	614
Chubb Ltd.	31	8,545
Cincinnati Financial Corp.	12	1,567
Citigroup Inc.	71	4,606
Security	Shares	Value
Financials (continued)
Citizens Financial Group Inc.	23	$981
CME Group Inc.	26	5,036
Coinbase Global Inc., Class A(a)	14	3,141
Corpay Inc.(a)	11	3,210
Credit Acceptance Corp.(a)	4	2,300
Discover Financial Services	186	26,782
East West Bancorp. Inc.	8	703
Ellington Financial Inc.	39	495
Encore Capital Group Inc.(a)	18	910
Enova International Inc.(a)	19	1,643
Essent Group Ltd.	20	1,257
Euronet Worldwide Inc.(a)	7	714
Evercore Inc., Class A	2	501
Everest Group Ltd.	3	1,179
FactSet Research Systems Inc.	4	1,652
Federal Agricultural Mortgage Corp., Class C, NVS	2	412
Fidelity National Information Services Inc.	95	7,299
Fifth Third Bancorp	29	1,228
First American Financial Corp.	11	666
FirstCash Holdings Inc.	29	3,236
Fiserv Inc.(a)	95	15,539
Franklin BSP Realty Trust Inc.	35	484
Franklin Resources Inc.	38	869
Global Payments Inc.	42	4,269
Globe Life Inc.	8	742
Goldman Sachs Group Inc. (The)	22	11,199
Hamilton Lane Inc., Class A	3	433
Hannon Armstrong Sustainable Infrastructure Capital Inc.	20	655
Hanover Insurance Group Inc. (The)	5	687
Hartford Financial Services Group Inc. (The)	26	2,884
Houlihan Lokey Inc., Class A	4	601
Interactive Brokers Group Inc., Class A	7	835
Intercontinental Exchange Inc.	43	6,517
Invesco Ltd.	28	483
Jack Henry & Associates Inc.	11	1,886
Janus Henderson Group PLC	16	596
Jefferies Financial Group Inc.	15	877
JPMorgan Chase & Co.	100	21,280
Kemper Corp.	7	448
KeyCorp	33	532
Kinsale Capital Group Inc.	2	914
KKR & Co. Inc.	47	5,802
Ladder Capital Corp., Class A	51	612
Lazard Inc., Class A	11	541
LendingClub Corp.(a)	78	976
LendingTree Inc.(a)	9	479
Loews Corp.	20	1,599
LPL Financial Holdings Inc.	5	1,108
M&T Bank Corp.	7	1,205
Markel Group Inc.(a)	1	1,639
MarketAxess Holdings Inc.	4	894
Marsh & McLennan Companies Inc.	36	8,013
Mastercard Inc., Class A	133	61,673
MetLife Inc.	50	3,843
MFA Financial Inc.	60	671
MGIC Investment Corp.	43	1,068
Moneylion Inc.(a)	7	482
Moody's Corp.	12	5,478
Morgan Stanley	82	8,463
Morningstar Inc.	2	635
Mr Cooper Group Inc.(a)	11	989
MSCI Inc., Class A	6	3,245

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock U.S. Industry Rotation ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financials (continued)
Nasdaq Inc.	30	$2,030
Navient Corp.	64	1,050
NCR Atleos Corp.(a)	15	482
Nelnet Inc., Class A	11	1,240
NerdWallet Inc., Class A(a)	29	424
NMI Holdings Inc., Class A(a)	16	630
Northern Trust Corp.	21	1,862
NU Holdings Ltd.(a)	104	1,262
Old Republic International Corp.	19	658
OneMain Holdings Inc.	92	4,808
PayPal Holdings Inc.(a)	171	11,248
PennyMac Financial Services Inc.	6	589
PennyMac Mortgage Investment Trust	49	675
Piper Sandler Cos.	2	547
PNC Financial Services Group Inc. (The)	15	2,717
PRA Group Inc.(a)	28	746
Primerica Inc.	3	755
Principal Financial Group Inc.	21	1,712
PROG Holdings Inc.	32	1,442
Progressive Corp. (The)	45	9,635
Prosperity Bancshares Inc.	8	580
Prudential Financial Inc.	39	4,887
Raymond James Financial Inc.	15	1,740
Regions Financial Corp.	35	783
Reinsurance Group of America Inc.	7	1,578
RenaissanceRe Holdings Ltd.	4	928
Rithm Capital Corp.	195	2,264
Robinhood Markets Inc.(a)	57	1,172
Ryan Specialty Group Holdings Inc., Class A	8	493
S&P Global Inc.	22	10,664
SEI Investments Co.	10	678
Shift4 Payments Inc., Class A(a)	10	688
SLM Corp.	164	3,721
SoFi Technologies Inc.(a)	749	5,647
SouthState Corp.	5	495
Starwood Property Trust Inc.	146	2,913
State Street Corp.	26	2,209
Stifel Financial Corp.	9	798
StoneCo Ltd., Class A(a)	47	617
Synchrony Financial	301	15,288
Synovus Financial Corp.	11	514
T Rowe Price Group Inc.	18	2,056
Toast Inc.(a)	72	1,884
Tradeweb Markets Inc., Class A	10	1,117
Travelers Companies Inc. (The)	18	3,896
Truist Financial Corp.	52	2,324
Two Harbors Investment Corp.	54	727
U.S. Bancorp	57	2,558
Upstart Holdings Inc.(a)	58	1,620
Visa Inc., Class A	265	70,403
Voya Financial Inc.	17	1,236
W R Berkley Corp.	23	1,268
Walker & Dunlop Inc.	7	748
Webster Financial Corp.	10	496
Wells Fargo & Co.	123	7,299
WEX Inc.(a)	7	1,284
Willis Towers Watson PLC	8	2,258
XP Inc., Class A	26	445
		866,219
Health Care — 6.9%
10X Genomics Inc., Class A(a)	29	599
Acadia Healthcare Co. Inc.(a)	19	1,232
Security	Shares	Value
Health Care (continued)
Agilent Technologies Inc.	78	$11,029
Amedisys Inc.(a)	8	784
AMN Healthcare Services Inc.(a)	8	541
Astrana Health Inc.(a)	8	420
Avantor Inc.(a)	180	4,815
Azenta Inc.(a)	16	997
Bio-Rad Laboratories Inc., Class A(a)	6	2,030
Bio-Techne Corp.	42	3,427
Bristol-Myers Squibb Co.	20	951
Bruker Corp.	28	1,918
Cardinal Health Inc.	51	5,142
Cencora Inc.	35	8,326
Centene Corp.(a)	112	8,615
Charles River Laboratories International Inc.(a)	14	3,417
Chemed Corp.	3	1,711
Cigna Group (The)	58	20,223
CorVel Corp.(a)	2	614
CVS Health Corp.	263	15,867
Danaher Corp.	176	48,766
DaVita Inc.(a)	11	1,503
Elevance Health Inc.	48	25,538
Eli Lilly & Co.	57	45,843
Encompass Health Corp.	21	1,952
Ensign Group Inc. (The)	11	1,548
Guardant Health Inc.(a)	26	913
HCA Healthcare Inc.	40	14,522
HealthEquity Inc.(a)	17	1,334
Henry Schein Inc.(a)	27	1,942
Hims & Hers Health Inc.(a)	40	850
Humana Inc.	25	9,040
Illumina Inc.(a)	43	5,272
IQVIA Holdings Inc.(a)	48	11,819
Johnson & Johnson	7	1,105
Labcorp Holdings Inc.	17	3,663
McKesson Corp.	27	16,660
Medpace Holdings Inc.(a)	7	2,678
Merck & Co. Inc.	8	905
Mettler-Toledo International Inc.(a)	6	9,126
Molina Healthcare Inc.(a)	12	4,095
NeoGenomics Inc.(a)	30	532
Novo Nordisk A/S, ADR, NVS	948	125,733
Option Care Health Inc.(a)	38	1,128
Patterson Companies Inc.	19	480
Pfizer Inc.	23	702
Premier Inc., Class A	28	587
Privia Health Group Inc.(a)	22	456
Progyny Inc.(a)	18	508
Qiagen NV, NVS	58	2,580
Quest Diagnostics Inc.	23	3,273
RadNet Inc.(a)	15	896
Repligen Corp.(a)	15	2,510
Revvity Inc.	33	4,145
Select Medical Holdings Corp.	24	954
Sotera Health Co.(a)	33	458
Surgery Partners Inc.(a)	18	547
Tenet Healthcare Corp.(a)	21	3,144
Thermo Fisher Scientific Inc.	105	64,401
UnitedHealth Group Inc.	204	117,537
Universal Health Services Inc., Class B	12	2,565
Waters Corp.(a)	16	5,381
West Pharmaceutical Services Inc.	19	5,817
		646,066
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock U.S. Industry Rotation ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrials — 13.4%
A O Smith Corp.	67	$5,698
AAON Inc.	38	3,364
Advanced Drainage Systems Inc.	37	6,551
AGCO Corp.	24	2,266
Air Lease Corp., Class A	38	1,886
Alamo Group Inc.	3	578
Albany International Corp., Class A	12	1,123
Alight Inc., Class A(a)	241	1,824
Allegion PLC	49	6,704
Allison Transmission Holdings Inc.	34	3,012
American Woodmark Corp.(a)	9	919
Apogee Enterprises Inc.	12	824
Applied Industrial Technologies Inc.	13	2,837
ArcBest Corp.	8	1,008
Armstrong World Industries Inc.	25	3,285
Atmus Filtration Technologies Inc.(a)	31	956
Automatic Data Processing Inc.	247	64,867
Avis Budget Group Inc.	6	606
Axon Enterprise Inc.(a)	5	1,500
AZEK Co. Inc. (The), Class A(a)	82	3,681
AZZ Inc.	17	1,359
Barnes Group Inc.	18	726
Barrett Business Services Inc.	14	510
Beacon Roofing Supply Inc.(a)	21	2,159
Blue Bird Corp.(a)	12	625
Boeing Co. (The)(a)	42	8,005
Boise Cascade Co.	13	1,847
Booz Allen Hamilton Holding Corp., Class A	76	10,892
Broadridge Financial Solutions Inc.	70	14,980
Builders FirstSource Inc.(a)	67	11,214
BWX Technologies Inc.	7	696
CACI International Inc., Class A(a)	13	5,999
Carlisle Companies Inc.	26	10,883
Carrier Global Corp.	465	31,671
Caterpillar Inc.	192	66,470
CBIZ Inc.(a)	29	2,013
CH Robinson Worldwide Inc.	15	1,336
Chart Industries Inc.(a)	16	2,577
Clarivate PLC(a)	225	1,517
CNH Industrial NV	294	3,131
Columbus McKinnon Corp./NY	12	458
Concentrix Corp.	27	1,904
Core & Main Inc., Class A(a)	55	2,941
CRA International Inc.	3	524
Crane Co.	19	3,048
CSG Systems International Inc.	17	796
CSW Industrials Inc.	8	2,595
CSX Corp.	690	24,219
Cummins Inc.	51	14,882
Curtiss-Wright Corp.	3	884
Dayforce Inc.(a)	89	5,276
Deere & Co.	96	35,710
DNOW Inc.(a)	33	507
Donaldson Co. Inc.	44	3,292
Dover Corp.	52	9,582
Dun & Bradstreet Holdings Inc.	156	1,697
Eaton Corp. PLC	3	914
Emerson Electric Co.	5	586
Enerpac Tool Group Corp., Class A	23	925
Enpro Inc.	8	1,368
Equifax Inc.	72	20,115
Esab Corp.	22	2,235
Security	Shares	Value
Industrials (continued)
ESCO Technologies Inc.	10	$1,230
ExlService Holdings Inc.(a)	89	3,138
Expeditors International of Washington Inc.	18	2,247
Exponent Inc.	28	2,970
Fastenal Co.	188	13,301
Federal Signal Corp.	23	2,299
FedEx Corp.	31	9,370
Ferguson PLC	66	14,695
First Advantage Corp.	27	465
Flowserve Corp.	53	2,679
Fortive Corp.	133	9,556
Fortune Brands Innovations Inc., NVS	70	5,657
Franklin Electric Co. Inc.	15	1,599
FTAI Aviation Ltd.	33	3,678
FTI Consulting Inc.(a)	20	4,359
Gates Industrial Corp. PLC(a)	79	1,469
GATX Corp.	12	1,674
General Dynamics Corp.	19	5,676
General Electric Co.	79	13,446
Genpact Ltd.	99	3,432
Gibraltar Industries Inc.(a)	16	1,188
GMS Inc.(a)	16	1,540
Graco Inc.	63	5,358
Greenbrier Companies Inc. (The)	13	663
Griffon Corp.	24	1,729
GXO Logistics Inc.(a)	17	952
H&E Equipment Services Inc.	11	575
Hayward Holdings Inc.(a)	70	1,035
HEICO Corp.	2	483
HEICO Corp., Class A	6	1,141
Helios Technologies Inc.	12	551
Herc Holdings Inc.	10	1,558
Hexcel Corp.	7	463
Hillenbrand Inc.	27	1,194
Hillman Solutions Corp.(a)	46	467
Howmet Aerospace Inc.	30	2,871
Hubbell Inc., Class B	1	396
Huntington Ingalls Industries Inc.	3	840
Huron Consulting Group Inc.(a)	10	1,100
ICF International Inc.	9	1,324
IDEX Corp.	28	5,837
Illinois Tool Works Inc.	110	27,201
Ingersoll Rand Inc.	154	15,462
Insperity Inc.	21	2,157
ITT Inc.	31	4,385
Jacobs Solutions Inc., NVS	74	10,830
Janus International Group Inc.(a)	74	1,067
JB Hunt Transport Services Inc.	30	5,195
JELD-WEN Holding Inc.(a)	49	818
John Bean Technologies Corp.	12	1,181
Johnson Controls International PLC	378	27,042
Kadant Inc.	5	1,757
KBR Inc.	78	5,194
Kennametal Inc.	31	810
Kforce Inc.	9	625
Knight-Swift Transportation Holdings Inc.	67	3,647
Korn Ferry	32	2,359
L3Harris Technologies Inc.	14	3,176
Landstar System Inc.	10	1,903
Legalzoom.com Inc.(a)	67	448
Leidos Holdings Inc.	79	11,408
Lennox International Inc.	18	10,503

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock U.S. Industry Rotation ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrials (continued)
Lincoln Electric Holdings Inc.	21	$4,314
Lindsay Corp.	4	504
Lockheed Martin Corp.	15	8,129
Lyft Inc., Class A(a)	123	1,482
ManpowerGroup Inc.	30	2,297
Masco Corp.	123	9,576
Masterbrand Inc.(a)	69	1,245
Maximus Inc.	34	3,158
McGrath RentCorp.	5	549
Middleby Corp. (The)(a)	20	2,712
Moog Inc., Class A	3	588
MRC Global Inc.(a)	31	449
MSC Industrial Direct Co. Inc., Class A	17	1,512
Mueller Industries Inc.	43	3,050
Mueller Water Products Inc., Class A	58	1,199
Nordson Corp.	21	5,257
Norfolk Southern Corp.	79	19,715
Northrop Grumman Corp.	10	4,843
NV5 Global Inc.(a)	7	722
Old Dominion Freight Line Inc.	69	14,502
Oshkosh Corp.	25	2,716
Otis Worldwide Corp.	152	14,364
Owens Corning	48	8,946
PACCAR Inc.	194	19,140
Parker-Hannifin Corp.	48	26,936
Parsons Corp.(a)	27	2,467
Paychex Inc.	188	24,068
Paycom Software Inc.	30	5,004
Paycor HCM Inc.(a)	38	472
Paylocity Holding Corp.(a)	26	3,902
Pentair PLC	64	5,624
Quanex Building Products Corp.	20	668
RBC Bearings Inc.(a)	11	3,199
Resideo Technologies Inc.(a)	82	1,863
REV Group Inc.	22	642
Robert Half Inc.	58	3,723
RTX Corp.	96	11,279
Rush Enterprises Inc., Class A	18	918
RXO Inc.(a)	40	1,268
Ryder System Inc.	15	2,102
Saia Inc.(a)	9	3,761
Science Applications International Corp.	29	3,608
Simpson Manufacturing Co. Inc.	23	4,418
SiteOne Landscape Supply Inc.(a)	15	2,200
Snap-on Inc.	19	5,454
SPX Technologies Inc.(a)	17	2,508
SS&C Technologies Holdings Inc.	137	9,994
Standex International Corp.	4	747
Stanley Black & Decker Inc.	60	6,337
Tecnoglass Inc.	13	700
Tennant Co.	7	754
Terex Corp.	26	1,645
Textron Inc.	12	1,115
Timken Co. (The)	25	2,174
Toro Co. (The)	40	3,829
Trane Technologies PLC	126	42,119
TransDigm Group Inc.	4	5,177
TransUnion	113	10,199
Trex Co. Inc.(a)	61	5,101
TriNet Group Inc.	19	1,981
Trinity Industries Inc.	33	1,091
Uber Technologies Inc.(a)	697	44,936
Security	Shares	Value
Industrials (continued)
UFP Industries Inc.	31	$4,090
U-Haul Holding Co.	38	2,422
Union Pacific Corp.	221	54,527
United Parcel Service Inc., Class B	98	12,776
United Rentals Inc.	22	16,656
Upwork Inc.(a)	69	836
Verisk Analytics Inc., Class A	83	21,725
Verra Mobility Corp., Class A(a)	96	2,893
Watsco Inc.	12	5,874
Watts Water Technologies Inc., Class A	10	2,075
Werner Enterprises Inc.	18	705
WESCO International Inc.	15	2,624
Westinghouse Air Brake Technologies Corp.	66	10,636
WNS Holdings Ltd.(a)	27	1,609
Woodward Inc.	4	624
WW Grainger Inc.	15	14,652
XPO Inc.(a)	40	4,596
Xylem Inc./New York	91	12,149
Zurn Elkay Water Solutions Corp.	81	2,629
		1,256,980
Information Technology — 30.4%
Accenture PLC, Class A	85	28,103
ACI Worldwide Inc.(a)	19	821
Adobe Inc.(a)	66	36,409
Advanced Micro Devices Inc.(a)	408	58,948
Akamai Technologies Inc.(a)	21	2,064
Alarm.com Holdings Inc.(a)	7	494
Allegro MicroSystems Inc.(a)	20	481
Altair Engineering Inc., Class A(a)	8	707
Ambarella Inc.(a)	11	579
Amdocs Ltd.	15	1,312
Amkor Technology Inc.	32	1,045
Analog Devices Inc.	126	29,154
Ansys Inc.(a)	13	4,077
Appfolio Inc., Class A(a)	3	664
Apple Inc.	1,938	430,391
Applied Materials Inc.	210	44,562
AppLovin Corp., Class A(a)	36	2,776
Arista Networks Inc.(a)	68	23,565
ASGN Inc.(a)	8	757
Aspen Technology Inc.(a)	4	752
Atlassian Corp., NVS(a)	24	4,238
Aurora Innovation Inc., Class A(a)	110	440
Autodesk Inc.(a)	32	7,921
Axcelis Technologies Inc.(a)	9	1,137
Bentley Systems Inc., Class B	33	1,608
BILL Holdings Inc.(a)	16	799
Blackbaud Inc.(a)	6	476
Box Inc., Class A(a)	20	562
Broadcom Inc.	1,189	191,049
Cadence Design Systems Inc.(a)	41	10,974
Calix Inc.(a)	15	617
CCC Intelligent Solutions Holdings Inc.(a)	46	472
Ciena Corp.(a)	37	1,951
Cirrus Logic Inc.(a)	15	1,957
Cisco Systems Inc.	1,071	51,890
Cleanspark Inc.(a)	33	528
Cloudflare Inc., Class A(a)	41	3,178
Cognizant Technology Solutions Corp., Class A	67	5,071
CommVault Systems Inc.(a)	6	917
Confluent Inc.(a)	36	901
Credo Technology Group Holding Ltd.(a)	36	999
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock U.S. Industry Rotation ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Information Technology (continued)
Crowdstrike Holdings Inc., Class A(a)	33	$7,655
Datadog Inc., Class A(a)	45	5,240
Dell Technologies Inc., Class C	31	3,524
Diodes Inc.(a)	12	938
DocuSign Inc., Class A(a)	39	2,164
Dolby Laboratories Inc., Class A	7	551
DoubleVerify Holdings Inc.(a)	22	465
Dropbox Inc., Class A(a)	34	813
DXC Technology Co.(a)	26	529
Dynatrace Inc.(a)	42	1,845
Elastic NV(a)	12	1,316
Enphase Energy Inc.(a)	36	4,144
Entegris Inc.	40	4,732
EPAM Systems Inc.(a)	8	1,721
Extreme Networks Inc.(a)	33	472
F5 Inc.(a)	17	3,462
Fair Isaac Corp.(a)	4	6,400
First Solar Inc.(a)	30	6,480
Five9 Inc.(a)	11	490
FormFactor Inc.(a)	22	1,178
Fortinet Inc.(a)	94	5,456
Gartner Inc.(a)	10	5,012
Gen Digital Inc.	88	2,287
Gitlab Inc., Class A(a)	18	922
GLOBALFOUNDRIES Inc.(a)	27	1,377
Globant SA(a)	6	1,168
GoDaddy Inc., Class A(a)	20	2,909
Guidewire Software Inc.(a)	12	1,801
HashiCorp Inc.(a)	15	506
Hewlett Packard Enterprise Co.	173	3,444
HP Inc.	127	4,583
HubSpot Inc.(a)	7	3,479
Impinj Inc.(a)	6	956
Intel Corp.	1,074	33,015
InterDigital Inc.	4	491
International Business Machines Corp.	124	23,825
Intuit Inc.	41	26,541
Juniper Networks Inc.	90	3,392
KLA Corp.	34	27,984
Kulicke & Soffa Industries Inc.	15	708
Kyndryl Holdings Inc.(a)	33	887
Lam Research Corp.	33	30,401
Lattice Semiconductor Corp.(a)	36	1,908
Lumentum Holdings Inc.(a)	18	932
MACOM Technology Solutions Holdings Inc., Class H(a)	15	1,514
Manhattan Associates Inc.(a)	13	3,320
Marathon Digital Holdings Inc.(a)	41	806
Marvell Technology Inc.	220	14,736
Microchip Technology Inc.	135	11,985
Micron Technology Inc.	279	30,640
Microsoft Corp.	1,180	493,653
MicroStrategy Inc., Class A(a)	2	3,229
MKS Instruments Inc.	19	2,392
MongoDB Inc., Class A(a)	9	2,271
Monolithic Power Systems Inc.	12	10,357
Motorola Solutions Inc.	44	17,552
NetApp Inc.	27	3,428
Nutanix Inc., Class A(a)	36	1,818
Nvidia Corp.	6,230	729,035
Okta Inc.(a)	21	1,973
ON Semiconductor Corp.(a)	108	8,451
Onto Innovation Inc.(a)	14	2,678
Security	Shares	Value
Information Technology (continued)
Oracle Corp.	233	$32,492
Palantir Technologies Inc.(a)	300	8,067
Palo Alto Networks Inc.(a)	46	14,938
Pegasystems Inc.	7	488
Photronics Inc.(a)	18	457
Power Integrations Inc.	15	1,096
Procore Technologies Inc.(a)	16	1,136
PTC Inc.(a)	22	3,913
Pure Storage Inc., Class A(a)	37	2,217
Q2 Holdings Inc.(a)	10	675
Qorvo Inc.(a)	31	3,714
Qualcomm Inc.	281	50,847
Qualys Inc.(a)	5	746
Rambus Inc.(a)	31	1,595
RingCentral Inc., Class A(a)	13	456
Riot Platforms Inc.(a)	40	408
Roper Technologies Inc.	16	8,716
Salesforce Inc.	139	35,973
Semtech Corp.(a)	19	603
SentinelOne Inc., Class A(a)	35	802
ServiceNow Inc.(a)	31	25,246
Silicon Laboratories Inc.(a)	9	1,081
SiTime Corp.(a)	5	710
Skyworks Solutions Inc.	46	5,227
Smartsheet Inc., Class A(a)	19	911
Snowflake Inc., Class A(a)	43	5,606
SPS Commerce Inc.(a)	5	1,077
Super Micro Computer Inc.(a)	6	4,210
Synaptics Inc.(a)	10	873
Synopsys Inc.(a)	23	12,841
Tenable Holdings Inc.(a)	16	735
Teradata Corp.(a)	15	486
Teradyne Inc.	41	5,378
Texas Instruments Inc.	229	46,673
Twilio Inc., Class A(a)	24	1,419
Tyler Technologies Inc.(a)	7	3,977
UiPath Inc.(a)	90	1,095
Ultra Clean Holdings Inc.(a)	12	519
Unity Software Inc.(a)	54	883
Universal Display Corp.	13	2,894
Varonis Systems Inc., Class B(a)	18	992
Veeco Instruments Inc.(a)	16	663
VeriSign Inc.(a)	11	2,057
Viasat Inc.(a)	32	647
Western Digital Corp.(a)	43	2,883
Wolfspeed Inc.(a)	34	641
Workday Inc., Class A(a)	32	7,268
Workiva Inc., Class A(a)	7	516
Zeta Global Holdings Corp.(a)	26	557
Zoom Video Communications Inc., Class A(a)	40	2,416
Zscaler Inc.(a)	14	2,511
		2,845,618
Materials — 2.4%
Air Products and Chemicals Inc.	38	10,026
Albemarle Corp.	21	1,967
Amcor PLC	854	8,993
AptarGroup Inc.	47	6,908
Arcadium Lithium PLC, NVS(a)	151	480
Ashland Inc.	10	967
Avery Dennison Corp.	53	11,492
Avient Corp.	24	1,086
Axalta Coating Systems Ltd.(a)	39	1,390

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock U.S. Industry Rotation ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Materials (continued)
Balchem Corp.	5	$887
Ball Corp.	192	12,255
Berry Global Group Inc.	77	5,060
Cabot Corp.	11	1,103
Celanese Corp., Class A	20	2,823
CF Industries Holdings Inc.	33	2,521
Chemours Co. (The)	28	677
Corteva Inc.	122	6,844
CRH PLC	11	943
Crown Holdings Inc.	73	6,475
Dow Inc.	123	6,700
DuPont de Nemours Inc.	73	6,110
Eastman Chemical Co.	22	2,273
Ecolab Inc.	44	10,150
Element Solutions Inc.	40	1,078
FMC Corp.	22	1,284
Graphic Packaging Holding Co.	200	6,020
Greif Inc., Class A, NVS	25	1,667
HB Fuller Co.	13	1,121
Huntsman Corp.	31	742
International Flavors & Fragrances Inc.	46	4,576
International Paper Co.	212	9,854
Linde PLC	83	37,641
LyondellBasell Industries NV, Class A	47	4,675
Martin Marietta Materials Inc.	1	593
Minerals Technologies Inc.	7	549
Mosaic Co. (The)	56	1,667
NewMarket Corp.	1	561
O-I Glass Inc.(a)	104	1,389
Olin Corp.	23	1,049
Packaging Corp. of America	57	11,393
Pactiv Evergreen Inc.	36	473
PPG Industries Inc.	41	5,206
Quaker Chemical Corp.	3	545
RPM International Inc.	22	2,672
Scotts Miracle-Gro Co. (The)	9	707
Sensient Technologies Corp.	8	624
Sherwin-Williams Co. (The)	41	14,383
Silgan Holdings Inc.	64	3,292
Sonoco Products Co.	68	3,667
TriMas Corp.	45	1,106
Vulcan Materials Co.	2	549
Westlake Corp.	6	887
		228,100
Real Estate — 2.2%
Acadia Realty Trust	55	1,190
Agree Realty Corp.	45	3,104
Alexander & Baldwin Inc.	127	2,503
American Assets Trust Inc.	73	1,936
American Homes 4 Rent, Class A	83	2,996
Armada Hoffler Properties Inc.	94	1,117
AvalonBay Communities Inc.	35	7,172
Brandywine Realty Trust	128	645
Brixmor Property Group Inc.	127	3,235
Broadstone Net Lease Inc.	287	4,997
BXP Inc.	156	11,124
Camden Property Trust	27	2,990
CBL & Associates Properties Inc.	18	464
CBRE Group Inc., Class A(a)	6	676
COPT Defense Properties	119	3,447
Cousins Properties Inc.	158	4,347
CTO Realty Growth Inc.	39	783
Security	Shares	Value
Real Estate (continued)
Easterly Government Properties Inc., Class A	99	$1,379
Empire State Realty Trust Inc., Class A	200	2,154
Equity Commonwealth(a)	104	2,119
Equity LifeStyle Properties Inc.	49	3,365
Equity Residential	95	6,615
Essential Properties Realty Trust Inc.	266	7,871
Essex Property Trust Inc.	16	4,454
Federal Realty Investment Trust	36	4,019
Getty Realty Corp.	19	563
Gladstone Commercial Corp.	61	918
Global Net Lease Inc.	293	2,549
Highwoods Properties Inc.	108	3,345
Hudson Pacific Properties Inc.	123	737
Independence Realty Trust Inc.	59	1,100
InvenTrust Properties Corp.	36	1,014
Invitation Homes Inc.	153	5,396
Kilroy Realty Corp.	119	4,399
Kimco Realty Corp.	259	5,628
Kite Realty Group Trust	93	2,293
Macerich Co. (The)	92	1,473
Mid-America Apartment Communities Inc.	29	4,053
NET Lease Office Properties	18	531
NETSTREIT Corp.	35	576
NNN REIT Inc.	81	3,636
One Liberty Properties Inc.	29	765
Paramount Group Inc.	139	728
Peakstone Realty Trust	37	503
Phillips Edison & Co. Inc.	55	1,931
Piedmont Office Realty Trust Inc., Class A	109	943
Realty Income Corp.	340	19,526
Regency Centers Corp.	79	5,320
Retail Opportunity Investments Corp.	44	658
Simon Property Group Inc.	128	19,640
SITE Centers Corp.	76	1,174
Sun Communities Inc.	31	3,929
Tanger Inc.	41	1,185
UDR Inc.	85	3,406
Urban Edge Properties	52	1,056
Vornado Realty Trust	173	5,188
WP Carey Inc.	334	19,309
		208,174
Utilities — 0.6%
American States Water Co.	35	2,888
American Water Works Co. Inc.	183	26,052
Atmos Energy Corp.	25	3,197
Brookfield Infrastructure Corp., Class A	20	778
California Water Service Group	54	2,887
Essential Utilities Inc.	234	9,512
Middlesex Water Co.	16	1,064
National Fuel Gas Co.	17	996
New Jersey Resources Corp.	25	1,169
ONE Gas Inc.	13	905
SJW Group	30	1,818
Southwest Gas Holdings Inc.	11	816
Spire Inc.	13	866
UGI Corp.	40	991
		53,939
Total Long-Term Investments — 99.4% (Cost: $8,908,349)		9,311,837
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock U.S. Industry Rotation ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(c)(d)(e)	611	$611
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)(d)	40,000	40,000
Total Short-Term Securities — 0.4% (Cost: $40,611)		40,611
Total Investments — 99.8% (Cost: $8,948,960)		9,352,448
Other Assets Less Liabilities — 0.2%		19,141
Net Assets — 100.0%		$9,371,589

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/26/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$611 (b)	$—	$—	$—	$611	611	$7 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	40,000 (b)	—	—	—	40,000	40,000	520	—
				$—	$—	$40,611		$527	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$9,311,837	$—	$—	$9,311,837
Short-Term Securities
Money Market Funds	40,611	—	—	40,611
	$9,352,448	$—	$—	$9,352,448
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Schedule of Investments
July 31, 2024
BlackRock World ex U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.1%
Aristocrat Leisure Ltd.	21,738	$774,179
BlueScope Steel Ltd.	83,324	1,209,961
Brambles Ltd.	94,540	963,804
Cochlear Ltd.	2,417	546,135
Commonwealth Bank of Australia	6,761	609,234
Goodman Group	2,117	48,873
GPT Group (The)	96,799	294,852
James Hardie Industries PLC(a)	2,996	107,627
Lottery Corp. Ltd. (The)	72,320	235,659
Macquarie Group Ltd.	26,738	3,679,835
Mineral Resources Ltd.	6,296	225,162
National Australia Bank Ltd.	1,842	46,523
Pilbara Minerals Ltd.(b)	30,353	58,668
QBE Insurance Group Ltd.	127,511	1,504,891
REA Group Ltd.	3,615	486,036
Stockland	265,164	800,904
Suncorp Group Ltd.	135,157	1,572,568
Transurban Group	346,352	2,955,697
Westpac Banking Corp.	37,468	732,230
Woodside Energy Group Ltd.	55,537	1,007,153
		17,859,991
Austria — 0.3%
Erste Group Bank AG	8,121	422,424
Verbund AG	6,085	488,599
		911,023
Belgium — 1.1%
Ageas SA/NV	9,517	454,353
Anheuser-Busch InBev SA/NV	7,569	449,403
UCB SA	6,880	1,149,609
Umicore SA	64,465	885,367
Warehouses De Pauw CVA	6,246	169,199
		3,107,931
Canada — 12.4%
Alimentation Couche-Tard Inc.	1,127	69,474
Bank of Montreal	1,221	102,984
Bank of Nova Scotia (The)	76,300	3,562,859
Brookfield Renewable Corp., Class A	21,423	602,199
Canadian National Railway Co.	1,130	130,814
CGI Inc.(a)	12,353	1,408,563
Enbridge Inc.	43,160	1,615,237
Fortis Inc./Canada	1,475	61,664
Franco-Nevada Corp.	19,104	2,461,872
George Weston Ltd.	724	112,125
iA Financial Corp. Inc.	8,715	589,311
Imperial Oil Ltd.	31,017	2,222,063
Intact Financial Corp.	5,866	1,066,005
Ivanhoe Mines Ltd., Class A(a)(b)	2,766	36,161
Manulife Financial Corp.	12,496	332,889
National Bank of Canada	7,434	621,793
Northland Power Inc.	16,101	269,273
Onex Corp.	2,109	144,521
Pan American Silver Corp.	31,245	718,297
Parkland Corp.	9,862	276,649
Restaurant Brands International Inc.	15,821	1,107,751
Royal Bank of Canada	48,450	5,414,019
Shopify Inc., Class A(a)	12,427	761,110
Stantec Inc.	7,549	664,218
Sun Life Financial Inc.	50,407	2,502,369
Teck Resources Ltd., Class B	14,646	717,953
TELUS Corp.	9,820	158,540
Security	Shares	Value
Canada (continued)
Toronto-Dominion Bank (The)	69,557	$4,107,473
Wheaton Precious Metals Corp.	20,439	1,222,062
WSP Global Inc.	19,202	3,189,647
		36,249,895
Denmark — 3.4%
Danske Bank A/S	25,186	770,250
DSV A/S	3,760	689,752
Genmab A/S(a)	1,351	381,619
Novo Nordisk A/S, Class B	50,970	6,753,162
Novonesis (Novozymes) B, Class B	13,003	827,735
Orsted A/S(a)(c)	1,079	64,313
Vestas Wind Systems A/S(a)	18,679	462,250
		9,949,081
Finland — 0.8%
Neste OYJ	15,973	322,381
Stora Enso OYJ, Class R	6,420	80,257
UPM-Kymmene OYJ	5,104	168,820
Wartsila OYJ Abp	87,774	1,813,835
		2,385,293
France — 11.0%
Airbus SE	14,411	2,180,767
Amundi SA(c)	11,370	829,790
Arkema SA	1,242	112,082
BioMerieux	4,800	506,527
Capgemini SE	4,371	867,746
Carrefour SA	37,695	562,305
Cie. de Saint-Gobain SA	7,439	638,160
Covivio SA/France	2,377	122,361
Credit Agricole SA	24,530	372,254
Dassault Systemes SE	23,064	874,328
Engie SA	51,659	812,088
Gecina SA	544	53,931
Hermes International SCA	623	1,361,464
Ipsen SA	2,485	279,016
Kering SA	1,326	407,265
La Francaise des Jeux SAEM(c)	1,606	62,311
Legrand SA	10,726	1,158,911
L'Oreal SA	7,347	3,177,191
LVMH Moet Hennessy Louis Vuitton SE	5,511	3,887,251
Publicis Groupe SA	1,606	167,661
Remy Cointreau SA	338	26,670
Renault SA	6,201	300,514
Rexel SA	7,080	179,881
Safran SA	4,593	1,009,048
Sanofi SA	22,878	2,358,550
Sartorius Stedim Biotech	467	93,190
Schneider Electric SE	17,997	4,337,910
Sodexo SA	6,415	607,547
STMicroelectronics NV	36,338	1,201,437
TotalEnergies SE	45,204	3,049,746
Vinci SA	973	111,037
Vivendi SE	40,747	434,801
		32,143,740
Germany — 6.0%
adidas AG	1,057	264,881
Allianz SE, Registered	4,053	1,141,590
Bayerische Motoren Werke AG	2,983	276,671
Commerzbank AG	19,534	318,452
Daimler Truck Holding AG	10,984	424,081
Deutsche Bank AG, Registered	27,558	428,953
Deutsche Telekom AG, Registered	84,756	2,217,004
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock World ex U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Henkel AG & Co. KGaA	897	$69,502
Infineon Technologies AG	2,321	80,627
Mercedes-Benz Group AG	32,580	2,153,682
Merck KGaA	528	94,339
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	1,139	560,986
Puma SE	5,486	272,232
Qiagen NV, NVS	15,434	686,719
Rational AG	85	74,407
SAP SE	15,861	3,353,336
Siemens AG, Registered	18,148	3,322,844
Siemens Energy AG(a)	6,767	196,504
Siemens Healthineers AG(c)	16,187	867,609
Symrise AG, Class A	3,948	497,572
Talanx AG(a)	889	67,539
Zalando SE(a)(c)	11,882	304,468
		17,673,998
Hong Kong — 1.4%
AIA Group Ltd.	183,200	1,225,398
BOC Hong Kong Holdings Ltd.	17,000	49,459
Hang Seng Bank Ltd.	32,200	394,316
Hong Kong Exchanges & Clearing Ltd.	15,300	451,304
MTR Corp. Ltd.	145,000	469,089
Sands China Ltd.(a)	122,000	228,705
Sun Hung Kai Properties Ltd.	81,000	701,340
Swire Pacific Ltd., Class A	54,000	465,846
		3,985,457
Ireland — 0.1%
Bank of Ireland Group PLC	23,153	262,206
Israel — 0.3%
Bank Hapoalim BM	19,514	179,067
Bank Leumi Le-Israel BM	16,420	141,499
CyberArk Software Ltd.(a)(b)	2,842	728,632
		1,049,198
Italy — 1.9%
Enel SpA	337,540	2,409,757
Intesa Sanpaolo SpA	394,456	1,601,820
Stellantis NV	6,586	109,749
UniCredit SpA	35,165	1,444,392
		5,565,718
Japan — 20.0%
Advantest Corp.	23,000	1,018,011
Aeon Co. Ltd.	7,500	171,124
Asahi Group Holdings Ltd.	3,300	121,483
Asics Corp.	21,800	355,783
Astellas Pharma Inc.	80,300	931,315
Chiba Bank Ltd. (The)	14,700	137,702
Chugai Pharmaceutical Co. Ltd.	12,600	549,895
Concordia Financial Group Ltd.	25,000	157,563
Dai Nippon Printing Co. Ltd.	32,600	1,072,482
Daifuku Co. Ltd.	18,200	329,389
Dai-ichi Life Holdings Inc.	6,200	189,040
Daiichi Sankyo Co. Ltd.	24,700	1,005,973
Daiwa House Industry Co. Ltd.	32,500	920,347
Denso Corp.	116,900	1,917,044
Dentsu Group Inc.	4,700	124,283
Disco Corp.	500	167,198
Fuji Electric Co. Ltd.	8,800	494,973
FUJIFILM Holdings Corp.	72,100	1,714,244
Fujitsu Ltd.	42,500	771,807
Security	Shares	Value
Japan (continued)
Hankyu Hanshin Holdings Inc.	22,900	$653,427
Hitachi Construction Machinery Co. Ltd.	21,600	537,994
Hitachi Ltd.	109,000	2,355,126
Honda Motor Co. Ltd.	283,100	3,024,802
Ibiden Co. Ltd.	3,400	131,791
Japan Real Estate Investment Corp.	31	107,524
JFE Holdings Inc.	7,700	112,792
Kajima Corp.	2,500	48,309
Kao Corp.	21,400	937,099
Kawasaki Kisen Kaisha Ltd.	9,900	152,115
Keyence Corp.	300	131,178
Kirin Holdings Co. Ltd.	71,400	1,009,423
Komatsu Ltd.	11,800	335,445
Kubota Corp.	86,100	1,237,852
Kyocera Corp.	4,800	60,456
Lasertec Corp.	600	106,460
LY Corp.	78,300	195,900
Mazda Motor Corp.	6,100	52,615
MEIJI Holdings Co. Ltd.	3,400	85,865
Mitsubishi Electric Corp.	35,400	589,827
Mitsubishi Estate Co. Ltd.	44,600	760,159
Mitsubishi Heavy Industries Ltd.	103,200	1,236,963
Mitsubishi UFJ Financial Group Inc.	111,000	1,282,089
Mitsui & Co. Ltd.	55,700	1,292,456
Murata Manufacturing Co. Ltd.	71,600	1,592,955
NEC Corp.	6,600	571,261
Nintendo Co. Ltd.	22,900	1,265,417
Nippon Express Holdings Inc.	9,300	460,172
Nippon Steel Corp.	33,500	727,365
Nippon Yusen KK	21,100	679,924
Nissin Foods Holdings Co. Ltd.	1,300	38,653
Nitto Denko Corp.	1,100	95,517
Nomura Holdings Inc.	187,300	1,154,818
Nomura Real Estate Master Fund Inc.	137	134,404
Nomura Research Institute Ltd.	35,800	1,105,207
NTT Data Group Corp.	13,100	204,025
Olympus Corp.	43,900	757,893
Omron Corp.	25,000	927,346
Ono Pharmaceutical Co. Ltd.	20,300	299,472
Oriental Land Co. Ltd./Japan	1,100	31,492
Pan Pacific International Holdings Corp.	2,200	57,396
Recruit Holdings Co. Ltd.	1,200	68,812
Renesas Electronics Corp.	25,100	432,319
Ricoh Co. Ltd.	20,500	190,841
SCREEN Holdings Co. Ltd.	3,900	330,485
Secom Co. Ltd.	11,200	715,151
Sekisui Chemical Co. Ltd.	79,800	1,204,022
Seven & i Holdings Co. Ltd.	41,500	496,952
SG Holdings Co. Ltd.	26,800	272,520
Shimadzu Corp.	6,400	188,763
Shin-Etsu Chemical Co. Ltd.	20,700	919,715
Shionogi & Co. Ltd.	900	39,590
Shiseido Co. Ltd.	12,200	381,268
SoftBank Corp.	29,700	387,429
SoftBank Group Corp.	12,300	751,683
Sompo Holdings Inc.	2,300	52,444
Sony Group Corp.	12,100	1,074,705
Sumitomo Metal Mining Co. Ltd.	23,300	710,512
Sumitomo Mitsui Financial Group Inc.	6,500	469,384
Sumitomo Mitsui Trust Holdings Inc.	33,000	834,135
Sysmex Corp.	10,300	168,624
Terumo Corp.	48,400	867,732

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock World ex U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Tokio Marine Holdings Inc.	13,100	$513,954
Tokyo Electron Ltd.	7,700	1,611,205
Tokyo Gas Co. Ltd.	14,100	308,926
Toray Industries Inc.	390,700	2,031,270
TOTO Ltd.	10,500	289,119
Toyota Motor Corp.	134,700	2,587,689
Toyota Tsusho Corp.	10,500	209,927
Trend Micro Inc./Japan	2,900	139,004
Yokogawa Electric Corp.	5,200	131,624
ZOZO Inc.	59,100	1,730,148
		58,800,592
Netherlands — 4.5%
Adyen NV(a)(c)	313	382,874
Akzo Nobel NV	6,277	388,121
ASML Holding NV	6,404	5,963,221
BE Semiconductor Industries NV	2,021	260,355
Coca-Cola Europacific Partners PLC	16,601	1,224,656
DSM-Firmenich AG	4,763	608,087
ING Groep NV	73,622	1,336,309
Koninklijke KPN NV	202,924	799,558
Koninklijke Philips NV(a)	43,904	1,233,249
NN Group NV	8,734	438,308
Prosus NV	13,928	485,854
Wolters Kluwer NV	848	141,963
		13,262,555
New Zealand — 0.2%
Mercury NZ Ltd.	18,274	74,825
Meridian Energy Ltd.	109,384	423,149
		497,974
Norway — 0.8%
Aker BP ASA	38,324	927,985
Equinor ASA	27,977	740,836
Norsk Hydro ASA	57,500	318,944
Orkla ASA	49,589	418,506
		2,406,271
Portugal — 0.8%
Galp Energia SGPS SA	95,600	2,010,125
Jeronimo Martins SGPS SA	13,365	233,598
		2,243,723
Singapore — 0.7%
DBS Group Holdings Ltd.	51,370	1,407,713
Sea Ltd., ADR(a)	2,178	143,095
United Overseas Bank Ltd.	20,800	504,372
		2,055,180
Spain — 2.5%
Acciona SA	300	38,893
Banco de Sabadell SA	24,470	51,638
Banco Santander SA	228,145	1,100,605
Cellnex Telecom SA(c)	11,178	389,852
Grifols SA(a)	15,314	154,680
Iberdrola SA	217,529	2,873,165
Industria de Diseno Textil SA	54,541	2,650,085
Repsol SA	5,482	78,189
Telefonica SA	10,779	48,821
		7,385,928
Sweden — 2.9%
Alfa Laval AB	24,094	1,065,341
Atlas Copco AB, Class A	14,960	266,253
Atlas Copco AB, Class B	23,882	373,656
Boliden AB	30,715	939,344
Security	Shares	Value
Sweden (continued)
Epiroc AB	12,921	$241,175
EQT AB	46,913	1,519,037
Evolution AB(c)	4,484	434,362
H & M Hennes & Mauritz AB, Class B	3,331	51,822
Investment AB Latour, Class B	28,997	851,539
Investor AB, Class B	1,186	33,671
Nibe Industrier AB, Class B	66,568	292,516
Sagax AB, Class B	5,630	139,086
SKF AB, Class B	1,566	29,113
Swedbank AB, Class A	10,160	216,042
Swedish Orphan Biovitrum AB(a)	8,515	222,472
Tele2 AB, Class B	121,225	1,248,091
Telefonaktiebolaget LM Ericsson, Class B	63,736	438,240
Volvo Car AB(a)	46,551	132,081
		8,493,841
Switzerland — 9.0%
ABB Ltd., Registered	38,386	2,130,677
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	12	150,403
Clariant AG, Registered	4,313	63,977
Givaudan SA, Registered	18	88,309
Holcim AG	909	84,946
Julius Baer Group Ltd.	1,648	90,191
Kuehne + Nagel International AG, Registered	4,528	1,403,638
Nestle SA, Registered	54,890	5,559,950
Novartis AG, Registered	44,144	4,927,699
Partners Group Holding AG	812	1,092,987
Roche Holding AG, NVS	4,873	1,577,680
SGS SA	1,953	213,528
SIG Group AG	32,732	687,375
Sika AG, Registered	5,757	1,747,918
Sonova Holding AG, Registered	5,280	1,618,510
Swatch Group AG (The), Bearer	157	32,335
Swatch Group AG (The), Registered	8,040	326,002
Swiss Life Holding AG, Registered	1,855	1,420,399
Swiss Re AG	8,239	1,015,732
Swisscom AG, Registered	1,170	716,089
Temenos AG, Registered	1,700	118,045
Zurich Insurance Group AG	2,378	1,307,353
		26,373,743
United Kingdom — 12.6%
3i Group PLC	40,325	1,622,304
Admiral Group PLC	5,232	185,420
Anglo American PLC	41,802	1,267,283
Antofagasta PLC	6,104	158,943
AstraZeneca PLC	28,470	4,523,051
Auto Trader Group PLC(c)	53,073	555,932
Aviva PLC	41,648	268,291
BAE Systems PLC	34,047	567,839
Barclays PLC	365,678	1,093,489
Berkeley Group Holdings PLC	14,231	929,034
BP PLC	269,187	1,591,194
BT Group PLC	238,562	432,633
Coca-Cola HBC AG, Class DI	2,343	85,496
Compass Group PLC	4,892	150,649
Croda International PLC	979	50,902
Diageo PLC	96,713	3,009,222
Experian PLC	662	31,233
Flutter Entertainment PLC(a)	1,528	302,247
GSK PLC	111,844	2,171,874
HSBC Holdings PLC	495,086	4,502,363
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock World ex U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Informa PLC	29,927	$334,440
J Sainsbury PLC	309,530	1,097,654
JD Sports Fashion PLC	136,118	230,291
Land Securities Group PLC	5,998	49,048
Lloyds Banking Group PLC	1,288,515	984,361
London Stock Exchange Group PLC	3,742	455,498
Mondi PLC, NVS	12,537	245,119
National Grid PLC	10,483	133,010
NatWest Group PLC, NVS	85,278	404,600
Pearson PLC	6,314	85,668
Prudential PLC	49,340	445,263
Reckitt Benckiser Group PLC	20,639	1,110,247
RELX PLC	63,796	3,011,011
Rio Tinto PLC	7,459	485,080
Rolls-Royce Holdings PLC(a)	37,451	216,849
Segro PLC	36,029	424,083
Shell PLC	62,479	2,278,227
Standard Chartered PLC	26,732	264,066
Tesco PLC	200,042	853,073
Unilever PLC	6,813	418,691
		37,025,678
Total Common Stocks — 98.8% (Cost: $275,585,735)		289,689,016
Preferred Stocks
Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	2,568	220,158
Sartorius AG, Preference Shares, NVS	141	39,991
		260,149
Total Preferred Stocks — 0.1% (Cost: $270,609)		260,149
Total Long-Term Investments — 98.9% (Cost: $275,856,344)		289,949,165
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	166,482	$166,549
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(d)(e)	1,730,000	1,730,000
Total Short-Term Securities — 0.6% (Cost: $1,896,532)		1,896,549
Total Investments — 99.5% (Cost: $277,752,876)		291,845,714
Other Assets Less Liabilities — 0.5%		1,410,602
Net Assets — 100.0%		$293,256,316

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$198,782	$—	$(32,724)(a)	$474	$17	$166,549	166,482	$6,139 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,720,000	—	(7,990,000)(a)	—	—	1,730,000	1,730,000	255,235	—
				$474	$17	$1,896,549		$261,374	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
BlackRock World ex U.S. Carbon Transition Readiness ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	24	09/20/24	$2,868	$66,648
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$66,648	$—	$—	$—	$66,648

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$385,549	$—	$—	$—	$385,549
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(301,439)	$—	$—	$—	$(301,439)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$5,682,574
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$39,300,322	$250,388,694	$—	$289,689,016
Preferred Stocks	—	260,149	—	260,149
Short-Term Securities
Money Market Funds	1,896,549	—	—	1,896,549
	$41,196,871	$250,648,843	$—	$291,845,714
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
BlackRock World ex U.S. Carbon Transition Readiness ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$66,648	$—	$—	$66,648

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Statements of Assets and Liabilities
July 31, 2024

	BlackRock Future Climate and Sustainable Economy ETF	BlackRock Future Financial and Technology ETF	BlackRock Future Health ETF	BlackRock Future Tech ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$3,113,335	$4,640,443	$3,978,027	$13,251,714
Investments, at value—affiliated(c)	120,000	589,305	556,285	160,000
Cash	6,033	3,389	9,064	9,072
Foreign currency, at value(d)	842	—	—	—
Receivables:
Investments sold	—	—	13,716	8,246
Securities lending income—affiliated	14	138	181	440
Dividends—unaffiliated	2,053	648	67	4,998
Dividends—affiliated	434	632	846	412
Tax reclaims	725	891	407	283
Total assets	3,243,436	5,235,446	4,558,593	13,435,165
LIABILITIES
Collateral on securities loaned, at value	—	359,218	286,371	—
Payables:
Investments purchased	—	—	104,373	—
Investment advisory fees	3,696	2,829	2,919	20,971
Total liabilities	3,696	362,047	393,663	20,971
Commitments and contingent liabilities
NET ASSETS	$3,239,740	$4,873,399	$4,164,930	$13,414,194
NET ASSETS CONSIST OF
Paid-in capital	$4,105,687	$4,998,389	$4,775,009	$18,311,462
Accumulated loss	(865,947)	(124,990)	(610,079)	(4,897,268)
NET ASSETS	$3,239,740	$4,873,399	$4,164,930	$13,414,194
NET ASSET VALUE
Shares outstanding	150,000	200,000	160,000	520,000
Net asset value	$21.60	$24.37	$26.03	$25.80
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$3,109,266	$4,052,555	$3,666,711	$9,479,911
(b) Securities loaned, at value	$—	$352,240	$279,023	$—
(c) Investments, at cost—affiliated	$120,000	$589,273	$556,207	$160,000
(d) Foreign currency, at cost	$846	$—	$—	$—
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Assets and Liabilities (continued)
July 31, 2024

	BlackRock Future U.S. Themes ETF	BlackRock Large Cap Core ETF	BlackRock Large Cap Value ETF	BlackRock U.S. Carbon Transition Readiness ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$7,401,714	$7,146,289	$7,299,569	$1,228,241,307
Investments, at value—affiliated(c)	126,229	103,750	10,000	17,103,917
Cash	1,101	3,562	2,925	5,545
Cash pledged for futures contracts	3,000	—	—	583,000
Receivables:
Securities lending income—affiliated	19	—	—	3,249
Dividends—unaffiliated	5,053	767	8,572	619,897
Dividends—affiliated	214	309	143	58,884
Variation margin on futures contracts	858	—	—	188,103
Total assets	7,538,188	7,254,677	7,321,209	1,246,803,902
LIABILITIES
Collateral on securities loaned, at value	76,218	33,750	—	3,780,930
Payables:
Investment advisory fees	3,818	2,186	2,761	151,232
Total liabilities	80,036	35,936	2,761	3,932,162
Commitments and contingent liabilities
NET ASSETS	$7,458,152	$7,218,741	$7,318,448	$1,242,871,740
NET ASSETS CONSIST OF
Paid-in capital	$6,098,755	$5,904,144	$6,338,817	$1,114,187,211
Accumulated earnings	1,359,397	1,314,597	979,631	128,684,529
NET ASSETS	$7,458,152	$7,218,741	$7,318,448	$1,242,871,740
NET ASSET VALUE
Shares outstanding	240,000	230,000	230,000	20,675,000
Net asset value	$31.08	$31.39	$31.82	$60.11
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$5,965,498	$5,841,709	$6,319,742	$1,024,199,265
(b) Securities loaned, at value	$74,862	$32,844	$—	$3,745,491
(c) Investments, at cost—affiliated	$126,226	$103,750	$10,000	$17,103,097
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Statements of Assets and Liabilities (continued)
July 31, 2024

	BlackRock U.S. Equity Factor Rotation ETF	BlackRock U.S. Industry Rotation ETF	BlackRock World ex U.S. Carbon Transition Readiness ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$10,037,407,823	$9,311,837	$289,949,165
Investments, at value—affiliated(c)	100,972,360	40,611	1,896,549
Cash	7,279	8,393	9,730
Cash pledged for futures contracts	—	—	91,000
Foreign currency, at value(d)	—	—	152,207
Receivables:
Investments sold	—	147,500	—
Securities lending income—affiliated	513	7	137
Capital shares sold	70,778	—	3
Dividends—unaffiliated	1,841,381	1,790	179,069
Dividends—affiliated	427,790	172	7,635
Tax reclaims	—	—	1,146,186
Variation margin on futures contracts	—	—	39,680
Total assets	10,140,727,924	9,510,310	293,471,361
LIABILITIES
Collateral on securities loaned, at value	30,299	611	166,436
Payables:
Investments purchased	—	135,112	—
Investment advisory fees	1,675,037	2,998	48,609
Total liabilities	1,705,336	138,721	215,045
Commitments and contingent liabilities
NET ASSETS	$10,139,022,588	$9,371,589	$293,256,316
NET ASSETS CONSIST OF
Paid-in capital	$9,382,598,286	$9,168,753	$351,247,187
Accumulated earnings (loss)	756,424,302	202,836	(57,990,871)
NET ASSETS	$10,139,022,588	$9,371,589	$293,256,316
NET ASSET VALUE
Shares outstanding	214,525,000	360,000	6,375,000
Net asset value	$47.26	$26.03	$46.00
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$9,239,825,678	$8,908,349	$275,856,344
(b) Securities loaned, at value	$30,120	$562	$162,293
(c) Investments, at cost—affiliated	$100,972,357	$40,611	$1,896,532
(d) Foreign currency, at cost	$—	$—	$152,195
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations
Year Ended July 31, 2024

	BlackRock Future Climate and Sustainable Economy ETF	BlackRock Future Financial and Technology ETF	BlackRock Future Health ETF	BlackRock Future Tech ETF
INVESTMENT INCOME
Dividends—unaffiliated	$57,971	$60,139	$16,880	$81,533
Dividends—affiliated	7,129	10,130	10,653	12,964
Interest—unaffiliated	141	160	153	151
Securities lending income—affiliated—net	235	819	1,824	3,463
Foreign taxes withheld	(4,572)	(2,666)	(901)	(8,946)
Total investment income	60,904	68,582	28,609	89,165
EXPENSES
Investment advisory	25,633	31,414	33,447	125,077
Commitment costs	10	18	9	44
Interest expense	—	110	—	148
Total expenses	25,643	31,542	33,456	125,269
Less:
Investment advisory fees waived	(121)	(172)	(180)	(220)
Total expenses after fees waived	25,522	31,370	33,276	125,049
Net investment income (loss)	35,382	37,212	(4,667)	(35,884)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(162,360)	78,603	(23,693)	(124,545)
Investments—affiliated	16	78	33	429
Forward foreign currency exchange contracts	—	—	(13,062)	—
Foreign currency transactions	(160)	1,586	278	(2,577)
In-kind redemptions—unaffiliated(a)	120,653	—	213,040	1,232,640
	(41,851)	80,267	176,596	1,105,947
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(115,663)	287,525	(29,617)	802,229
Investments—affiliated	(5)	12	(24)	(200)
Forward foreign currency exchange contracts	—	—	(2,135)	—
Foreign currency translations	—	22	(208)	(54)
	(115,668)	287,559	(31,984)	801,975
Net realized and unrealized gain (loss)	(157,519)	367,826	144,612	1,907,922
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(122,137)	$405,038	$139,945	$1,872,038
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Statements of Operations(continued)
Year Ended July 31, 2024

	BlackRock Future U.S. Themes ETF	BlackRock Large Cap Core ETF(a)	BlackRock Large Cap Value ETF	BlackRock U.S. Carbon Transition Readiness ETF
INVESTMENT INCOME
Dividends—unaffiliated	$56,041	$55,327	$161,326	$20,883,299
Dividends—affiliated	2,223	3,084	2,223	670,990
Interest—unaffiliated	163	125	134	—
Securities lending income—affiliated—net	169	10	216	91,097
Foreign taxes withheld	(55)	(1,852)	(729)	(4,369)
Total investment income	58,541	56,694	163,170	21,641,017
EXPENSES
Investment advisory	35,151	19,412	37,325	4,096,017
Commitment costs	20	6	6	4,757
Total expenses	35,171	19,418	37,331	4,100,774
Less:
Investment advisory fees waived	(38)	(1,074)	(1,270)	(2,098,546)
Total expenses after fees waived	35,133	18,344	36,061	2,002,228
Net investment income	23,408	38,350	127,109	19,638,789
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	478,722	9,402	(5,984)	(3,509,907)
Investments—affiliated	(26)	—	163	4,330
Foreign currency transactions	—	—	19	—
Futures contracts	9,211	—	—	2,305,069
In-kind redemptions—unaffiliated(b)	—	84,639	692,711	182,460,652
Payments by affiliate	—	—	—	1,873
	487,907	94,041	686,909	181,262,017
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	889,415	1,304,580	437,892	48,336,235
Investments—affiliated	(13)	—	—	(1,093)
Futures contracts	(2,106)	—	—	(772,197)
	887,296	1,304,580	437,892	47,562,945
Net realized and unrealized gain	1,375,203	1,398,621	1,124,801	228,824,962
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,398,611	$1,436,971	$1,251,910	$248,463,751
(a) For the period from October 24, 2023 (commencement of operations) to July 31, 2024.
(b) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations

Statements of Operations(continued)
Year Ended July 31, 2024

	BlackRock U.S. Equity Factor Rotation ETF	BlackRock U.S. Industry Rotation ETF(a)	BlackRock World ex U.S. Carbon Transition Readiness ETF
INVESTMENT INCOME
Dividends—unaffiliated	$33,507,295	$18,898	$12,362,345
Dividends—affiliated	990,168	520	255,235
Interest—unaffiliated	—	111	22,336
Securities lending income—affiliated—net	5,686	7	6,139
Foreign taxes withheld	—	(6)	(1,264,287)
Total investment income	34,503,149	19,530	11,381,768
EXPENSES
Investment advisory	9,856,088	9,080	1,365,488
Commitment costs	10,298	4	1,052
Interest expense	—	—	35
Total expenses	9,866,386	9,084	1,366,575
Less:
Investment advisory fees waived	(2,670,395)	(8)	(589,549)
Total expenses after fees waived	7,195,991	9,076	777,026
Net investment income	27,307,158	10,454	10,604,742
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(32,847,112)	(203,568)	(22,692,450)
Investments—affiliated	1,682	—	474
Foreign currency transactions	—	—	(90,061)
Futures contracts	—	—	385,549
In-kind redemptions—unaffiliated(b)	111,406,753	—	34,986,607
	78,561,323	(203,568)	12,590,119
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	793,780,769	403,488	70,769
Investments—affiliated	3	—	17
Foreign currency translations	—	—	1,101
Futures contracts	—	—	(301,439)
	793,780,772	403,488	(229,552)
Net realized and unrealized gain	872,342,095	199,920	12,360,567
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$899,649,253	$210,374	$22,965,309
(a) For the period from March 26, 2024 (commencement of operations) to July 31, 2024.
(b) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Statements of Changes in Net Assets

	BlackRock Future Climate and Sustainable Economy ETF		BlackRock Future Financial and Technology ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/24	Period From 08/16/22(a) to 07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$35,382	$41,134	$37,212	$35,885
Net realized gain (loss)	(41,851)	(235,542)	80,267	(792,867)
Net change in unrealized appreciation (depreciation)	(115,668)	534,937	287,559	300,387
Net increase (decrease) in net assets resulting from operations	(122,137)	340,529	405,038	(456,595)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(39,183)	(33,795)	(50,103)	(23,350)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,022,079)	—	—	4,998,409
NET ASSETS
Total increase (decrease) in net assets	(1,183,399)	306,734	354,935	4,518,464
Beginning of period	4,423,139	4,116,405	4,518,464	—
End of period	$3,239,740	$4,423,139	$4,873,399	$4,518,464

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	BlackRock Future Health ETF		BlackRock Future Tech ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/24	Year Ended 07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss	$(4,667)	$(16,879)	$(35,884)	$(19,902)
Net realized gain (loss)	176,596	(253,885)	1,105,947	(3,513,158)
Net change in unrealized appreciation (depreciation)	(31,984)	533,010	801,975	4,756,284
Net increase in net assets resulting from operations	139,945	262,246	1,872,038	1,223,224
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,153)	—	—	—
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,909,142)	(1,752,750)	(3,017,851)	738,698
NET ASSETS
Total increase (decrease) in net assets	(1,770,350)	(1,490,504)	(1,145,813)	1,961,922
Beginning of year	5,935,280	7,425,784	14,560,007	12,598,085
End of year	$4,164,930	$5,935,280	$13,414,194	$14,560,007

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Statements of Changes in Net Assets(continued)

	BlackRock Future U.S. Themes ETF		BlackRock Large Cap Core ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Period From 10/24/23(a) to 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$23,408	$34,755	$38,350
Net realized gain (loss)	487,907	(338,871)	94,041
Net change in unrealized appreciation (depreciation)	887,296	930,496	1,304,580
Net increase in net assets resulting from operations	1,398,611	626,380	1,436,971
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(20,946)	(37,141)	(32,858)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,142,729	—	5,814,628
NET ASSETS
Total increase in net assets	2,520,394	589,239	7,218,741
Beginning of period	4,937,758	4,348,519	—
End of period	$7,458,152	$4,937,758	$7,218,741

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	BlackRock Large Cap Value ETF		BlackRock U.S. Carbon Transition Readiness ETF
	Year Ended 07/31/24	Period From 05/19/23(a) to 07/31/23	Year Ended 07/31/24	Year Ended 07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$127,109	$17,166	$19,638,789	$22,429,376
Net realized gain (loss)	686,909	(14,942)	181,262,017	(23,526,279)
Net change in unrealized appreciation (depreciation)	437,892	541,935	47,562,945	183,731,941
Net increase in net assets resulting from operations	1,251,910	544,159	248,463,751	182,635,038
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(124,837)	—	(20,232,185)	(22,379,758)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(318,240)	5,965,456	(669,338,537)	114,373,008
NET ASSETS
Total increase (decrease) in net assets	808,833	6,509,615	(441,106,971)	274,628,288
Beginning of period	6,509,615	—	1,683,978,711	1,409,350,423
End of period	$7,318,448	$6,509,615	$1,242,871,740	$1,683,978,711

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Statements of Changes in Net Assets(continued)

	BlackRock U.S. Equity Factor Rotation ETF		BlackRock U.S. Industry Rotation ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Period From 03/26/24(a) to 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$27,307,158	$623,126	$10,454
Net realized gain (loss)	78,561,323	(5,223,835)	(203,568)
Net change in unrealized appreciation (depreciation)	793,780,772	6,667,166	403,488
Net increase in net assets resulting from operations	899,649,253	2,066,457	210,374
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(19,432,993)	(748,865)	(7,538)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	9,226,052,475	(42,033,410)	9,168,753
NET ASSETS
Total increase (decrease) in net assets	10,106,268,735	(40,715,818)	9,371,589
Beginning of period	32,753,853	73,469,671	—
End of period	$10,139,022,588	$32,753,853	$9,371,589

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	BlackRock World ex U.S. Carbon Transition Readiness ETF
	Year Ended 07/31/24	Year Ended 07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$10,604,742	$13,455,823
Net realized gain (loss)	12,590,119	(36,849,991)
Net change in unrealized appreciation (depreciation)	(229,552)	81,534,498
Net increase in net assets resulting from operations	22,965,309	58,140,330
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(12,173,850)	(15,105,730)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(293,796,874)	90,912,171
NET ASSETS
Total increase (decrease) in net assets	(283,005,415)	133,946,771
Beginning of year	576,261,731	442,314,960
End of year	$293,256,316	$576,261,731

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Future Climate and Sustainable Economy ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Period From 08/03/21(a) to 07/31/22
Net asset value, beginning of period	$22.12	$20.58	$25.14
Net investment income(b)	0.20	0.21	0.13
Net realized and unrealized gain (loss)(c)	(0.48)	1.50	(4.55)
Net increase (decrease) from investment operations	(0.28)	1.71	(4.42)
Distributions from net investment income(d)	(0.24)	(0.17)	(0.14)
Net asset value, end of period	$21.60	$22.12	$20.58
Total Return(e)
Based on net asset value	(1.22)%	8.31%	(17.61)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.70%	0.70%	0.70%(h)
Total expenses after fees waived	0.70%	0.69%	0.70%(h)
Net investment income	0.97%	0.99%	0.56%(h)
Supplemental Data
Net assets, end of period (000)	$3,240	$4,423	$4,116
Portfolio turnover rate(i)	51%	40%	55%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	BlackRock Future Financial and Technology ETF
	Year Ended 07/31/24	Period From 08/16/22(a) to 07/31/23
Net asset value, beginning of period	$22.59	$24.99
Net investment income(b)	0.19	0.18
Net realized and unrealized gain (loss)(c)	1.84	(2.46)
Net increase (decrease) from investment operations	2.03	(2.28)
Distributions from net investment income(d)	(0.25)	(0.12)
Net asset value, end of period	$24.37	$22.59
Total Return(e)
Based on net asset value	9.06%	(9.09)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.70%	0.70%(h)
Total expenses after fees waived	0.70%	0.70%(h)
Net investment income	0.83%	0.90%(h)
Supplemental Data
Net assets, end of period (000)	$4,873	$4,518
Portfolio turnover rate(i)	58%	83%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	BlackRock Future Health ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Period From 09/29/20(a) to 07/31/21
Net asset value, beginning of period	$24.73	$23.21	$30.04	$25.13
Net investment loss(b)	(0.03)	(0.07)	(0.13)	(0.15)
Net realized and unrealized gain (loss)(c)	1.34	1.59	(6.70)	5.06
Net increase (decrease) from investment operations	1.31	1.52	(6.83)	4.91
Distributions from net investment income(d)	(0.01)	—	—	—
Net asset value, end of period	$26.03	$24.73	$23.21	$30.04
Total Return(e)
Based on net asset value	5.30%	6.56%	(22.72)%(f)	19.50%(g)
Ratios to Average Net Assets(h)
Total expenses	0.85%	0.85%	0.85%	0.85%(i)
Total expenses after fees waived	0.85%	0.85%	0.85%	0.85%(i)
Net investment loss	(0.12)%	(0.29)%	(0.49)%	(0.64)%(i)
Supplemental Data
Net assets, end of period (000)	$4,165	$5,935	$7,426	$7,209
Portfolio turnover rate(j)	77%	74%	103%	39%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been -22.73%.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	BlackRock Future Tech ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Period From 09/29/20(a) to 07/31/21
Net asset value, beginning of period	$22.75	$21.00	$36.28	$25.25
Net investment loss(b)	(0.06)	(0.03)	(0.17)	(0.18)
Net realized and unrealized gain (loss)(c)	3.11	1.78	(15.11)	11.21
Net increase (decrease) from investment operations	3.05	1.75	(15.28)	11.03
Net asset value, end of period	$25.80	$22.75	$21.00	$36.28
Total Return(d)
Based on net asset value	13.39%	8.35%	(42.12)%	43.68%(e)
Ratios to Average Net Assets(f)
Total expenses	0.88%	0.88%	0.88%	0.88%(g)
Total expenses after fees waived	0.88%	0.88%	0.88%	0.88%(g)
Net investment loss	(0.25)%	(0.17)%	(0.58)%	(0.64)%(g)
Supplemental Data
Net assets, end of period (000)	$13,414	$14,560	$12,598	$20,319
Portfolio turnover rate(h)	70%	68%	51%	38%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Where applicable, assumes the reinvestment of distributions.
(e) Not annualized.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Annualized.
(h) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	BlackRock Future U.S. Themes ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Period From 12/14/21(a) to 07/31/22
Net asset value, beginning of period	$24.69	$21.74	$24.78
Net investment income(b)	0.11	0.17	0.09
Net realized and unrealized gain (loss)(c)	6.38	2.97	(3.06)
Net increase (decrease) from investment operations	6.49	3.14	(2.97)
Distributions from net investment income(d)	(0.10)	(0.19)	(0.07)
Net asset value, end of period	$31.08	$24.69	$21.74
Total Return(e)
Based on net asset value	26.36%	14.56%	(11.99)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.60%	0.60%	0.60%(h)
Total expenses after fees waived	0.60%	0.60%	0.60%(h)
Net investment income	0.40%	0.80%	0.61%(h)
Supplemental Data
Net assets, end of period (000)	$7,458	$4,938	$4,349
Portfolio turnover rate(i)	91%	87%	43%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout the period)

BlackRock Large Cap Core ETF
Period From 10/24/23(a) to 07/31/24
Net asset value, beginning of period	$25.14
Net investment income(b)	0.17
Net realized and unrealized gain(c)	6.22
Net increase from investment operations	6.39
Distributions from net investment income(d)	(0.14)
Net asset value, end of period	$31.39
Total Return(e)
Based on net asset value	25.43%(f)
Ratios to Average Net Assets(g)
Total expenses	0.38%(h)
Total expenses after fees waived	0.36%(h)
Net investment income	0.75%(h)
Supplemental Data
Net assets, end of period (000)	$7,219
Portfolio turnover rate(i)	31%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	BlackRock Large Cap Value ETF
	Year Ended 07/31/24	Period From 05/19/23(a) to 07/31/23
Net asset value, beginning of period	$27.12	$24.95
Net investment income(b)	0.54	0.07
Net realized and unrealized gain(c)	4.69	2.10
Net increase from investment operations	5.23	2.17
Distributions from net investment income(d)	(0.53)	—
Net asset value, end of period	$31.82	$27.12
Total Return(e)
Based on net asset value	19.53%	8.70%(f)
Ratios to Average Net Assets(g)
Total expenses	0.55%	0.55%(h)
Total expenses after fees waived	0.53%	0.55%(h)
Net investment income	1.87%	1.42%(h)
Supplemental Data
Net assets, end of period (000)	$7,318	$6,510
Portfolio turnover rate(i)	52%	12%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	BlackRock U.S. Carbon Transition Readiness ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Period From 04/06/21(a) to 07/31/21
Net asset value, beginning of period	$50.57	$45.83	$50.58	$46.60
Net investment income(b)	0.74	0.72	0.65	0.17
Net realized and unrealized gain (loss)(c)	9.56	4.74	(4.00)	3.90
Net increase (decrease) from investment operations	10.30	5.46	(3.35)	4.07
Distributions(d)
From net investment income	(0.76)	(0.72)	(0.63)	(0.09)
From net realized gain	—	—	(0.77)	—
Total distributions	(0.76)	(0.72)	(1.40)	(0.09)
Net asset value, end of period	$60.11	$50.57	$45.83	$50.58
Total Return(e)
Based on net asset value	20.61%(f)	12.16%	(6.90)%	8.74%(g)
Ratios to Average Net Assets(h)
Total expenses	0.29%	0.29%	0.29%	0.29%(i)
Total expenses after fees waived	0.14%	0.14%	0.14%	0.14%(i)
Net investment income	1.41%	1.59%	1.31%	1.07%(i)
Supplemental Data
Net assets, end of period (000)	$1,242,872	$1,683,979	$1,409,350	$1,423,889
Portfolio turnover rate(j)	46%	31%	58%	13%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	BlackRock U.S. Equity Factor Rotation ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of year	$37.43	$31.60	$37.03	$27.27	$26.52
Net investment income(a)	0.34	0.47	0.40	0.45	0.52
Net realized and unrealized gain (loss)(b)	9.77	5.88	(3.84)	9.78	0.67
Net increase (decrease) from investment operations	10.11	6.35	(3.44)	10.23	1.19
Distributions(c)
From net investment income	(0.28)	(0.52)	(0.42)	(0.47)	(0.44)
From net realized gain	—	—	(1.57)	—	—
Total distributions	(0.28)	(0.52)	(1.99)	(0.47)	(0.44)
Net asset value, end of year	$47.26	$37.43	$31.60	$37.03	$27.27
Total Return(d)
Based on net asset value	27.15%	20.47%	(9.94)%	37.87%	4.61%
Ratios to Average Net Assets(e)
Total expenses	0.27%	0.30%	0.30%	0.30%	0.30%
Total expenses after fees waived	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.76%	1.51%	1.15%	1.41%	1.97%
Supplemental Data
Net assets, end of year (000)	$10,139,023	$32,754	$73,470	$96,288	$89,992
Portfolio turnover rate(f)	90%	118%	102%	146%	175%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout the period)

BlackRock U.S. Industry Rotation ETF
Period From 03/26/24(a) to 07/31/24
Net asset value, beginning of period	$25.00
Net investment income(b)	0.04
Net realized and unrealized gain(c)	1.02
Net increase from investment operations	1.06
Distributions from net investment income(d)	(0.03)
Net asset value, end of period	$26.03
Total Return(e)
Based on net asset value	4.27%(f)
Ratios to Average Net Assets(g)
Total expenses	0.42%(h)
Total expenses after fees waived	0.42%(h)
Net investment income	0.48%(h)
Supplemental Data
Net assets, end of period (000)	$9,372
Portfolio turnover rate(i)	107%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	BlackRock World ex U.S. Carbon Transition Readiness ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Period From 04/06/21(a) to 07/31/21
Net asset value, beginning of period	$43.41	$39.85	$48.06	$46.16
Net investment income(b)	1.16	1.20	1.23	0.39
Net realized and unrealized gain (loss)(c)	2.97	3.69	(7.93)	1.82
Net increase (decrease) from investment operations	4.13	4.89	(6.70)	2.21
Distributions(d)
From net investment income	(1.54)	(1.33)	(1.30)	(0.31)
From net realized gain	—	—	(0.21)	—
Total distributions	(1.54)	(1.33)	(1.51)	(0.31)
Net asset value, end of period	$46.00	$43.41	$39.85	$48.06
Total Return(e)
Based on net asset value	9.70%	12.50%	(14.15)%	4.77%(f)
Ratios to Average Net Assets(g)
Total expenses	0.35%	0.35%	0.35%	0.35%(h)
Total expenses after fees waived	0.20%	0.20%	0.20%	0.20%(h)
Net investment income	2.72%	2.99%	2.73%	2.58%(h)
Supplemental Data
Net assets, end of period (000)	$293,256	$576,262	$442,315	$605,599
Portfolio turnover rate(i)	45%	39%	47%	19%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements
1. ORGANIZATION
BlackRock ETF Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
BlackRock ETF	Diversification Classification
Future Climate and Sustainable Economy	Non-diversified
Future Financial and Technology	Non-diversified
Future Health	Diversified(a)
Future Tech	Diversified(a)
Future U.S. Themes	Non-diversified
Large Cap Core(b)	Non-diversified
Large Cap Value	Non-diversified
U.S. Carbon Transition Readiness	Non-diversified
U.S. Equity Factor Rotation	Diversified
U.S. Industry Rotation(c)	Diversified
World ex U.S. Carbon Transition Readiness	Non-diversified

(a)	The Fund's classification changed from non-diversified to diversified during the reporting period.
(b)	The Fund commenced operations on October 24, 2023.
(c)	The Fund commenced operations on March 26, 2024.
On July 30, 2024, the Board approved a proposal to change the name of certain Funds as follows. Additionally, BlackRock Future U.S. Themes ETF’s ticker will be changed from BTHM to THRO. These changes are expected to become effective on or about October 10, 2024.
Current Fund Name	New Fund Name
BlackRock Future Financial and Technology ETF	iShares FinTech Active ETF
BlackRock Future Health ETF	iShares Health Innovation Active ETF
BlackRock Future U.S. Themes ETF	iShares U.S. Thematic Rotation Active ETF
BlackRock Large Cap Core ETF	iShares Large Cap Core Active ETF
BlackRock Large Cap Value ETF	iShares Large Cap Value Active ETF
BlackRock U.S. Equity Factor Rotation ETF	iShares U.S. Equity Factor Rotation Active ETF
BlackRock U.S. Industry Rotation ETF	iShares U.S. Industry Rotation Active ETF
On May 16, 2024, the Board of Trustees of BlackRock Future Climate and Sustainability Economy ETF and BlackRock Future Tech ETF approved a proposal to liquidate the Funds.  Accordingly, effective on August 12, 2024, the Funds will no longer accept creation and redemption orders and trading will be halted prior to market open on August 13, 2024. Proceeds of the liquidations will be sent to shareholders on or about August 15, 2024.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)
of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.
Notes to Financial Statements

Notes to Financial Statements  (continued)
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
BlackRock ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Future Financial and Technology
BofA Securities, Inc.	$46,691	$(46,691)	$—	$—
Goldman Sachs & Co. LLC	146,970	(146,970)	—	—
J.P. Morgan Securities LLC	132,012	(132,012)	—	—
Toronto-Dominion Bank	26,567	(26,567)	—	—
	$352,240	$(352,240)	$—	$—
Future Health
Barclays Bank PLC	$9,151	$(9,151)	$—	$—
BNP Paribas SA	13,574	(13,574)	—	—
BofA Securities, Inc.	16,922	(16,922)	—	—
Goldman Sachs & Co. LLC	39,289	(38,859)	—	430(b)
HSBC Bank PLC	89,802	(89,802)	—	—
J.P. Morgan Securities LLC	59,319	(59,319)	—	—
RBC Capital Markets LLC	42,471	(42,471)	—	—
Toronto-Dominion Bank	8,495	(8,475)	—	20(b)
	$279,023	$(278,573)	$—	$450
Future U.S. Themes
Goldman Sachs & Co. LLC	$9,184	$(9,184)	$—	$—
HSBC Bank PLC	13,128	(13,128)	—	—
Morgan Stanley	40,160	(40,160)	—	—
UBS AG	12,390	(12,390)	—	—
	$74,862	$(74,862)	$—	$—
Large Cap Core
J.P. Morgan Securities LLC	$32,844	$(32,844)	$—	$—
U.S. Carbon Transition Readiness
Barclays Bank PLC	$2,121,992	$(2,121,992)	$—	$—
BNP Paribas SA	703,878	(701,901)	—	1,977(b)
Citigroup Global Markets, Inc.	577,025	(577,025)	—	—
J.P. Morgan Securities LLC	118,152	(118,152)	—	—
UBS AG	224,444	(222,816)	—	1,628(b)
	$3,745,491	$(3,741,886)	$—	$3,605
U.S. Equity Factor Rotation
Barclays Capital, Inc.	$30,120	$(30,120)	$—	$—
U.S. Industry Rotation
BofA Securities, Inc.	$562	$(562)	$—	$—
World ex U.S. Carbon Transition Readiness
BNP Paribas SA	$76,914	$(76,914)	$—	$—
Citigroup Global Markets, Inc.	27,298	(27,298)	—	—
State Street Bank & Trust Co.	58,081	(58,081)	—	—
	$162,293	$(162,293)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of July 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
Notes to Financial Statements

Notes to Financial Statements  (continued)
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.  A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the BlackRock Future Climate and Sustainable Economy ETF and BlackRock Future Financial and Technology ETF, BFA will be paid a management fee from the Funds based on a percentage of each Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.70%
Over $1 billion, up to and including $3 billion	0.66
Over $3 billion, up to and including $5 billion	0.63
Over $5 billion, up to and including $10 billion	0.61
Over $10 billion	0.60
For its investment advisory services to the BlackRock Future Health ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.85%
Over $1 billion, up to and including $3 billion	0.80
Over $3 billion, up to and including $5 billion	0.77
Over $5 billion, up to and including $10 billion	0.74
Over $10 billion	0.72
For its investment advisory services to the BlackRock Future Tech ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.88%
Over $1 billion, up to and including $3 billion	0.83
Over $3 billion, up to and including $5 billion	0.79
Over $5 billion, up to and including $10 billion	0.77
Over $10 billion	0.75
For its investment advisory services to the BlackRock Future U.S. Themes ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.60%
Over $1 billion, up to and including $3 billion	0.56
Over $3 billion, up to and including $5 billion	0.54
Over $5 billion, up to and including $10 billion	0.52
Over $10 billion	0.51
For its investment advisory services to the BlackRock Large Cap Core ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.38%
Over $1 billion, up to and including $3 billion	0.36
Over $3 billion, up to and including $5 billion	0.34
Over $5 billion, up to and including $10 billion	0.33
Over $10 billion	0.32
Notes to Financial Statements

Notes to Financial Statements  (continued)
For its investment advisory services to the BlackRock Large Cap Value ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.55%
Over $1 billion, up to and including $3 billion	0.51
Over $3 billion, up to and including $5 billion	0.48
Over $5 billion, up to and including $10 billion	0.46
Over $10 billion	0.45
For its investment advisory services to each of the BlackRock U.S. Carbon Transition Readiness ETF and BlackRock U.S. Equity Factor Rotation ETF, BFA will be paid a management fee from the Funds based on a percentage of each Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.30%
Over $1 billion, up to and including $3 billion	0.28
Over $3 billion, up to and including $5 billion	0.27
Over $5 billion, up to and including $10 billion	0.26
Over $10 billion	0.25
For its investment advisory services to the BlackRock U.S. Industry Rotation ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.42%
Over $1 billion, up to and including $3 billion	0.39
Over $3 billion, up to and including $5 billion	0.38
Over $5 billion, up to and including $10 billion	0.37
Over $10 billion	0.35
For its investment advisory services to the BlackRock World ex U.S. Carbon Transition Readiness ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.35%
Over $1 billion, up to and including $3 billion	0.33
Over $3 billion, up to and including $5 billion	0.32
Over $5 billion, up to and including $10 billion	0.30
Over $10 billion	0.29
Expense Waivers: For the BlackRock Large Cap Core ETF, BFA has contractually agreed to waive 0.02% of its management fee payable through June 30, 2026.  BFA has contractually agreed to waive 0.15% of its management fee payable for each of the BlackRock U.S. Carbon Transition Readiness and BlackRock World ex U.S. Carbon Transition Readiness ETFs, through June 30, 2025. The contractual agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
Effective May 23, 2024, for the BlackRock Large Cap Value ETF, BFA has contractually agreed to cap the Fund's total annual fund operating expenses after fee waiver to 0.46% as a percentage of the Fund's average daily net assets through June 30, 2026.
For the BlackRock U.S. Equity Factor Rotation ETF, BFA has voluntarily agreed to waive its management fee payable by the BlacKRock U.S. Equity Factor Rotation ETF to limit the annual management fee paid by the Fund to 0.20%. BFA may also from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended July 31, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
BlackRock ETF	Amounts Waived
Large Cap Core	$1,022
Large Cap Value	1,232
U.S. Carbon Transition Readiness	2,087,152
U.S. Equity Factor Rotation	2,653,767
World ex U.S. Carbon Transition Readiness	585,209

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)
In addition, BFA has contractually agreed to waive a portion of its management fees to each Fund, in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2025 (for each Fund other than the BlackRock U.S. Industry Rotation ETF) or June 30, 2026 (for the BlackRock U.S. Industry Rotation ETF). BFA has also contractually agreed to waive a portion of its management fees to each Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in money market funds advised by BFA or its affiliates through June 30, 2025 (for each Fund other than the BlackRock U.S. Industry Rotation ETF) or June 30, 2026 (for the BlackRock U.S. Industry Rotation ETF). The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
For the year ended July 31, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
BlackRock ETF	Amounts Waived
Future Climate and Sustainable Economy	$121
Future Financial and Technology	172
Future Health	180
Future Tech	220
Future U.S. Themes	38
Large Cap Core	52
Large Cap Value	38
U.S. Carbon Transition Readiness	11,394
U.S. Equity Factor Rotation	16,628
U.S. Industry Rotation	8
World ex U.S. Carbon Transition Readiness	4,340
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the BlackRock Future Climate and Sustainable Economy ETF, BlackRock Future Financial and Technology ETF, BlackRock U.S. Carbon Transition Readiness ETF and BlackRock World ex U.S. Carbon Transition Readiness ETF.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: BlackRock Future U.S. Themes ETF, BlackRock Large Cap Core ETF, BlackRock Large Cap Value ETF, BlackRock U.S. Carbon Transition Readiness ETF, BlackRock U.S. Equity Factor Rotation ETF and BlackRock U.S. Industry Rotation ETF have entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the "SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each of BlackRock Future Health ETF, BlackRock Future U.S. Themes ETF, BlackRock Large Cap Core ETF, BlackRock Large Cap Value ETF, BlackRock U.S. Carbon Transition Readiness ETF, BlackRock U.S. Equity Factor Rotation ETF and BlackRock U.S. Industry Rotation ETF (the “Group 1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, each of  BlackRock Future Climate and Sustainable Economy ETF, BlackRock Future Financial and Technology ETF, BlackRock Future Tech ETF and BlackRock World ex U.S. Carbon Transition Readiness ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Notes to Financial Statements

Notes to Financial Statements  (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
BlackRock ETF	Amounts
Future Climate and Sustainable Economy	$61
Future Financial and Technology	260
Future Health	538
Future Tech	1,063
Future U.S. Themes	71
Large Cap Core	4
Large Cap Value	87
U.S. Carbon Transition Readiness	24,215
U.S. Equity Factor Rotation	2,433
U.S. Industry Rotation	2
World ex U.S. Carbon Transition Readiness	1,639
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended July 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
BlackRock ETF	Purchases	Sales	Net Realized Gain (Loss)
Future Climate and Sustainable Economy	$5,712	$—	$—
U.S. Carbon Transition Readiness	160,684,648	164,967,028	6,856,810
World ex U.S. Carbon Transition Readiness	24,304,921	36,630,283	(1,095,344)
During the year ended July 31, 2024, the BlackRock U.S. Carbon Transition Readiness ETF received a reimbursement of $1,873 from an affiliate, which is included in payment by affiliate in the Statement of Operations, related to an operating event.
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
7. PURCHASES AND SALES
For the year ended July 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
BlackRock ETF	Purchases	Sales
Future Climate and Sustainable Economy	$1,808,847	$1,835,584
Future Financial and Technology	2,518,685	2,550,349
Future Health	2,953,990	2,972,660
Future Tech	9,780,040	10,401,561
Future U.S. Themes	5,292,810	5,277,855
Large Cap Core	2,244,834	1,955,515
Large Cap Value	3,512,138	3,795,650
U.S. Carbon Transition Readiness	626,390,158	644,805,717
U.S. Equity Factor Rotation	3,381,389,016	3,459,809,082
U.S. Industry Rotation	6,685,427	6,620,122
World ex U.S. Carbon Transition Readiness	172,066,675	185,524,410

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)
For the year ended July 31, 2024, in-kind transactions were as follows:
BlackRock ETF	In-kind Purchases	In-kind Sales
Future Climate and Sustainable Economy	$—	$934,973
Future Health	—	1,809,091
Future Tech	781,663	3,128,927
Future U.S. Themes	1,133,844	—
Large Cap Core	5,988,708	530,360
Large Cap Value	3,314,673	3,321,875
U.S. Carbon Transition Readiness	215,578,739	859,505,592
U.S. Equity Factor Rotation	10,193,494,212	982,706,569
U.S. Industry Rotation	9,046,612	—
World ex U.S. Carbon Transition Readiness	24,293,850	297,379,146
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of July 31, 2024, permanent differences attributable to nondeductible expenses, net operating loss, certain deemed distributions, distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
BlackRock ETF	Paid-in Capital	Accumulated Earnings (Loss)
Future Climate and Sustainable Economy	$100,012	$ (100,012)
Future Health	175,287	(175,287)
Future Tech	1,173,080	(1,173,080)
Large Cap Core	89,516	(89,516)
Large Cap Value	691,601	(691,601)
U.S. Carbon Transition Readiness	182,007,551	(182,007,551)
U.S. Equity Factor Rotation	111,279,065	(111,279,065)
World ex U.S. Carbon Transition Readiness	33,752,495	(33,752,495)
The tax character of distributions paid paid was as follows:
BlackRock ETF	Year Ended 07/31/24	Year Ended 07/31/23
Future Climate and Sustainable Economy
Ordinary income	$39,183	$33,795

BlackRock ETF	Year Ended 07/31/24	Period Ended 07/31/23
Future Financial and Technology
Ordinary income	$50,103	$23,350

BlackRock ETF	Year Ended 07/31/24	Year Ended 07/31/23
Future Health
Ordinary income	$1,153	$—
Future U.S. Themes
Ordinary income	$20,946	$37,141
Notes to Financial Statements

Notes to Financial Statements  (continued)

BlackRock ETF	Period Ended 07/31/24
Large Cap Core
Ordinary income	$32,858

BlackRock ETF	Year Ended 07/31/24	Period Ended 07/31/23
Large Cap Value
Ordinary income	$124,837	$—

BlackRock ETF	Year Ended 07/31/24	Year Ended 07/31/23
U.S. Carbon Transition Readiness
Ordinary income	$20,232,185	$22,379,758
U.S. Equity Factor Rotation
Ordinary income	$19,432,993	$748,865

BlackRock ETF	Period Ended 07/31/24
U.S. Industry Rotation
Ordinary income	$7,538

BlackRock ETF	Year Ended 07/31/24	Year Ended 07/31/23
World ex U.S. Carbon Transition Readiness
Ordinary income	$12,173,850	$15,105,730
As of July 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
BlackRock ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Qualified Late-Year Ordinary Losses(c)	Total
Future Climate and Sustainable Economy	$—	$(833,074)	$(32,873)	$ —	$(865,947)
Future Financial and Technology	745	(655,038)	529,303	—	(124,990)
Future Health	—	(893,871)	285,895	(2,103)	(610,079)
Future Tech	—	(8,607,787)	3,733,367	(22,848)	(4,897,268)
Future U.S. Themes	3,609	(79,487)	1,435,275	—	1,359,397
Large Cap Core	11,036	—	1,303,561	—	1,314,597
Large Cap Value	3,331	(15,271)	991,571	—	979,631
U.S. Carbon Transition Readiness	2,316,658	(76,159,088)	202,526,959	—	128,684,529
U.S. Equity Factor Rotation	7,874,165	(49,027,672)	797,577,809	—	756,424,302
U.S. Industry Rotation	2,916	(73,990)	273,910	—	202,836
World ex U.S. Carbon Transition Readiness	2,025,248	(72,887,548)	12,871,429	—	(57,990,871)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts and futures contracts, the timing and recognition of partnership income, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and undistributed capital gains from underlying REIT investments.

(c)	The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
For the year ended July 31, 2024, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
BlackRock ETF	Utilized
Future Financial and Technology	$83,304
Future U.S. Themes	486,679
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)
As of July 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
BlackRock ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Future Climate and Sustainable Economy	$3,266,196	$326,990	$(359,851)	$(32,861)
Future Financial and Technology	4,700,471	924,158	(394,881)	529,277
Future Health	4,248,116	693,117	(407,027)	286,090
Future Tech	9,678,266	4,068,169	(334,721)	3,733,448
Future U.S. Themes	6,092,668	1,480,242	(44,967)	1,435,275
Large Cap Core	5,946,478	1,352,285	(48,724)	1,303,561
Large Cap Value	6,303,155	1,136,326	(129,912)	1,006,414
U.S. Carbon Transition Readiness	1,042,818,265	234,792,565	(32,265,606)	202,526,959
U.S. Equity Factor Rotation	9,340,802,374	883,434,966	(85,857,157)	797,577,809
U.S. Industry Rotation	9,078,538	472,044	(198,134)	273,910
World ex U.S. Carbon Transition Readiness	278,999,429	33,120,988	(20,274,703)	12,846,285
9. LINE OF CREDIT
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month Overnight Bank Fund Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum.  The agreement expires in April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2024, the Funds did not borrow under the credit agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and
Notes to Financial Statements

Notes to Financial Statements  (continued)
receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Future Financial and Technology invests a significant portion of its assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets.The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Fund.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 07/31/24		Year Ended 07/31/23
BlackRock ETF	Shares	Amount	Shares	Amount
Future Climate and Sustainable Economy
Shares redeemed	(50,000)	$(1,022,079)	—	$—

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 07/31/24		Period Ended 07/31/23
BlackRock ETF	Shares	Amount	Shares	Amount
Future Financial and Technology(a)
Shares sold	—	$—	200,000	$4,998,409

	Year Ended 07/31/24		Year Ended 07/31/23
BlackRock ETF	Shares	Amount	Shares	Amount
Future Health
Shares redeemed	(80,000)	$(1,909,142)	(80,000)	$(1,752,750)
Future Tech
Shares sold	40,000	$1,007,919	40,000	$738,698
Shares redeemed	(160,000)	(4,025,770)	—	—
	(120,000)	$(3,017,851)	40,000	$738,698
Future U.S. Themes
Shares sold	40,000	$1,142,729	—	$—

	Period Ended 07/31/24
BlackRock ETF	Shares	Amount
Large Cap Core(b)
Shares sold	250,000	$6,419,747
Shares redeemed	(20,000)	(605,119)
	230,000	$5,814,628

	Year Ended 07/31/24		Period Ended 07/31/23
BlackRock ETF	Shares	Amount	Shares	Amount
Large Cap Value(c)
Shares sold	130,000	$3,691,610	240,000	$5,965,456
Shares redeemed	(140,000)	(4,009,850)	—	—
	(10,000)	$(318,240)	240,000	$5,965,456

	Year Ended 07/31/24		Year Ended 07/31/23
BlackRock ETF	Shares	Amount	Shares	Amount
U.S. Carbon Transition Readiness
Shares sold	4,400,000	$217,761,426	6,275,000	$285,078,971
Shares redeemed	(17,025,000)	(887,099,963)	(3,725,000)	(170,705,963)
	(12,625,000)	$(669,338,537)	2,550,000	$114,373,008
U.S. Equity Factor Rotation
Shares sold	236,000,000	$10,213,323,645	325,000	$9,990,719
Shares redeemed	(22,350,000)	(987,271,170)	(1,775,000)	(52,024,129)
	213,650,000	$9,226,052,475	(1,450,000)	$(42,033,410)

	Period Ended 07/31/24
BlackRock ETF	Shares	Amount
U.S. Industry Rotation(d)
Shares sold	360,000	$9,168,753
Notes to Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 07/31/24		Year Ended 07/31/23
BlackRock ETF	Shares	Amount	Shares	Amount
World ex U.S. Carbon Transition Readiness
Shares sold	675,000	$26,335,156	2,775,000	$114,752,294
Shares redeemed	(7,575,000)	(320,132,030)	(600,000)	(23,840,123)
	(6,900,000)	$(293,796,874)	2,175,000	$90,912,171

(a)	The Fund commenced operations on August 16, 2022.
(b)	The Fund commenced operations on October 24, 2023.
(c)	The Fund commenced operations on May 19, 2023.
(d)	The Fund commenced operations on March 26, 2024.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator or BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, each Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
As of July 31, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
BlackRock ETF	Shares
Future Climate & Sustainable Economy	5,000
Future Financial & Technology	160,000
Future U.S. Themes	120,000
Large Cap Core	195,000
Large Cap Value	110,000
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
On August 15, all of the assets of BlackRock Future Climate and Sustainable Economy ETF and BlackRock Future Tech ETF were liquidated, the shares of any shareholders were redeemed at NAV per share and the Funds were terminated.

2024 BlackRock Annual Financial Statements

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
BlackRock ETF Trust and Shareholders of each of the eleven funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (eleven of the funds constituting BlackRock ETF Trust, hereafter collectively referred to as the "Funds") as of July 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2024, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
BlackRock Future Climate and Sustainable Economy ETF(1)
BlackRock Future Financial and Technology ETF(2)
BlackRock Future Health ETF(1)
BlackRock Future Tech ETF (1)
BlackRock Future U.S. Themes ETF(1)
BlackRock Large Cap Core ETF(3)
BlackRock Large Cap Value ETF(4)
BlackRock U.S. Carbon Transition Readiness ETF(1)
BlackRock U.S. Equity Factor Rotation ETF(1)
BlackRock U.S. Industry Rotation ETF(5)
BlackRock World ex U.S. Carbon Transition Readiness ETF(1)
(1) Statement of operations for the year ended July 31, 2024 and statement of changes in net assets for each of the two years in the period ended July 31, 2024.
(2) Statement of operations for the year ended July 31, 2024, and statement of changes in net assets for the year ended July 31, 2024 and the period August 16, 2022 (commencement of operations) to July 31, 2023.
(3) Statement of operations and statement of changes in net assets for the period October 24, 2023 (commencement of operations) to July 31, 2024.
(4) Statement of operations for the year ended July 31, 2024, and statement of changes in net assets for the year ended July 31, 2024 and the period May 19, 2023 (commencement of operations) to July 31, 2023.
(5) Statement of operations and statement of changes in net assets for the period March 26, 2024 (commencement of operations) to July 31, 2024.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2024:
BlackRock ETF	Qualified Dividend Income
Future Climate and Sustainable Economy	$57,156
Future Financial and Technology	49,096
Future Health	16,538
Future Tech	58,316
Future U.S. Themes	55,225
Large Cap Core	53,365
Large Cap Value	144,579
U.S. Carbon Transition Readiness	19,835,846
U.S. Equity Factor Rotation	26,045,280
U.S. Industry Rotation	14,863
World ex U.S. Carbon Transition Readiness	11,368,971
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2024:
BlackRock ETF	Foreign Source Income Earned	Foreign Taxes Paid
Future Climate and Sustainable Economy	$40,827	$4,172
World ex U.S. Carbon Transition Readiness	12,362,644	1,210,576
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
BlackRock ETF	Dividends-Received Deduction
Future Climate and Sustainable Economy	42.48%
Future Financial and Technology	48.43%
Future U.S. Themes	100.00%
Large Cap Core	74.31%
Large Cap Value	100.00%
U.S. Carbon Transition Readiness	94.71%
U.S. Equity Factor Rotation	100.00%
U.S. Industry Rotation	100.00%
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2024:
BlackRock ETF	Qualified Business Income
Large Cap Core	$786
Large Cap Value	1,459
U.S. Carbon Transition Readiness	1,047,207
U.S. Equity Factor Rotation	2,702
U.S. Industry Rotation	237

2024 BlackRock Annual Financial Statements

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at blackrock.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Regulation (the “UK AIFMR”) imposes detailed and prescriptive obligations on fund managers established in the UK. These do not currently apply to managers established outside of UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the UK AIFMR because it has registered the BlackRock U.S. Carbon Transition Readiness ETF and BlackRock World ex U.S. Carbon Transition Readiness ETF  (the “Funds”) to be marketed to investors in the UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the UK AIFMR to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year. BlackRock bases its proportionality approach on a combination of factors that it is entitled to take into account based on relevant guidelines.
Remuneration information at an individual AIF level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both UK AIFMR and non-UK AIFMR related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both UK AIFMR and non-UK AIFMR related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2023 was USD 5.43m.  This figure is comprised of fixed remuneration of USD 0.74m and variable remuneration of USD 4.68m.   There was a total of 8 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2023, to its senior management was USD 3.66m, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 1.77m.
Additional Information

Additional Information (continued)
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each independent trustee for services to the Funds from BFA's investment management fees.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions
Fund and Service Providers
Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Fund Advisors San Francisco, CA 94105	PricewaterhouseCoopers LLP Philadelphia, Pennsylvania 19103
Sub-Adviser	Legal Counsel
BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	Sidley Austin LLP New York, NY 10019
Administrator, Custodian and Transfer Agent	Address of the Trust
State Street Bank and Trust Company Boston, MA, 02114	100 Bellevue Parkway Wilmington, DE 19809
Distributor
BlackRock Investments, LLC New York, NY 10001

2024 BlackRock Annual Financial Statements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust (the “Trust”) met on April 16, 2024 (the “April Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Future Health ETF (“Future Health ETF”), BlackRock Future Tech ETF (“Future Tech ETF”), BlackRock U.S. Equity Factor Rotation ETF (“U.S. Equity Factor Rotation ETF”), BlackRock U.S. Carbon Transition Readiness ETF (“U.S. Carbon Transition Readiness ETF”), BlackRock World ex U.S. Carbon Transition Readiness ETF (“World ex U.S. Carbon Transition Readiness ETF”), BlackRock Future Climate and Sustainable Economy ETF (“Future Climate and Sustainable Economy ETF”), BlackRock Future U.S. Themes ETF (“Future U.S. Themes ETF”), BlackRock Future Financial and Technology ETF (“Future Financial and Technology ETF”) and BlackRock Large Cap Value ETF (“Large Cap Value ETF”  and, together with Future Health ETF, Future Tech ETF, U.S. Equity Factor Rotation ETF, U.S. Carbon Transition Readiness ETF, World ex U.S.  Carbon Transition Readiness ETF, Future Climate and Sustainable Economy ETF, Future U.S. Themes ETF and Future Financial and Technology ETF, the “Funds”), and BlackRock Fund Advisors (the “Manager”), each Fund’s investment advisor.
The Board also considered the approval to continue (i) the sub-advisory agreement between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to U.S. Carbon Transition Readiness ETF (the “U.S. Carbon Transition Readiness ETF Sub-Advisory Agreement”); (ii) the sub-advisory agreement between the Manager and the Sub-Advisor with respect to World ex U.S. Carbon Transition Readiness ETF (the “World ex U.S. Carbon Transition Readiness ETF Sub-Advisory Agreement”); (iii) the sub-advisory agreement between the Manager and the Sub-Advisor with respect to Future Climate and Sustainable Economy ETF (the “Future Climate and Sustainable Economy ETF Sub-Advisory Agreement”); and (iv) the sub-advisory agreement between the Manager and the Sub-Advisor with respect to Future Financial and Technology ETF (the “Future Financial and Technology ETF Sub-Advisory Agreement” and, together with the U.S. Carbon Transition Readiness ETF Sub-Advisory Agreement, the World ex U.S. Carbon Transition Readiness ETF Sub-Advisory Agreement and the Future Climate and Sustainable Economy ETF, the “Sub-Advisory Agreements”).  The Manager and the Sub-Advisor are referred to herein as “BlackRock.”  The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members.  The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed.  The committees of the Board similarly met throughout the year.  The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders.  BlackRock also furnished additional information to the Board in response to specific questions from the Board.  Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements.  The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations.  The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)
the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board evaluated the information available to it on a fund-by-fund basis.  The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision.  The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund.  Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable.  The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers.  The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group.  The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund.  BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds.  In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to U.S. Carbon Transition Readiness ETF, World ex U.S. Carbon Transition Readiness ETF, Future Climate and Sustainable Economy ETF and Future Financial and Technology ETF facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the applicable Fund and its shareholders.
B. The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April Meeting.  In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2023, as compared to its Performance Peers.  Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.  In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its

2024 BlackRock Annual Financial Statements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.  The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the since-inception period reported, Large Cap Value ETF ranked in the first quartile against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-year, three-year and since-inception periods reported, U.S. Equity Factor Rotation ETF ranked in the first, first and second quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-year and since-inception periods reported, U.S. Carbon Transition Readiness ETF ranked in the second and third quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable period.
The Board noted that for the one-year, three-year and since-inception periods reported, Future Health ETF ranked in the second, third and fourth quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable periods.
The Board noted that for the one-year and since-inception periods reported, World ex U.S. Carbon Transition Readiness ETF ranked in the third and second quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable period.
The Board noted that for the one-year, three-year and since-inception periods reported, Future Tech ETF ranked in the third, fourth and fourth quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable periods. The Board was informed that, among other things, the Fund underperformed peers due to the rise of interest rates in 2021/2022 and the impact it had on the Fund’s exposure to smaller and more growth-oriented companies which is driven by its innovation mandate. The Board and BlackRock discussed BlackRock’s strategy for improving the Fund’s investment performance. Discussions covered topics such as performance attribution, the Fund’s investment personnel, and the resources appropriate to support the Fund’s investment processes.
The Board noted that for the one-year and since-inception periods reported, Future U.S. Themes ETF ranked in the fourth and first quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable period.
The Board noted that for each of the one-year and since-inception periods reported, Future Climate and Sustainable Economy ETF ranked in the fourth quartile against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable periods. The Board was informed that, among other things, underperformance was driven by the Fund’s commitment to its core theme of climate change solutions, which unfortunately did not align with the technology sector's significant contribution to the overall market's performance in 2023. This adherence to theme purity negatively impacted the Fund's relative returns. The Board and BlackRock discussed BlackRock’s strategy for improving the Fund’s investment performance. Discussions covered topics such as performance attribution, the Fund’s investment personnel, and the resources appropriate to support the Fund’s investment processes.
The Board noted that for each of the one-year and since-inception periods reported, Future Financial and Technology ETF ranked in the fourth quartile against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable periods. The Board was informed that, among other things, underperformance was driven by being in the Morningstar Technology category but having less exposure to Tech Mega Caps and GenAI beneficiaries as many of these stocks are not related to the Fund’s theme of financial technology. The Board and BlackRock discussed BlackRock’s strategy for improving the Fund’s investment performance. Discussions covered topics such as performance attribution, the Fund’s investment personnel, and the resources appropriate to support the Fund’s investment processes.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.  The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)
net operating expenses, including any 12b-1 or non-12b-1 service fees.  The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers.  The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility.  The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition.  The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund.  The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years.  The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates.  The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products.  The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.  The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms.  The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.  The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that U.S. Equity Factor Rotation ETF’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock had voluntarily agreed to waive a portion of the advisory fee payable by the Fund.
The Board noted that Future Climate and Sustainable Economy ETF’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Fund’s Expense Peers.
The Board noted that Future U.S. Themes ETF’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the Fund’s Expense Peers.
The Board noted that each of World ex U.S. Carbon Transition Readiness ETF’s and U.S. Carbon Transition Readiness ETF’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. Additionally, the Board noted that BlackRock and the Board have contractually agreed to waive a portion of the advisory fee payable by the applicable Fund.
The Board noted that each of Future Financial and Technology ETF’s and Large Cap Value ETF’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Fund’s Expense Peers.
The Board noted that Future Health ETF’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile relative to the Fund’s Expense Peers. The Board also noted, however, that given the comparability limitations of the Expense Peers, BlackRock provided the Board a supplemental peer group consisting of funds that BlackRock believes are generally similar to the Fund. The Board noted that the Fund’s actual management fee rate and total expense ratio each ranked in the second quartile relative to the supplemental peer group.
The Board noted that Future Tech ETF’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile relative to the Fund’s Expense Peers. The Board also noted, however, that given the comparability limitations of the Expense Peers, BlackRock provided the Board a supplemental peer group consisting of funds that BlackRock believes are generally similar to the Fund. The Board noted that the Fund’s actual management fee rate and total expense ratio ranked in the fourth and third quartiles, respectively, relative to the supplemental peer group.
The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the pertinent Fund decreases below certain contractually specified levels.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might benefit the Funds in a variety of ways as the assets of the Funds increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable.  The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members

2024 BlackRock Annual Financial Statements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending, ETF servicing and cash management services.  With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent.  The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the ETF marketplace, and that shareholders are able to redeem or sell their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Trust, on behalf of each Fund; (ii) the U.S. Carbon Transition Readiness ETF Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to U.S. Carbon Transition Readiness ETF; (iii) the World ex U.S. Carbon Transition Readiness ETF Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to World ex U.S. Carbon Transition Readiness ETF; (iv) the Future Climate and Sustainable Economy ETF Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to Future Climate and Sustainable Economy ETF; and (v) the Future Financial and Technology ETF Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to Future Financial and Technology ETF, each for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders.  In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered.  The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust (the “Trust”) met on March 5-7, 2024 (the “Organizational Meeting”) to consider the initial approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock U.S. Industry Rotation ETF (the “Fund”), and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Fund’s investment advisor. The Agreement was the same agreement that had been previously approved by the Board with respect to certain series of the Trust.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Trust is required to consider the initial approval of the Agreement. The Board members whom are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”).  In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the Organizational Meeting, the Board received and reviewed materials relating to its consideration of the proposed Agreement.  The Board considered all factors it believed relevant with respect to the Fund, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the existence and sharing of potential economies of scale; (e) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.
In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement.  The Board received materials in advance of the Organizational Meeting relating to its consideration of the Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement.  The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the Fund.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services to be Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund.  The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds.  The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements.  The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet the Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund.  The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters.  The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group.  The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.  The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund.  The Board considered that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund.  In particular, BlackRock and its affiliates will provide the Fund with administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with

2024 BlackRock Annual Financial Statements

Disclosure of Investment Advisory Agreement  (continued)
regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds.  The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the date of the Organizational Meeting.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund
In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.  The Board also compared the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees.  The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund.  Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to provide the high quality of services that is expected by the Board.  The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the estimated actual management fee rate and estimated total expense ratio would each rank in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels.
Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.
As the Fund had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund.  BlackRock, however, will provide the Board with such information at future meetings.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoint structure, fee waivers, and expense caps, as applicable.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, ETF servicing and cash management services.  The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.  The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board noted that it considered information regarding BlackRock’s brokerage and soft dollar practices and received and reviewed reports from BlackRock and its affiliates at prior meetings of the boards of directors/trustees of other funds in the BlackRock Multi-Asset Complex which included information on brokerage commissions and trade execution practices.
The Board noted the competitive nature of the ETF marketplace, and that shareholders are able to redeem or sell their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement  (continued)
Conclusion
Following discussion, the Board, including the Independent Board Members, unanimously approved the Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Agreement.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders.  In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered.  The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

2024 BlackRock Annual Financial Statements

Glossary of Terms Used in this Report

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVS	Non-Voting Shares
S&P	Standard & Poor's
Glossary of Terms Used in this Report

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust

Date: September 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust

Date: September 23, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust

Date: September 23, 2024